UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 49	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 175	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions.
This submission is the first of two related submissions. The SAI is contained in the second submission.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s FUTURE Annuity®
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 62. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III

•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S

•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,422	$2,619	$3,755	$6,542	*	$2,119	$3,455	$6,542	$722	$2,119	$3,455	$6,542
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.

Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.

•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.

CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.

This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.

Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.

At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.

Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.

Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.

Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.

Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.

Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.

Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;

•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.202307	12.115451	-8.23%	7,381
2017	11.658706	13.202307	13.24%	7,386
2016	11.386938	11.658706	2.39%	1,601
2015	11.647565	11.386938	-2.24%	2,950
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.677019	-23.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	22.205454	18.629384	-16.10%	36,894
2017	19.865193	22.205454	11.78%	46,928
2016	16.070856	19.865193	23.61%	56,150
2015	17.204617	16.070856	-6.59%	60,684
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.647719	14.098878	-3.75%	570,744
2017	14.264089	14.647719	2.69%	669,805
2016	13.795265	14.264089	3.40%	765,432
2015	14.280010	13.795265	-3.39%	796,873
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	27.050046	23.352719	-13.67%	218,526
2017	24.449579	27.050046	10.64%	255,558
2016	20.091523	24.449579	21.69%	308,654
2015	20.579057	20.091523	-2.37%	278,769
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.954414	10.536383	-3.82%	54,523
2017	10.328113	10.954414	6.06%	45,400
2016	9.242160	10.328113	11.75%	16,696
2015*	10.000000	9.242160	-7.58%	6,501
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.186839	10.016735	-1.67%	42,358
2017	9.964785	10.186839	2.23%	42,341
2016	9.818647	9.964785	1.49%	53,549
2015*	10.000000	9.818647	-1.81%	7,160

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.986990	11.908994	-8.30%	45,007
2017	11.255180	12.986990	15.39%	65,970
2016	9.790557	11.255180	14.96%	43,255
2015*	10.000000	9.790557	-2.09%	2,191
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.770901	16.267208	-8.46%	388,159
2017	15.778010	17.770901	12.63%	461,549
2016	15.345042	15.778010	2.82%	521,454
2015	15.648868	15.345042	-1.94%	577,315
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.231275	9.728326	-4.92%	14,224
2017*	10.000000	10.231275	2.31%	10,138
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	17.085069	14.054626	-17.74%	54,072
2017	15.433801	17.085069	10.70%	65,714
2016	11.886442	15.433801	29.84%	104,447
2015	12.829520	11.886442	-7.35%	47,079
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.704544	11.444519	-16.49%	60,562
2017	12.026760	13.704544	13.95%	71,852
2016	10.539602	12.026760	14.11%	67,269
2015	10.915333	10.539602	-3.44%	52,024
2014*	10.000000	10.915333	9.15%	20,105
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.773465	10.661394	-1.04%	298,510
2017	10.514550	10.773465	2.46%	156,717
2016	9.743482	10.514550	7.91%	108,743
2015	9.935516	9.743482	-1.93%	53,702
2014*	10.000000	9.935516	-0.64%	24,587

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.264627	-17.35%	4,987
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.890251	16.042303	-5.02%	185,379
2017	15.091288	16.890251	11.92%	178,452
2016	14.471883	15.091288	4.28%	194,595
2015	14.656383	14.471883	-1.26%	202,239
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	17.367453	16.173396	-6.88%	218,310
2017	15.054053	17.367453	15.37%	238,133
2016	14.332029	15.054053	5.04%	239,323
2015	14.522693	14.332029	-1.31%	259,191
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	18.355524	16.746775	-8.76%	118,993
2017	15.338074	18.355524	19.67%	126,124
2016	14.536953	15.338074	5.51%	129,113
2015	14.725838	14.536953	-1.28%	141,904
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.030349	11.386263	-5.35%	159,697
2017	10.459713	12.030349	15.02%	79,606
2016*	10.000000	10.459713	4.60%	46,482
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.929345	8.143852	-25.49%	203,699
2017	11.348840	10.929345	-3.70%	257,210
2016	8.581887	11.348840	32.24%	351,646
2015	10.932839	8.581887	-21.50%	299,062
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.039041	11.727332	-10.06%	15,374
2017	11.288552	13.039041	15.51%	16,845
2016*	10.000000	11.288552	12.89%	14,674
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.758946	15.509752	-1.58%	646,783
2017	15.274544	15.758946	3.17%	771,238
2016	14.738547	15.274544	3.64%	824,346
2015	14.985664	14.738547	-1.65%	861,325
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	22.096195	18.681230	-15.45%	320,792
2017	18.481245	22.096195	19.56%	366,277
2016	16.642209	18.481245	11.05%	440,173
2015	17.057651	16.642209	-2.44%	541,985
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.224053	9.472748	-7.35%	25,891
2017*	10.000000	10.224053	2.24%	14,944

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.976455	13.402159	-10.51%	81,300
2017	13.502325	14.976455	10.92%	81,388
2016	12.044022	13.502325	12.11%	154,515
2015	12.965069	12.044022	-7.10%	173,026
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.880586	16.947544	-5.22%	449,428
2017	16.459474	17.880586	8.63%	525,238
2016	14.573276	16.459474	12.94%	566,436
2015	15.829727	14.573276	-7.94%	699,676
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	20.673329	17.839263	-13.71%	99,670
2017	18.861930	20.673329	9.60%	120,839
2016	14.626849	18.861930	28.95%	158,519
2015	15.944987	14.626849	-8.27%	186,511
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	12.070794	10.067088	-16.60%	84,110
2017	8.679103	12.070794	39.08%	158,887
2016	7.460840	8.679103	16.33%	87,581
2015	9.369024	7.460840	-20.37%	112,952
2014*	10.000000	9.369024	-6.31%	137,894
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.863805	8.260963	-16.25%	176,138
2017	8.533633	9.863805	15.59%	217,399
2016	8.038478	8.533633	6.16%	242,528
2015	8.679069	8.038478	-7.38%	270,902
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.778278	9.872562	0.96%	726,063
2017	9.685290	9.778278	0.96%	914,532
2016	9.498810	9.685290	1.96%	979,100
2015	10.021302	9.498810	-5.21%	1,208,839
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.819440	12.146479	-5.25%	6,301
2017	11.441863	12.819440	12.04%	7,083
2016	11.071110	11.441863	3.35%	6,709
2015	11.867646	11.071110	-6.71%	6,513
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.428095	-5.72%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.514288	9.885395	-5.98%	36,239
2017	10.238623	10.514288	2.69%	36,377
2016	10.386785	10.238623	-1.43%	35,508
2015	10.296053	10.386785	0.88%	36,295
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.923195	18.013316	-4.81%	12,526
2017	15.039451	18.923195	25.82%	11,182
2016	14.883132	15.039451	1.05%	3,398
2015	14.344494	14.883132	3.76%	5,352
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.817389	13.849067	-12.44%	1,418
2017	13.927832	15.817389	13.57%	3,125
2016	12.425537	13.927832	12.09%	3,079
2015	13.105711	12.425537	-5.19%	1,000
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.998233	15.846896	-6.77%	16,627
2017	14.049911	16.998233	20.98%	21,745
2016	14.103556	14.049911	-0.38%	18,218
2015	14.092006	14.103556	0.08%	35,819
2014	13.210982	14.092006	6.67%	34,295
2013	9.763789	13.210982	35.31%	37,218
2012*	10.000000	9.763789	-2.36%	40,179
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	31.149076	29.173522	-6.34%	73,310
2017	26.588535	31.149076	17.15%	79,878
2016	27.550399	26.588535	-3.49%	112,592
2015	30.347571	27.550399	-9.22%	154,505
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	30.604479	30.294483	-1.01%	54,503
2017	24.348446	30.604479	25.69%	41,791
2016	23.164653	24.348446	5.11%	45,792
2015	24.821492	23.164653	-6.68%	60,189
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.167961	9.941290	-2.23%	49,208
2017	9.932204	10.167961	2.37%	100,749
2016	9.809271	9.932204	1.25%	97,418
2015*	10.000000	9.809271	-1.91%	37,884
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.365718	9.168193	-19.33%	162,119
2017	8.976574	11.365718	26.62%	242,691
2016	7.503267	8.976574	19.64%	194,646
2015	9.475673	7.503267	-20.82%	116,502
2014*	10.000000	9.475673	-5.24%	51,673
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.285572	10.082749	-1.97%	15,288
2017	9.997674	10.285572	2.88%	12,966
2016*	10.000000	9.997674	-0.02%	7,863
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	17.174720	16.718555	-2.66%	33,510
2017	13.724931	17.174720	25.14%	35,413
2016	12.735637	13.724931	7.77%	24,976
2015	13.139716	12.735637	-3.08%	30,640
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	22.432877	19.917465	-11.21%	537,684
2017	19.299330	22.432877	16.24%	661,440
2016	17.124839	19.299330	12.70%	745,939
2015	17.452091	17.124839	-1.88%	824,001
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.550013	14.317189	-1.60%	88,319
2017	13.826018	14.550013	5.24%	126,346
2016	13.154412	13.826018	5.11%	116,585
2015	13.367602	13.154412	-1.59%	92,357
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.467364	9.549480	-8.77%	37,104
2017	9.389640	10.467364	11.48%	21,177
2016	8.245371	9.389640	13.88%	22,808
2015*	10.000000	8.245371	-17.55%	3,189
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	20.087397	18.466790	-8.07%	4,975
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.751843	17.647976	-5.89%	739,886
2017	16.349187	18.751843	14.70%	741,383
2016	15.142775	16.349187	7.97%	667,262
2015	15.139024	15.142775	0.02%	678,861
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.480021	12.228134	-2.02%	256,680
2017	12.207335	12.480021	2.23%	278,015
2016	12.005894	12.207335	1.68%	295,174
2015	12.149105	12.005894	-1.18%	339,785
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.754035	19.516057	-10.29%	265,465
2017	16.769207	21.754035	29.73%	299,552
2016	16.897976	16.769207	-0.76%	298,296
2015	16.012366	16.897976	5.53%	294,394
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	22.073897	21.719537	-1.61%	471,469
2017	17.437829	22.073897	26.59%	447,088
2016	16.141606	17.437829	8.03%	435,471
2015	15.312284	16.141606	5.42%	594,159
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.433049	17.858065	-3.12%	302,827
2017	15.262722	18.433049	20.77%	321,523
2016	13.870826	15.262722	10.03%	373,501
2015	13.853317	13.870826	0.13%	382,920
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.865562	10.756697	-9.35%	294
2017	10.114556	11.865562	17.31%	821
2016*	10.000000	10.114556	1.15%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.118613	1.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.638406	12.831730	-5.91%	19,414
2017	11.036287	13.638406	23.58%	14,682
2016*	10.000000	11.036287	10.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	16.298033	14.407792	-11.60%	41,836
2017	13.734644	16.298033	18.66%	46,609
2016	12.795829	13.734644	7.34%	76,973
2015	13.149156	12.795829	-2.69%	87,066
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.854509	13.795504	-7.13%	114,118
2017	13.383683	14.854509	10.99%	121,402
2016	12.733900	13.383683	5.10%	179,563
2015	12.993669	12.733900	-2.00%	223,508
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.781409	14.355239	-9.04%	130,976
2017	13.757858	15.781409	14.71%	95,937
2016	12.941897	13.757858	6.30%	149,761
2015	13.241957	12.941897	-2.27%	163,288
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	13.148522	12.683671	-3.54%	133,911
2017	12.480726	13.148522	5.35%	133,601
2016	12.044507	12.480726	3.62%	94,145
2015	12.249919	12.044507	-1.68%	143,025
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.384365	11.405927	-7.90%	2,055
2017	10.894206	12.384365	13.68%	720
2016	10.419449	10.894206	4.56%	0
2015	10.991334	10.419449	-5.20%	1,820
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.717600	11.705186	-7.96%	3,911
2017	10.900030	12.717600	16.67%	3,911
2016	10.360659	10.900030	5.21%	72,906
2015	10.996269	10.360659	-5.78%	77,056
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.358614	14.133926	-7.97%	150,599
2017	13.605030	15.358614	12.89%	149,780
2016	12.867981	13.605030	5.73%	197,873
2015	13.131352	12.867981	-2.01%	274,077
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	16.013900	14.353630	-10.37%	70,493
2017	13.692879	16.013900	16.95%	82,631
2016	12.848490	13.692879	6.57%	127,604
2015	13.170287	12.848490	-2.44%	146,784
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.343726	13.530026	-5.67%	113,087
2017	13.178203	14.343726	8.84%	93,344
2016	12.551452	13.178203	4.99%	115,993
2015	12.808258	12.551452	-2.01%	158,176
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	14.189139	13.849343	-2.39%	78,737
2017	13.804843	14.189139	2.78%	89,603
2016	13.486986	13.804843	2.36%	117,745
2015	13.687124	13.486986	-1.46%	146,345
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.848321	10.539854	-11.04%	16,202
2017	10.146913	11.848321	16.77%	13,520
2016	9.196723	10.146913	10.33%	4,393
2015*	10.000000	9.196723	-8.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.414046	10.421156	-8.70%	19,302
2017	10.123013	11.414046	12.75%	3,306
2016	9.395917	10.123013	7.74%	3,654
2015*	10.000000	9.395917	-6.04%	5,875
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	12.168211	10.349448	-14.95%	124,673
2017	9.870612	12.168211	23.28%	148,874
2016	9.913175	9.870612	-0.43%	155,535
2015	10.149211	9.913175	-2.33%	172,653
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.286732	22.827523	-9.73%	238,616
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	18.167622	17.121496	-5.76%	105,009
2017	16.504352	18.167622	10.08%	145,248
2016	15.674341	16.504352	5.30%	144,863
2015	15.852202	15.674341	-1.12%	158,200
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.651935	20.057508	-7.36%	33,535
2017	19.039571	21.651935	13.72%	8,862
2016	17.840940	19.039571	6.72%	30,693
2015	18.108358	17.840940	-1.48%	32,620
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.932763	15.496006	-2.74%	331,765
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.291498	11.489241	-6.53%	2,536
2017	10.882205	12.291498	12.95%	594
2016	10.393094	10.882205	4.71%	0
2015	10.844254	10.393094	-4.16%	700
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.676781	11.795550	-6.95%	13,464
2017	10.941970	12.676781	15.85%	13,464
2016	10.328722	10.941970	5.94%	13,464
2015	10.857195	10.328722	-4.87%	4,132
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.864181	21.809979	-8.61%	588,496
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.823748	17.948196	-4.65%	370,128
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.074779	11.382944	-5.73%	15,532
2017	10.370044	12.074779	16.44%	19,609
2016	9.644855	10.370044	7.52%	18,380
2015	9.961197	9.644855	-3.18%	13,381
2014*	10.000000	9.961197	-0.39%	6,290
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.238695	12.774620	-3.51%	2,558
2017	10.982508	13.238695	20.54%	3,362
2016	10.075484	10.982508	9.00%	7,636
2015	10.157736	10.075484	-0.81%	6,491
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.791949	8.854420	-17.95%	107,058
2017	8.863277	10.791949	21.76%	115,422
2016	8.503704	8.863277	4.23%	146,136
2015	9.048485	8.503704	-6.02%	182,817
2014*	10.000000	9.048485	-9.52%	218,286

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.518813	15.305118	-12.64%	20,719
2017	15.465315	17.518813	13.28%	22,403
2016	13.454417	15.465315	14.95%	24,682
2015	14.066855	13.454417	-4.35%	25,775
2014	12.882216	14.066855	9.20%	32,012
2013	9.631938	12.882216	33.74%	34,651
2012	8.269755	9.631938	16.47%	41,148
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.398820	16.392837	-5.78%	480,818
2017	14.489873	17.398820	20.08%	576,554
2016	13.131955	14.489873	10.34%	464,300
2015	13.134064	13.131955	-0.02%	306,556
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.887834	10.872293	-0.14%	210,234
2017	10.821095	10.887834	0.62%	310,298
2016	10.659012	10.821095	1.52%	349,815
2015	10.798073	10.659012	-1.29%	310,825
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.645578	14.616449	-12.19%	43,704
2017	14.717685	16.645578	13.10%	48,159
2016	12.292863	14.717685	19.73%	48,961
2015	13.047737	12.292863	-5.79%	30,549
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.576499	14.677302	-16.49%	46,325
2017	14.459678	17.576499	21.56%	52,271
2016	14.436952	14.459678	0.16%	33,376
2015	15.167356	14.436952	-4.82%	36,782
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.202334	11.293176	-7.45%	18,060
2017	9.889824	12.202334	23.38%	24,104
2016	9.585501	9.889824	3.17%	31,081
2015*	10.000000	9.585501	-4.14%	33,303
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.999284	11.005442	0.06%	234,760
2017	11.006395	10.999284	-0.06%	268,607
2016	10.977818	11.006395	0.26%	272,304
2015	11.062789	10.977818	-0.77%	326,744
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	11.011129	10.426350	-5.31%	131,391
2017	10.460330	11.011129	5.27%	163,873
2016	9.912785	10.460330	5.52%	171,381
2015	10.239328	9.912785	-3.19%	199,362
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.161589	8.893518	-20.32%	91,266
2017	8.911654	11.161589	25.25%	102,064
2016	9.248003	8.911654	-3.64%	89,645
2015	9.055435	9.248003	2.13%	43,854
2014*	10.000000	9.055435	-9.45%	19,882
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	21.689220	19.264301	-11.18%	127,295
2017	19.181290	21.689220	13.07%	147,495
2016	16.403444	19.181290	16.93%	180,277
2015	17.598949	16.403444	-6.79%	201,774
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.870281	11.116517	-6.35%	132,294
2017	10.569750	11.870281	12.30%	164,271
2016	9.451184	10.569750	11.84%	215,342
2015	10.507208	9.451184	-10.05%	215,449
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.467181	10.809597	-5.73%	30,122
2017	10.545495	11.467181	8.74%	55,797
2016	9.403826	10.545495	12.14%	41,852
2015	9.724011	9.403826	-3.29%	19,908
2014*	10.000000	9.724011	-2.76%	909
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.487731	11.864624	-4.99%	34,859
2017	11.385025	12.487731	9.69%	36,725
2016	11.169624	11.385025	1.93%	51,592
2015	12.148449	11.169624	-8.06%	63,807
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.805296	11.720256	-0.72%	460,402
2017	11.770823	11.805296	0.29%	513,602
2016	11.730320	11.770823	0.35%	662,443
2015	11.818150	11.730320	-0.74%	706,322
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.274247	10.321332	0.46%	140,806
2017	10.138800	10.274247	1.34%	57,904
2016*	10.000000	10.138800	1.39%	38,778
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.413982	11.233168	-1.58%	466,193
2017	10.993585	11.413982	3.82%	509,618
2016	10.819217	10.993585	1.61%	495,096
2015	10.886452	10.819217	-0.62%	495,021
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.358979	9.901238	-19.89%	1,045
2017	9.857129	12.358979	25.38%	3,571
2016*	10.000000	9.857129	-1.43%	2,473
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.784208	30.889306	0.34%	43,167
2017	24.693383	30.784208	24.67%	43,052
2016	23.137199	24.693383	6.73%	44,818
2015	24.052410	23.137199	-3.81%	73,403
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.092859	9.869494	-11.03%	0
2017	10.100846	11.092859	9.82%	0
2016	10.172632	10.100846	-0.71%	0
2015	10.730540	10.172632	-5.20%	0
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.520508	-24.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	16.496230	13.417693	-18.66%	0
2017	15.217098	16.496230	8.41%	0
2016	12.693863	15.217098	19.88%	0
2015	14.014011	12.693863	-9.42%	0
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	9.258525	8.640202	-6.68%	0
2017	9.296840	9.258525	-0.41%	0
2016	9.271348	9.296840	0.27%	0
2015	9.897004	9.271348	-6.32%	0
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	18.896958	15.816849	-16.30%	0
2017	17.612030	18.896958	7.30%	0
2016	14.923281	17.612030	18.02%	0
2015	15.762945	14.923281	-5.33%	0
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.092964	9.412195	-6.74%	0
2017	9.812309	10.092964	2.86%	0
2016	9.054080	9.812309	8.37%	0
2015*	10.000000	9.054080	-9.46%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.385746	8.947989	-4.66%	0
2017	9.467116	9.385746	-0.86%	0
2016	9.618827	9.467116	-1.58%	0
2015*	10.000000	9.618827	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	11.965927	10.638350	-11.09%	0
2017	10.693093	11.965927	11.90%	0
2016	9.591242	10.693093	11.49%	0
2015*	10.000000	9.591242	-4.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.615067	12.083309	-11.25%	0
2017	12.464565	13.615067	9.23%	0
2016	12.500068	12.464565	-0.28%	0
2015	13.145838	12.500068	-4.91%	0
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	14.802927	11.806056	-20.25%	0
2017	13.788553	14.802927	7.36%	0
2016	10.949916	13.788553	25.92%	0
2015	12.188018	10.949916	-10.16%	0
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.244777	9.913776	-19.04%	0
2017	11.080208	12.244777	10.51%	0
2016	10.012409	11.080208	10.66%	0
2015	10.693305	10.012409	-6.37%	0
2014*	10.000000	10.693305	6.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.624787	9.234633	-4.05%	0
2017	9.686056	9.624787	-0.63%	0
2016	9.255307	9.686056	4.65%	0
2015	9.732495	9.255307	-4.90%	0
2014*	10.000000	9.732495	-2.68%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	11.799338	10.865592	-7.91%	0
2017	10.870804	11.799338	8.54%	0
2016	10.749303	10.870804	1.13%	0
2015	11.226441	10.749303	-4.25%	0
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	12.132485	10.954136	-9.71%	0
2017	10.843741	12.132485	11.88%	0
2016	10.645170	10.843741	1.87%	0
2015	11.123773	10.645170	-4.30%	0
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	12.822563	11.342271	-11.54%	0
2017	11.048139	12.822563	16.06%	0
2016	10.797197	11.048139	2.32%	0
2015	11.279201	10.797197	-4.27%	0
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.432387	10.490697	-8.24%	0
2017	10.249217	11.432387	11.54%	0
2016*	10.000000	10.249217	2.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	7.632594	5.513889	-27.76%	0
2017	8.172403	7.632594	-6.61%	0
2016	6.372487	8.172403	28.25%	0
2015	8.372317	6.372487	-23.89%	0
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.391009	10.804889	-12.80%	0
2017	11.061423	12.391009	12.02%	0
2016*	10.000000	11.061423	10.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	10.059032	9.598490	-4.58%	0
2017	10.053461	10.059032	0.06%	0
2016	10.002788	10.053461	0.51%	0
2015	10.488224	10.002788	-4.63%	0
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	15.435423	12.652062	-18.03%	0
2017	13.311975	15.435423	15.95%	0
2016	12.360656	13.311975	7.70%	0
2015	13.065058	12.360656	-5.39%	0
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.017745	8.998710	-10.17%	0
2017*	10.000000	10.017745	0.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	11.126603	9.653596	-13.24%	0
2017	10.343697	11.126603	7.57%	0
2016	9.513843	10.343697	8.72%	0
2015	10.561458	9.513843	-9.92%	0
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.491501	11.479041	-8.11%	0
2017	11.856701	12.491501	5.35%	0
2016	10.824776	11.856701	9.53%	0
2015	12.125482	10.824776	-10.73%	0
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	14.440606	12.081128	-16.34%	0
2017	13.585578	14.440606	6.29%	0
2016	10.863117	13.585578	25.06%	0
2015	12.212135	10.863117	-11.05%	0
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	10.783951	8.719639	-19.14%	0
2017	7.994957	10.783951	34.88%	0
2016	7.086580	7.994957	12.82%	0
2015	9.177499	7.086580	-22.78%	0
2014*	10.000000	9.177499	-8.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	8.811825	7.154970	-18.80%	0
2017	7.860820	8.811825	12.10%	0
2016	7.635347	7.860820	2.95%	0
2015	8.501538	7.635347	-10.19%	0
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.735570	8.551141	-2.11%	0
2017	8.921990	8.735570	-2.09%	0
2016	9.022716	8.921990	-1.12%	0
2015	9.816502	9.022716	-8.09%	0
2014*	10.000000	9.816502	-1.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	10.771224	9.894866	-8.14%	0
2017	9.913031	10.771224	8.66%	0
2016	9.890494	9.913031	0.23%	0
2015	10.933395	9.890494	-9.54%	0
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.236124	-7.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.109533	8.303827	-8.84%	0
2017	9.146966	9.109533	-0.41%	0
2016	9.568360	9.146966	-4.40%	0
2015	9.781018	9.568360	-2.17%	0
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	15.894600	14.669246	-7.71%	0
2017	13.025533	15.894600	22.03%	0
2016	13.291607	13.025533	-2.00%	0
2015	13.210759	13.291607	0.61%	0
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	13.290040	11.281593	-15.11%	0
2017	12.066693	13.290040	10.14%	0
2016	11.100396	12.066693	8.71%	0
2015	12.073861	11.100396	-8.06%	0
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	14.277321	12.904604	-9.61%	0
2017	12.168232	14.277321	17.33%	0
2016	12.595230	12.168232	-3.39%	0
2015	12.978099	12.595230	-2.95%	0
2014	12.546885	12.978099	3.44%	0
2013	9.562381	12.546885	31.21%	0
2012*	10.000000	9.562381	-4.38%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.368359	8.880563	-5.21%	0
2017	9.436148	9.368359	-0.72%	0
2016	9.609614	9.436148	-1.81%	0
2015*	10.000000	9.609614	-3.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.154696	7.941514	-21.79%	0
2017	8.269610	10.154696	22.80%	0
2016	7.127442	8.269610	16.02%	0
2015	9.282713	7.127442	-23.22%	0
2014*	10.000000	9.282713	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.774147	9.289619	-4.96%	0
2017	9.796437	9.774147	-0.23%	0
2016*	10.000000	9.796437	-2.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	14.430542	13.619157	-5.62%	0
2017	11.890871	14.430542	21.36%	0
2016	11.377402	11.890871	4.51%	0
2015	12.105181	11.377402	-6.01%	0
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	15.671411	13.490109	-13.92%	0
2017	13.901970	15.671411	12.73%	0
2016	12.719727	13.901970	9.29%	0
2015	13.367714	12.719727	-4.85%	0
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	10.164747	9.697485	-4.60%	0
2017	9.959742	10.164747	2.06%	0
2016	9.771015	9.959742	1.93%	0
2015	10.239567	9.771015	-4.58%	0
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.644221	8.530429	-11.55%	0
2017	8.920569	9.644221	8.11%	0
2016	8.077305	8.920569	10.44%	0
2015*	10.000000	8.077305	-19.23%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	13.099793	11.953060	-8.75%	0
2017	11.776839	13.099793	11.23%	0
2016	11.247491	11.776839	4.71%	0
2015	11.595956	11.247491	-3.01%	0
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	8.718637	8.282523	-5.00%	0
2017	8.793732	8.718637	-0.85%	0
2016	8.917996	8.793732	-1.39%	0
2015	9.306274	8.917996	-4.17%	0
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	15.197130	13.218189	-13.02%	0
2017	12.079271	15.197130	25.81%	0
2016	12.551088	12.079271	-3.76%	0
2015	12.264801	12.551088	2.33%	0
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	15.420034	14.710271	-4.60%	0
2017	12.560506	15.420034	22.77%	0
2016	11.988851	12.560506	4.77%	0
2015	11.728120	11.988851	2.22%	0
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	13.278981	12.472827	-6.07%	0
2017	11.337298	13.278981	17.13%	0
2016	10.624196	11.337298	6.71%	0
2015	10.942262	10.624196	-2.91%	0
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.275749	9.910548	-12.11%	0
2017	9.910980	11.275749	13.77%	0
2016*	10.000000	9.910980	-0.89%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.912722	-0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	12.960672	11.822476	-8.78%	0
2017	10.814249	12.960672	19.85%	0
2016*	10.000000	10.814249	8.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	12.108026	10.377524	-14.29%	0
2017	10.521251	12.108026	15.08%	0
2016	10.107336	10.521251	4.10%	0
2015	10.710953	10.107336	-5.64%	0
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	11.036095	9.937050	-9.96%	0
2017	10.252912	11.036095	7.64%	0
2016	10.058929	10.252912	1.93%	0
2015	10.584802	10.058929	-4.97%	0
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	11.724555	10.340027	-11.81%	0
2017	10.539367	11.724555	11.25%	0
2016	10.223047	10.539367	3.09%	0
2015	10.786873	10.223047	-5.23%	0
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	9.768714	9.136332	-6.47%	0
2017	9.561312	9.768714	2.17%	0
2016	9.514499	9.561312	0.49%	0
2015	9.979062	9.514499	-4.66%	0
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	10.729919	9.581113	-10.71%	0
2017	9.732665	10.729919	10.25%	0
2016	9.598405	9.732665	1.40%	0
2015	10.441597	9.598405	-8.08%	0
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.018643	9.832479	-10.77%	0
2017	9.737837	11.018643	13.15%	0
2016	9.544220	9.737837	2.03%	0
2015	10.446278	9.544220	-8.64%	0
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	11.410567	10.180748	-10.78%	0
2017	10.422413	11.410567	9.48%	0
2016	10.164771	10.422413	2.53%	0
2015	10.696880	10.164771	-4.97%	0
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	11.897166	10.338734	-13.10%	0
2017	10.489462	11.897166	13.42%	0
2016	10.149148	10.489462	3.35%	0
2015	10.728381	10.149148	-5.40%	0
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	10.656645	9.745891	-8.55%	0
2017	10.095552	10.656645	5.56%	0
2016	9.914863	10.095552	1.82%	0
2015	10.433809	9.914863	-4.97%	0
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.542198	9.976371	-5.37%	0
2017	10.576102	10.542198	-0.32%	0
2016	10.654385	10.576102	-0.73%	0
2015	11.150257	10.654385	-4.45%	0
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	10.916707	9.415188	-13.75%	0
2017	9.640063	10.916707	13.24%	0
2016	9.009386	9.640063	7.00%	0
2015*	10.000000	9.009386	-9.91%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	10.516528	9.309160	-11.48%	0
2017	9.617362	10.516528	9.35%	0
2016	9.204558	9.617362	4.48%	0
2015*	10.000000	9.204558	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	8.499586	7.008818	-17.54%	0
2017	7.109265	8.499586	19.56%	0
2016	7.362305	7.109265	-3.44%	0
2015	7.773154	7.362305	-5.29%	0
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	13.919249	12.718129	-8.63%	0
2017	13.038619	13.919249	6.75%	0
2016	12.768518	13.038619	2.12%	0
2015	13.316785	12.768518	-4.12%	0
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	16.589092	14.899260	-10.19%	0
2017	15.041690	16.589092	10.29%	0
2016	14.533649	15.041690	3.50%	0
2015	15.212328	14.533649	-4.46%	0
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	10.649496	9.651137	-9.37%	0
2017	9.721988	10.649496	9.54%	0
2016	9.574147	9.721988	1.54%	0
2015	10.301871	9.574147	-7.06%	0
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	10.983352	9.908467	-9.79%	0
2017	9.775382	10.983352	12.36%	0
2016	9.514849	9.775382	2.74%	0
2015	10.314160	9.514849	-7.75%	0
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	10.855929	9.922166	-8.60%	0
2017	9.613471	10.855929	12.92%	0
2016	9.219601	9.613471	4.27%	0
2015	9.819475	9.219601	-6.11%	0
2014*	10.000000	9.819475	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	11.902417	11.135291	-6.45%	0
2017	10.181259	11.902417	16.91%	0
2016	9.631244	10.181259	5.71%	0
2015	10.013229	9.631244	-3.81%	0
2014*	10.000000	10.013229	0.13%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	9.637058	7.665824	-20.45%	0
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	13.014730	11.023659	-15.30%	0
2017	11.846818	13.014730	9.86%	0
2016	10.627364	11.846818	11.47%	0
2015	11.458308	10.627364	-7.25%	0
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.075122	13.770722	-8.65%	0
2017	12.945389	15.075122	16.45%	0
2016	12.097510	12.945389	7.01%	0
2015	12.477389	12.097510	-3.04%	0
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.089046	7.831517	-3.18%	0
2017	8.289872	8.089046	-2.42%	0
2016	8.420033	8.289872	-1.55%	0
2015	8.796332	8.420033	-4.28%	0
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	14.422226	12.278091	-14.87%	0
2017	13.148850	14.422226	9.68%	0
2016	11.324399	13.148850	16.11%	0
2015	12.395386	11.324399	-8.64%	0
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	13.465620	10.901757	-19.04%	0
2017	11.422514	13.465620	17.89%	0
2016	11.759895	11.422514	-2.87%	0
2015	12.741067	11.759895	-7.70%	0
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	11.421470	10.248307	-10.27%	0
2017	9.545078	11.421470	19.66%	0
2016	9.539519	9.545078	0.06%	0
2015*	10.000000	9.539519	-4.60%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	7.069248	6.857817	-2.99%	0
2017	7.294164	7.069248	-3.08%	0
2016	7.501831	7.294164	-2.77%	0
2015	7.796031	7.501831	-3.77%	0
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	9.390935	8.621353	-8.19%	0
2017	9.198988	9.390935	2.09%	0
2016	8.988965	9.198988	2.34%	0
2015	9.575151	8.988965	-6.12%	0
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	9.972423	7.703723	-22.75%	0
2017	8.209998	9.972423	21.47%	0
2016	8.785245	8.209998	-6.55%	0
2015	8.871067	8.785245	-0.97%	0
2014*	10.000000	8.871067	-11.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	15.150710	13.046629	-13.89%	0
2017	13.816000	15.150710	9.66%	0
2016	12.182980	13.816000	13.40%	0
2015	13.479313	12.182980	-9.62%	0
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	9.973444	9.055602	-9.20%	0
2017	9.157198	9.973444	8.91%	0
2016	8.443033	9.157198	8.46%	0
2015	9.679840	8.443033	-12.78%	0
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.244549	9.363002	-8.61%	0
2017	9.714565	10.244549	5.46%	0
2016	8.932669	9.714565	8.75%	0
2015	9.525314	8.932669	-6.22%	0
2014*	10.000000	9.525314	-4.75%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	9.566889	8.812731	-7.88%	0
2017	8.993778	9.566889	6.37%	0
2016	9.098443	8.993778	-1.15%	0
2015	10.204846	9.098443	-10.84%	0
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.044077	8.705508	-3.74%	0
2017	9.298530	9.044077	-2.74%	0
2016	9.555167	9.298530	-2.69%	0
2015	9.927385	9.555167	-3.75%	0
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.760863	9.507003	-2.60%	0
2017	9.932198	9.760863	-1.73%	0
2016*	10.000000	9.932198	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.299826	8.873808	-4.58%	0
2017	9.236299	9.299826	0.69%	0
2016	9.372921	9.236299	-1.46%	0
2015	9.725738	9.372921	-3.63%	0
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	11.744629	9.122149	-22.33%	0
2017	9.658667	11.744629	21.60%	0
2016*	10.000000	9.658667	-3.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	23.585762	22.945052	-2.72%	0
2017	19.508082	23.585762	20.90%	0
2016	18.847971	19.508082	3.50%	0
2015	20.205774	18.847971	-6.72%	0
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® America’s FUTURE Annuity® (Key)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
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•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.42%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.42%)	$1,264	$2,181	$3,083	$5,479	*	$1,681	$2,783	$5,479	$564	$1,681	$2,783	$5,479
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
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•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
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Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower
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expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
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If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of
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the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
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position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
61

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
62

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
63

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
64

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
65

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2018	19.161199	15.787000	-17.61%	0
2017	15.051958	19.161199	27.30%	0
2016	15.418877	15.051958	-2.38%	0
2015	16.002138	15.418877	-3.64%	0
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.286732	22.827523	-9.73%	238,616
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.932763	15.496006	-2.74%	331,765
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.864181	21.809979	-8.61%	588,496
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.823748	17.948196	-4.65%	370,128
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.510013	20.187896	-14.13%	9,245
2017	18.769286	23.510013	25.26%	10,986
2016	18.238338	18.769286	2.91%	11,099
2015	19.005047	18.238338	-4.03%	12,260
2014	17.411452	19.005047	9.15%	13,818
2013	13.125240	17.411452	32.66%	17,316
2012	11.396227	13.125240	15.17%	19,368
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
79

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
80

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2018	11.774345	9.405174	-20.12%	0
2017	9.537108	11.774345	23.46%	0
2016	10.073915	9.537108	-5.33%	0
2015	10.781726	10.073915	-6.56%	0
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
92

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	17.117450	14.250659	-16.75%	0
2017	14.091011	17.117450	21.48%	0
2016	14.118889	14.091011	-0.20%	0
2015	15.172129	14.118889	-6.94%	0
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
103

Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
105

Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
106

NEA Valuebuilder Future
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
1

•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
•	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
•	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
•	Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
•	Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
•	Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
•	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco - Invesco V.I. Health Care Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
2

Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
4

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
9

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.54%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.54%)	$1,276	$2,216	$3,139	$5,570	*	$1,716	$2,839	$5,570	$576	$1,716	$2,839	$5,570
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with FINRA and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
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•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by fax at 1-785-368-1772
•	by mail to NEA Valuebuilder Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by courier or overnight mail to NEA Retirement Program, Mail Zone 500, One Security Benefit Place, Topeka, KS 66636-0001
•	by Internet at https://www.nearetirementprogram.com/
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
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Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower
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expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
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If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of
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the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
58

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
59

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
60

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
61

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
62

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Henderson VIT Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
63

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
64

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
65

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	23.463183	19.701834	-16.03%	0
2017	18.053642	23.463183	29.96%	0
2016	19.286797	18.053642	-6.39%	0
2015	19.325250	19.286797	-0.20%	0
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	38.793313	34.906820	-10.02%	0
2017	36.014042	38.793313	7.72%	0
2016	30.178046	36.014042	19.34%	0
2015	31.698731	30.178046	-4.80%	0
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	44.581931	41.291608	-7.38%	2,073
2017	36.963970	44.581931	20.61%	2,073
2016	34.581474	36.963970	6.89%	2,073
2015	34.719458	34.581474	-0.40%	2,896
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	26.201683	29.155285	11.27%	0
2017	19.681667	26.201683	33.13%	0
2016	19.820983	19.681667	-0.70%	0
2015	18.971182	19.820983	4.48%	0
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	20.550046	17.245920	-16.08%	0
2017	17.729087	20.550046	15.91%	0
2016	16.651492	17.729087	6.47%	0
2015	17.943077	16.651492	-7.20%	0
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	15.095545	13.729979	-9.05%	0
2017	13.245460	15.095545	13.97%	0
2016	12.115115	13.245460	9.33%	0
2015	12.313348	12.115115	-1.61%	0
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.806473	18.224003	-7.99%	0
2017	16.039201	19.806473	23.49%	0
2016	14.903071	16.039201	7.62%	0
2015	15.057959	14.903071	-1.03%	0
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	18.331416	17.116344	-6.63%	0
2017	16.179030	18.331416	13.30%	0
2016	15.121809	16.179030	6.99%	0
2015	15.250494	15.121809	-0.84%	0
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	21.461037	18.997615	-11.48%	0
2017	18.877221	21.461037	13.69%	0
2016	15.530171	18.877221	21.55%	0
2015	16.452495	15.530171	-5.61%	0
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	20.618860	19.580174	-5.04%	0
2017	19.594628	20.618860	5.23%	0
2016	16.833159	19.594628	16.40%	0
2015	17.693949	16.833159	-4.86%	0
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	23.657614	20.464027	-13.50%	0
2017	23.032100	23.657614	2.72%	0
2016	18.365970	23.032100	25.41%	0
2015	19.856250	18.365970	-7.51%	0
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	23.471128	20.230728	-13.81%	0
2017	20.838921	23.471128	12.63%	0
2016	16.597691	20.838921	25.55%	0
2015	17.978306	16.597691	-7.68%	0
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	21.099861	18.744746	-11.16%	0
2017	17.406078	21.099861	21.22%	0
2016	15.488569	17.406078	12.38%	0
2015	15.842169	15.488569	-2.23%	0
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.945871	19.991822	-4.55%	0
2017	16.252974	20.945871	28.87%	0
2016	15.092273	16.252974	7.69%	0
2015	14.444006	15.092273	4.49%	0
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.898949	13.848886	-7.05%	0
2017	13.305245	14.898949	11.98%	0
2016	13.164025	13.305245	1.07%	0
2015	13.489953	13.164025	-2.42%	0
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	23.117515	23.103879	-0.06%	0
2017	20.149606	23.117515	14.73%	0
2016	22.975594	20.149606	-12.30%	0
2015	22.484738	22.975594	2.18%	0
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	27.651523	23.285840	-15.79%	0
2017	22.695489	27.651523	21.84%	0
2016	23.016504	22.695489	-1.39%	0
2015	23.794806	23.016504	-3.27%	0
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	19.436391	17.998673	-7.40%	0
2017	16.899935	19.436391	15.01%	0
2016	16.160374	16.899935	4.58%	0
2015	17.430058	16.160374	-7.28%	0
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.836826	28.792463	-6.63%	2,571
2017	24.545417	30.836826	25.63%	2,571
2016	25.338263	24.545417	-3.13%	2,571
2015	24.705845	25.338263	2.56%	2,990
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.508175	14.051597	-3.15%	0
2017	14.129521	14.508175	2.68%	0
2016	13.561262	14.129521	4.19%	0
2015	14.071930	13.561262	-3.63%	0
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	16.517285	16.271869	-1.49%	0
2017	15.893091	16.517285	3.93%	0
2016	15.625450	15.893091	1.71%	0
2015	15.706903	15.625450	-0.52%	0
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.627292	13.177137	-9.91%	0
2017	14.039259	14.627292	4.19%	0
2016	11.839734	14.039259	18.58%	0
2015	13.654352	11.839734	-13.29%	0
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	15.448106	12.576138	-18.59%	0
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	11.563606	9.408564	-18.64%	0
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	14.455757	11.802349	-18.36%	0
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	11.312146	10.156218	-10.22%	0
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
97

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Plus AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
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•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	1.33%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.33%)	$1,254	$2,154	$3,042	$5,410	*	$1,654	$2,742	$5,410	$554	$1,654	$2,742	$5,410
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,157	$1,876	$2,604	$4,657	*	$1,376	$2,304	$4,657	$457	$1,376	$2,304	$4,657
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
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•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
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If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
55

How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
56

•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
57

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
58

Waddell & Reed, Inc.
In an action filed on April 18, 2016 in the District Court of Johnson County, Kansas, Hieu Phan and Audrey Ohman v. Ivy Investment Management Company, et al. (Case No. 16CV02338 Div. 4), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Ivy Funds Variable Insurance Portfolios, the Ivy Funds and the InvestEd Portfolios, the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. (who plaintiffs subsequently voluntarily dismissed) were sued in a putative derivative action on behalf of the mutual funds by two alleged mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. Waddell & Reed, Inc. is not a party to the litigation. While the defendants deny that they breached any fiduciary duties or committed a breach of the investment management agreement with the affiliated mutual funds, on January 8, 2018, the parties to the litigation reached a settlement in principle. On February 22, 2018, the parties filed a joint motion for preliminary approval of the settlement and other associated pleadings with the court. The settlement contemplates the payment of $19.9 million, recoverable to the defendants through insurance, to the affiliated mutual funds for the benefit of shareholders. The settlement is now final.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
59

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
60

Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	31.149076	29.173522	-6.34%	618,990
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	23.542647	22.562269	-4.16%	509,584
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	23.257227	21.995991	-5.42%	1,201,374
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	17.683610	17.181373	-2.84%	736,806
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	11.216187	7.316678	-34.77%	76,042
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2018	10.994255	10.869948	-1.13%	131,035
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	24.081234	21.065793	-12.52%	148,277
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	18.517379	17.190442	-7.17%	332,540
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	10.546679	10.605160	0.55%	695,039
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	24.366332	24.684648	1.31%	1,228,614
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	466,998
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	22.988380	18.713003	-18.60%	187,551
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2018	10.376268	10.357398	-0.18%	104,564
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	30.604479	30.294483	-1.01%	129,761
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	11.475067	8.725033	-23.97%	130,848
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	35.686187	33.494913	-6.14%	531,091
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	25.226222	23.592904	-6.47%	83,124
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	28.654457	25.404396	-11.34%	58,935
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	25.631126	24.341829	-5.03%	496,436
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	26.812630	24.634808	-8.12%	313,182
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
67

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2018	15.158011	14.084259	-7.08%	0
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2018	19.622825	17.993198	-8.30%	0
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2018	9.484724	8.934709	-5.80%	0
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
68

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	7.833153	4.953899	-36.76%	0
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2018	15.855699	13.447464	-15.19%	0
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2018	15.605082	14.045373	-9.99%	0
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2018	6.848796	6.677062	-2.51%	0
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
69

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2018	20.829497	20.458737	-1.78%	0
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2018	14.497939	11.441778	-21.08%	0
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2018	7.791616	5.743696	-26.28%	0
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2018	28.654477	26.075431	-9.00%	0
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2018	15.656138	14.196191	-9.33%	0
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2018	19.021330	16.349804	-14.04%	0
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
71

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2018	16.960051	15.615985	-7.92%	0
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2018	15.683417	13.970554	-10.92%	0
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
72

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
73

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
83

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
84

Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
85

America’s Future Horizon Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
1

•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
2

Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
4

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
9

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
11

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,422	$2,619	$3,755	$6,542	*	$2,119	$3,455	$6,542	$722	$2,119	$3,455	$6,542
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
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•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
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If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of
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the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
59

position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
60

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
61

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
62

Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
63

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
64

Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
65

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.677019	-23.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.231275	9.728326	-4.92%	14,224
2017*	10.000000	10.231275	2.31%	10,138
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.264627	-17.35%	4,987
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.428095	-5.72%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.118613	1.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
79

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.520508	-24.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
80

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.236124	-7.64%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.912722	-0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The BB&T Future Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
1

•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
3

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
8

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
9

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	1.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.93%)	$1,317	$2,331	$3,315	$5,858	*	$1,831	$3,015	$5,858	$617	$1,831	$3,015	$5,858
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,157	$1,876	$2,604	$4,657	*	$1,376	$2,304	$4,657	$457	$1,376	$2,304	$4,657
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
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•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
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Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
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If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
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Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of
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the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
58

position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
59

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
60

Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
61

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
62

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2018	19.161199	15.787000	-17.61%	0
2017	15.051958	19.161199	27.30%	0
2016	15.418877	15.051958	-2.38%	0
2015	16.002138	15.418877	-3.64%	0
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2018	24.450295	19.596842	-19.85%	169
2017	19.797982	24.450295	23.50%	241
2016	17.072831	19.797982	15.96%	241
2015	17.638178	17.072831	-3.21%	241
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2018	19.193883	18.321554	-4.54%	198
2017	15.216903	19.193883	26.14%	191
2016	15.021784	15.216903	1.30%	184
2015	14.442737	15.021784	4.01%	190
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2018	23.856630	21.408719	-10.26%	0
2017	21.281051	23.856630	12.10%	0
2016	19.484731	21.281051	9.22%	0
2015	20.876180	19.484731	-6.67%	13
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2018	16.579155	14.860063	-10.37%	4,313
2017	15.074787	16.579155	9.98%	7,250
2016	13.219534	15.074787	14.03%	7,250
2015	13.659642	13.219534	-3.22%	4,980
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	20.087397	18.466790	-8.07%	4,975
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.791949	8.854420	-17.95%	107,058
2017	8.863277	10.791949	21.76%	115,422
2016	8.503704	8.863277	4.23%	146,136
2015	9.048485	8.503704	-6.02%	182,817
2014*	10.000000	9.048485	-9.52%	218,286
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
69

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2018	11.774345	9.405174	-20.12%	0
2017	9.537108	11.774345	23.46%	0
2016	10.073915	9.537108	-5.33%	0
2015	10.781726	10.073915	-6.56%	0
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2018	15.554554	12.086743	-22.29%	0
2017	12.986926	15.554554	19.77%	0
2016	11.548000	12.986926	12.46%	0
2015	12.303115	11.548000	-6.14%	0
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2018	16.306050	14.186919	-13.00%	0
2017	14.998454	16.306050	8.72%	0
2016	14.160081	14.998454	5.92%	0
2015	15.645323	14.160081	-9.49%	0
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
71

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
72

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
73

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	9.637058	7.665824	-20.45%	0
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
74

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
75

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
76

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
86

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
87

Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
88

NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)

IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)

IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)

IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)

IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC) (1)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)

GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)

GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from October 9, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 29, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 26, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC2 (FRESS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio – SC 2 (FEMS2)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 22, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of operations for the period from January 1, 2018 to November 2, 2018 (liquidation) and the statement of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation) and the year ended December 31, 2017.

IVY INVESTMENTS

Ivy VIP – Micro Cap Growth: Class II (WRMIC)

(1) See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
96,968 shares (cost $2,046,022)	$1,620,337
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
1,257,028 shares (cost $21,039,929)	21,583,173
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
5,383,785 shares (cost $180,099,875)	263,697,783
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,011,502 shares (cost $34,600,887)	31,083,468
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)
1,152 shares (cost $44,424)	34,891
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
1,177,189 shares (cost $48,100,356)	42,190,450
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
17,674 shares (cost $715,813)	627,267
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
390 shares (cost $18,366)	16,056
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
187 shares (cost $1,888)	1,874
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
41,825 shares (cost $2,649,468)	2,296,169
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)
163,251 shares (cost $2,408,732)	2,621,819
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
807 shares (cost $44,869)	46,138
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)
93 shares (cost $3,285)	2,878
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)
12,108 shares (cost $369,275)	371,245
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)
22,796 shares (cost $405,260)	367,464
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)
12,775 shares (cost $387,886)	299,066
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)
12,186 shares (cost $202,975)	189,121
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
15,107 shares (cost $197,093)	161,944
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
220,161 shares (cost $1,226,924)	1,028,151
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
10,792 shares (cost $150,827)	129,399
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
21,771 shares (cost $592,530)	595,226
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
819 shares (cost $11,851)	10,060
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,254 shares (cost $851,670)	843,892
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
40,026 shares (cost $476,752)	473,110
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
253,367 shares (cost $4,902,152)	4,243,897
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
5,158,393 shares (cost $39,357,601)	46,528,703
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
66,449 shares (cost $579,695)	599,366

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2,129,015 shares (cost $23,221,718)	20,523,704
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
131,014 shares (cost $1,206,499)	1,249,874
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
760,216 shares (cost $15,018,403)	13,919,550
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
29,001 shares (cost $520,410)	531,307
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
1,594 shares (cost $21,326)	27,736
AC VP Inc - AC VP Value Fund: Class I (ACVV)
144,887 shares (cost $1,192,015)	1,450,315
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
242,616 shares (cost $1,744,651)	1,649,792
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
106,782 shares (cost $1,255,270)	1,216,246
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
290,873 shares (cost $3,409,501)	2,952,358
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
1,840,223 shares (cost $26,400,571)	23,830,893
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
34,216 shares (cost $228,328)	210,428
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
89,845 shares (cost $3,595,115)	2,927,151
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
1,642,708 shares (cost $15,168,796)	14,652,952
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
8,889 shares (cost $93,678)	85,245
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)
154,753 shares (cost $1,034,862)	934,710
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
4,794,709 shares (cost $53,311,193)	51,063,654
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
167,890 shares (cost $1,870,770)	1,782,994
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
18,248 shares (cost $226,978)	204,555
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
255,199 shares (cost $4,581,248)	4,177,611
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)
366,613 shares (cost $10,154,016)	11,720,607
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
438,901 shares (cost $8,150,187)	6,456,227
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
7,209,159 shares (cost $143,804,202)	146,057,557
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
131,669 shares (cost $2,764,713)	2,613,634
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
512,535 shares (cost $6,364,441)	6,304,184
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2,590 shares (cost $30,911)	31,698
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
865,416 shares (cost $11,141,542)	10,852,314
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
8,270 shares (cost $84,734)	103,375
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
555,282 shares (cost $7,496,720)	7,190,902
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
15,369 shares (cost $171,577)	198,408

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
25,452 shares (cost $551,597)	482,055
FID VIPs Fund - VIP Growth OP: SC (FGOS)
30,380 shares (cost $845,174)	1,152,908
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2,383,502 shares (cost $122,052,440)	149,755,437
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
34,022 shares (cost $1,907,111)	2,106,304
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
7,463,063 shares (cost $40,053,790)	36,792,903
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2,366,636 shares (cost $30,274,369)	28,872,961
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
641,260 shares (cost $21,703,345)	19,173,687
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
106,689 shares (cost $3,491,884)	3,117,464
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
1,168,018 shares (cost $23,694,410)	22,250,744
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
50,631 shares (cost $1,032,452)	959,452
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
537,925 shares (cost $7,357,513)	5,965,591
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
22,719 shares (cost $404,017)	372,584
FID VIPs - EM Portfolio: SC 2 (FEMS2)
19,772 shares (cost $214,351)	196,925
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2,154,178 shares (cost $33,465,120)	31,752,585
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
21,407 shares (cost $517,143)	536,022
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
468,502 shares (cost $8,442,014)	6,840,133
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
417,212 shares (cost $3,894,428)	3,562,993
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
282,328 shares (cost $4,365,186)	3,596,860
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
1,220,254 shares (cost $21,608,677)	20,536,876
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
669,287 shares (cost $4,778,294)	4,229,891
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,407,793 shares (cost $14,818,765)	14,303,178
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
1,895 shares (cost $54,413)	67,436
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
176,937 shares (cost $2,251,635)	2,163,943
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2,400,617 shares (cost $83,104,056)	79,580,445
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
3,233,152 shares (cost $29,773,396)	36,178,971
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,348,638 shares (cost $45,454,750)	34,579,090
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
142,098 shares (cost $3,100,456)	2,671,433
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
31,401 shares (cost $523,365)	501,159
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
10,565 shares (cost $182,878)	183,624

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
92,500 shares (cost $771,475)	710,403
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
117,778 shares (cost $2,227,743)	1,873,855
MFS(R) VIT - MFS Value Series: SC (MVFSC)
1,717,794 shares (cost $31,087,300)	29,133,787
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
764,931 shares (cost $17,888,371)	18,817,292
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
145,425 shares (cost $1,103,002)	983,073
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
373,794 shares (cost $4,024,283)	3,973,427
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
58,185 shares (cost $595,816)	616,176
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
599,342 shares (cost $4,633,629)	4,249,338
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
5,339 shares (cost $61,030)	57,178
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
48,161 shares (cost $677,875)	940,108
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
223,941 shares (cost $2,411,717)	2,288,674
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
15,108 shares (cost $148,423)	146,851
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
29,392 shares (cost $320,568)	302,738
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
61,084 shares (cost $672,522)	633,443
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
6,684,872 shares (cost $105,677,283)	93,922,456
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
108,785 shares (cost $1,752,381)	1,516,469
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2,284,293 shares (cost $54,502,765)	53,932,159
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
898,301 shares (cost $10,351,213)	9,944,196
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
749,019 shares (cost $21,737,919)	20,320,878
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
435,136 shares (cost $33,116,009)	34,306,102
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
450,174 shares (cost $24,076,076)	22,463,704
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
4,683,631 shares (cost $30,395,246)	28,148,623
NW VIT - NVIT EM Fund: Class I (GEM)
1,089,925 shares (cost $12,432,874)	12,218,056
NW VIT - NVIT EM Fund: Class II (GEM2)
27,759 shares (cost $322,565)	307,293
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,558,880 shares (cost $16,581,028)	15,308,199
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,032 shares (cost $43,293)	39,233
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
5,167,910 shares (cost $50,038,936)	51,989,172
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
37,158 shares (cost $442,058)	368,235
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
208,504 shares (cost $2,842,969)	2,474,944

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
279,462 shares (cost $2,675,088)	2,450,881
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
910,388 shares (cost $10,306,933)	8,958,215
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
488,095 shares (cost $5,430,257)	4,597,851
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
759,173 shares (cost $7,934,231)	7,295,657
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
1,356,754 shares (cost $15,282,583)	12,970,572
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
630,592 shares (cost $6,428,334)	5,164,547
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
510,041 shares (cost $5,606,061)	4,952,495
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
506,840 shares (cost $5,483,100)	5,276,205
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
54,490 shares (cost $595,668)	565,061
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
321,817 shares (cost $3,671,088)	3,478,840
NW VIT - NVIT NW Fund: Class I (TRF)
4,877,588 shares (cost $47,860,900)	92,186,417
NW VIT - NVIT NW Fund: Class II (TRF2)
15,669 shares (cost $173,234)	295,038
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
7,583,545 shares (cost $85,172,530)	79,399,719
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
111,613 shares (cost $1,234,416)	1,164,128
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
413,712 shares (cost $3,766,224)	3,578,608
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2,357,304 shares (cost $27,823,986)	26,425,377
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
537,258 shares (cost $8,238,703)	7,731,147
NW VIT - NVIT ID CAF: Class II (NVDCA2)
106,388 shares (cost $1,917,478)	1,705,402
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2,376,240 shares (cost $24,405,295)	22,574,277
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
11,527,374 shares (cost $123,200,018)	127,492,755
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
5,925,973 shares (cost $65,824,831)	68,622,765
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
3,301,456 shares (cost $36,096,068)	33,476,760
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
3,521,623 shares (cost $75,257,866)	73,003,240
NW VIT - NVIT Gov MM Fund: Class I (SAM)
152,527,622 shares (cost $152,527,622)	152,527,622
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
3,078,937 shares (cost $35,521,392)	28,141,484
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
476,513 shares (cost $5,077,128)	4,341,032
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
29,126 shares (cost $299,973)	263,881
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
1,614,442 shares (cost $20,476,552)	18,356,200
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
22,203 shares (cost $252,104)	249,785

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
695,901 shares (cost $7,197,999)	5,942,999
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
182,278 shares (cost $1,852,536)	1,545,720
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
6,315,544 shares (cost $72,711,636)	60,313,448
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
513,554 shares (cost $5,891,184)	4,663,068
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
5,705,533 shares (cost $60,947,648)	46,157,764
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
1,165,167 shares (cost $21,886,526)	18,584,407
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
17,416 shares (cost $304,720)	257,054
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
5,980,364 shares (cost $72,865,557)	63,391,856
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
46,320 shares (cost $639,859)	476,629
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
4,322,422 shares (cost $82,426,074)	66,262,723
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
55,315 shares (cost $1,113,276)	789,349
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
3,584,259 shares (cost $32,723,892)	31,505,638
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
532,158 shares (cost $5,490,336)	5,369,477
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,548,000 shares (cost $329,864,037)	325,888,355
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
299,779 shares (cost $5,533,658)	5,231,140
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
188,247 shares (cost $2,162,487)	1,963,415
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
1,107,209 shares (cost $17,428,556)	18,335,387
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
8,465,902 shares (cost $61,237,903)	51,557,343
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
53,789 shares (cost $692,029)	605,126
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
146,993 shares (cost $1,931,044)	1,665,427
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
28,801 shares (cost $299,134)	281,386
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
26,834 shares (cost $278,415)	259,219
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
47,225 shares (cost $516,500)	492,557
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
5,386 shares (cost $58,794)	54,986
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
263,225 shares (cost $3,399,970)	2,771,761
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
1,314,009 shares (cost $21,218,842)	20,827,047
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
16,804 shares (cost $185,429)	163,162
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
1,079,460 shares (cost $11,389,739)	11,226,382
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
15,046 shares (cost $247,175)	202,066

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
9,994 shares (cost $234,928)	240,756
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
46,663 shares (cost $1,078,500)	1,034,042
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
3,922 shares (cost $50,456)	57,189
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
293,830 shares (cost $6,028,870)	6,669,946
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
594,777 shares (cost $1,501,485)	1,260,927
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
64,019 shares (cost $3,122,126)	3,104,904
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2,205,779 shares (cost $89,063,568)	83,819,616
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
17,468 shares (cost $514,517)	655,557
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2,656,672 shares (cost $69,406,156)	71,225,385
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
49,438 shares (cost $1,413,602)	1,310,591
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
341,836 shares (cost $8,209,733)	6,959,781
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
5,586 shares (cost $121,169)	111,878
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
669,014 shares (cost $46,407,155)	45,927,807
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
761,952 shares (cost $3,868,097)	3,550,697
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
203,232 shares (cost $1,090,447)	975,513
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
370,230 shares (cost $3,899,799)	3,720,807
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
185,179 shares (cost $1,992,455)	1,774,010
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2,012,035 shares (cost $20,883,466)	20,281,309
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
45,965 shares (cost $573,072)	544,683
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
110,699 shares (cost $1,213,543)	1,160,124
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
1,066,531 shares (cost $11,667,186)	11,177,248
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
94,862 shares (cost $1,234,494)	1,139,298
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
374,442 shares (cost $3,883,831)	3,853,012
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
11,180 shares (cost $131,038)	130,139
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2,122 shares (cost $19,155)	18,081
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
558 shares (cost $13,193)	12,912
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
1,308 shares (cost $19,998)	15,914
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
35,939 shares (cost $387,038)	322,374
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
29,149 shares (cost $698,151)	687,039

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
15,115 shares (cost $192,042)	195,890
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2,602 shares (cost $132,623)	126,854
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
27,815 shares (cost $804,576)	760,450
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
11,211 shares (cost $371,174)	328,605
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)
17,544 shares (cost $539,705)	482,798
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
12,773 shares (cost $567,204)	462,137
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)
23,266 shares (cost $1,671,459)	1,435,487
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2,884 shares (cost $101,342)	89,028
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
5,028 shares (cost $85,522)	82,806
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
848,385 shares (cost $33,445,963)	32,764,622
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
194,445 shares (cost $4,349,917)	3,183,070
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,019,305 shares (cost $13,316,497)	12,160,306
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
320,454 shares (cost $9,537,501)	5,454,120
Ivy VIP - Asset Strategy: Class II (WRASP)
7,360,364 shares (cost $73,156,934)	61,030,667
Ivy VIP - Balanced: Class II (WRBP)
4,698,076 shares (cost $40,509,651)	35,025,093
Ivy VIP - Corporate Bond: Class II (WRBDP)
7,113,316 shares (cost $39,207,959)	36,509,096
Ivy VIP - Core Equity: Class II (WRCEP)
6,623,702 shares (cost $79,262,013)	71,549,234
Ivy VIP - Global Equity Income: Class II (WRDIV)
1,389,053 shares (cost $11,139,641)	9,572,379
Ivy VIP - Energy: Class II (WRENG)
457,360 shares (cost $2,684,108)	1,767,878
Ivy VIP - GB: Class II (WRGBP)
644,910 shares (cost $3,172,411)	3,100,404
Ivy VIP - Natural Resources: Class II (WRGNR)
982,563 shares (cost $4,915,328)	3,483,481
Ivy VIP - Growth: Class II (WRGP)
8,153,515 shares (cost $88,124,461)	89,862,334
Ivy VIP - High Income: Class II (WRHIP)
14,780,676 shares (cost $54,657,141)	49,302,423
Ivy VIP - Global Growth: Class II (WRIP)
2,058,985 shares (cost $17,642,864)	17,841,517
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
570,406 shares (cost $9,896,115)	8,360,957
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
838,036 shares (cost $4,080,246)	4,052,405
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
1,325,728 shares (cost $13,782,977)	14,677,528
Ivy VIP - Gov MM: Class II (WRMMP)
14,232,513 shares (cost $14,232,513)	14,232,513
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
824,880 shares (cost $6,839,776)	5,445,527

Ivy VIP - Science and Technology: Class II (WRSTP)
2,314,836 shares (cost $49,225,412)	50,550,455
Ivy VIP - Small Cap Growth: Class II (WRSCP)
4,529,318 shares (cost $43,593,905)	34,796,035
Ivy VIP - Small Cap Core: Class II (WRSCV)
354,509 shares (cost $5,830,133)	4,787,788
Ivy VIP - Value: Class II (WRVP)
4,812,329 shares (cost $29,582,543)	27,367,715
WF VT - VT Opportunity Fund: Class 2 (SVOF)
6,420 shares (cost $140,768)	146,706
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
829,636 shares (cost $8,691,945)	7,790,285

Total Investments***	$4,105,603,628

Accounts Receivable - Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC) (total assets - $16,067; total contract owners’ equity - $16,067)	11
Accounts Receivable - IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI) (total assets - $2,880; total contract owners’ equity - $2,880)	2
Accounts Receivable - AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2) (total assets - $531,518; total contract owners’ equity - $531,518)	211
Accounts Receivable - AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1) (total assets - $27,747; total contract owners’ equity - $27,747)	11
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $1,658,479; total contract owners’ equity - $1,658,479)	8,687
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $1,218,634; total contract owners’ equity - $1,218,634)	2,388
Accounts Receivable - FID VIPs Fund - VIP Growth OP: SC (FGOS) (total assets - $1,153,856; total contract owners’ equity - $1,153,856)	948
Accounts Receivable - PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA) (total assets - $544,951; total contract owners’ equity - $544,951)	268
Accounts Receivable - PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA) (total assets - $1,162,419; total contract owners’ equity - $1,162,419)	2,295
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $146,793; total contract owners’ equity - $146,793)	87
Accounts Receivable - Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB) (total assets - $13,318; total contract owners’ equity - $13,318) ***	13,318
Accounts Payable - Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV) (total assets - $1,874; total contract owners’ equity - $1,867)	(7)
Accounts Payable - IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS) (total assets - $299,066; total contract owners’ equity - $298,962)	(104)
Accounts Payable - IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE) (total assets - $189,121; total contract owners’ equity - $188,963)	(158)
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $940,108; total contract owners’ equity - $939,450)	(658)
Accounts Payable - OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR) (total assets - $3,104,904; total contract owners’ equity - $3,104,093)	(811)
Accounts Payable - GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS) (total assets - $18,081; total contract owners’ equity - $18,076)	(5)
Accounts Payable - Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB) (total assets - $12,912; total contract owners’ equity - $0)	(12,912)
Accounts Payable - Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC) (total assets - $322,374; total contract owners’ equity - $322,248)	(126)
Accounts Payable - GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ) (total assets - $126,854; total contract owners’ equity - $126,760)	(94)
Accounts Payable - GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO) (total assets - $328,605; total contract owners’ equity - $328,210)	(395)
Accounts Payable - GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ) (total assets - $462,137; total contract owners’ equity - $461,864)	(273)
Accounts Payable - GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX) (total assets - $89,028; total contract owners’ equity - $88,937)	(91)
Other Accounts Payable	(12,988)

$4,105,603,232

Contract Owners’ Equity***:
Accumulation units	4,049,390,202
Contracts in payout (annuitization) period (note 1f)	56,213,030

Total Contract Owners’ Equity (note 5)	$4,105,603,232

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS
Reinvested dividends	$63,935,830	9,097	203,409	5,044,790	647,858	567	612,757	7,454
Mortality and expense risk charges (note 2)	(54,073,832)	(26,103)	(291,086)	(3,424,463)	(394,468)	(772)	(542,566)	(14,801)

Net investment income (loss)	9,861,998	(17,006)	(87,677)	1,620,327	253,390	(205)	70,191	(7,347)

Realized gain (loss) on investments	152,401,288	66,533	1,190,461	30,076,414	1,221,207	(277)	953,492	6,534
Change in unrealized gain (loss) on investments	(770,484,267)	(684,622)	(4,963,255)	(53,117,244)	(10,038,012)	(9,019)	(10,889,226)	(156,965)

Net gain (loss) on investments	(618,082,979)	(618,089)	(3,772,794)	(23,040,830)	(8,816,805)	(9,296)	(9,935,734)	(150,431)

Reinvested capital gains	327,900,248	315,066	1,360,320	7,113,497	6,852,590	7,051	6,356,471	94,757

Net increase (decrease) in contract owners’ equity resulting from operations	$(280,320,733)	(320,029)	(2,500,151)	(14,307,006)	(1,710,825)	(2,450)	(3,509,072)	(63,021)

Investment Activity:	DSC	DVIV	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1
Reinvested dividends	$-	37	-	46,060	-	29	-	9,264
Mortality and expense risk charges (note 2)	(222)	(22)	(45,880)	(59,720)	(689)	(41)	(8,799)	(5,336)

Net investment income (loss)	(222)	15	(45,880)	(13,660)	(689)	(12)	(8,799)	3,928

Realized gain (loss) on investments	327	4	294,886	351,159	3,410	-	11,729	10,829
Change in unrealized gain (loss) on investments	(7,472)	(421)	(517,080)	(1,076,279)	(8,008)	(536)	(80,759)	(77,147)

Net gain (loss) on investments	(7,145)	(417)	(222,194)	(725,120)	(4,598)	(536)	(69,030)	(66,318)

Reinvested capital gains	3,488	-	171,600	316,810	3,497	209	28,931	18,213

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,879)	(402)	(96,474)	(421,970)	(1,790)	(339)	(48,898)	(44,177)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IVHS	IVRE	IVMCC2	IVKMG2	HVSIT	ALVGIB	ALVIVB	ALVPGB
Reinvested dividends	$-	8,009	198	-	1,021	5,367	66	-
Mortality and expense risk charges (note 2)	(3,481)	(2,336)	(2,425)	(17,272)	(1,729)	(14,689)	(26)	(18,327)

Net investment income (loss)	(3,481)	5,673	(2,227)	(17,272)	(708)	(9,322)	40	(18,327)

Realized gain (loss) on investments	(5,060)	235	(5,425)	24,410	(671)	140,621	(2)	187,230
Change in unrealized gain (loss) on investments	(33,064)	(23,508)	(48,862)	(236,877)	(13,645)	(253,448)	(1,792)	(265,658)

Net gain (loss) on investments	(38,124)	(23,273)	(54,287)	(212,467)	(14,316)	(112,827)	(1,794)	(78,428)

Reinvested capital gains	40,622	2,504	25,314	150,476	6,833	81,585	-	116,555

Net increase (decrease) in contract owners’ equity resulting from operations	$(983)	(15,096)	(31,200)	(79,263)	(8,191)	(40,564)	(1,754)	19,800

Investment Activity:	ALVDAB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$8,009	11,873	1,036,664	10,117	632,132	19,247	238,123	8,205
Mortality and expense risk charges (note 2)	(6,152)	(74,456)	(614,214)	(11,536)	(258,734)	(17,256)	(189,500)	(11,538)

Net investment income (loss)	1,857	(62,583)	422,450	(1,419)	373,398	1,991	48,623	(3,333)

Realized gain (loss) on investments	7,860	(12,000)	2,616,522	18,603	(794,929)	47,117	486,833	43,901
Change in unrealized gain (loss) on investments	(54,048)	(1,174,643)	(11,093,937)	(124,558)	(498,047)	(394,655)	(3,862,412)	(173,839)

Net gain (loss) on investments	(46,188)	(1,186,643)	(8,477,415)	(105,955)	(1,292,976)	(347,538)	(3,375,579)	(129,938)

Reinvested capital gains	639	422,588	4,134,170	43,389	-	99,531	1,069,429	42,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,692)	(826,638)	(3,920,795)	(63,985)	(919,578)	(246,016)	(2,257,527)	(91,089)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVU1	ACVV	BRVHY3	BRVTR3	BRVED3	MLVGA3	CLVHY2	DWVSVS
Reinvested dividends	$77	29,668	106,849	29,525	54,062	225,491	12,158	22,185
Mortality and expense risk charges (note 2)	(560)	(19,893)	(22,818)	(13,149)	(36,470)	(332,159)	(2,319)	(43,243)

Net investment income (loss)	(483)	9,775	84,031	16,376	17,592	(106,668)	9,839	(21,058)

Realized gain (loss) on investments	1,968	244,022	(74,035)	(6,941)	85,132	20,378	(3,546)	126,588
Change in unrealized gain (loss) on investments	(5,015)	(412,326)	(101,825)	(32,228)	(617,006)	(3,397,927)	(18,964)	(1,058,319)

Net gain (loss) on investments	(3,047)	(168,304)	(175,860)	(39,169)	(531,874)	(3,377,549)	(22,510)	(931,731)

Reinvested capital gains	2,974	117	-	-	234,669	1,148,687	-	265,338

Net increase (decrease) in contract owners’ equity resulting from operations	$(556)	(158,412)	(91,829)	(22,793)	(279,613)	(2,335,530)	(12,671)	(687,451)

Investment Activity:	ETVFR	FCA2S	FVU2S	FHIBS	FQB	FQBS	FVSS2	FB2
Reinvested dividends	$477,341	3,407	-	79,964	1,733,026	53,046	1,837	52,572
Mortality and expense risk charges (note 2)	(144,112)	(1,385)	(670)	(19,280)	(632,364)	(34,261)	(5,022)	(37,863)

Net investment income (loss)	333,229	2,022	(670)	60,684	1,100,662	18,785	(3,185)	14,709

Realized gain (loss) on investments	29,155	(18,869)	30	(4,743)	858,701	(6,729)	12,460	79,959
Change in unrealized gain (loss) on investments	(631,241)	15,001	(8,433)	(108,658)	(2,993,645)	(62,502)	(70,903)	(541,997)

Net gain (loss) on investments	(602,086)	(3,868)	(8,403)	(113,401)	(2,134,944)	(69,231)	(58,443)	(462,038)

Reinvested capital gains	-	-	-	-	-	-	11,860	146,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(268,857)	(1,846)	(9,073)	(52,717)	(1,034,282)	(50,446)	(49,768)	(300,865)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2
Reinvested dividends	$81,589	62,986	3,558,981	61,352	103,068	474	167,517	1,440
Mortality and expense risk charges (note 2)	(152,484)	(105,778)	(1,900,170)	(59,145)	(81,167)	(713)	(134,197)	(2,201)

Net investment income (loss)	(70,895)	(42,792)	1,658,811	2,207	21,901	(239)	33,320	(761)

Realized gain (loss) on investments	348,578	(470,315)	1,156,307	157,357	288,129	360	390,875	5,161
Change in unrealized gain (loss) on investments	(2,388,800)	(1,783,792)	(26,300,851)	(629,468)	(882,028)	(3,213)	(1,643,293)	(17,029)

Net gain (loss) on investments	(2,040,222)	(2,254,107)	(25,144,544)	(472,111)	(593,899)	(2,853)	(1,252,418)	(11,868)

Reinvested capital gains	1,186,513	8,805	8,091,905	162,396	223,623	972	401,661	3,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(924,604)	(2,288,094)	(15,393,828)	(307,508)	(348,375)	(2,120)	(817,437)	(8,882)

Investment Activity:	FF30S	FF30S2	FGI2	FGOS	FGS	FG2	FHIS	FIGBS
Reinvested dividends	$101,832	2,497	975	1,247	256,150	984	2,690,109	712,816
Mortality and expense risk charges (note 2)	(89,413)	(3,879)	(5,658)	(13,301)	(1,920,133)	(44,037)	(670,234)	(350,267)

Net investment income (loss)	12,419	(1,382)	(4,683)	(12,054)	(1,663,983)	(43,053)	2,019,875	362,549

Realized gain (loss) on investments	198,407	14,813	9,739	43,723	14,856,985	265,227	(765,629)	(310,648)
Change in unrealized gain (loss) on investments	(1,148,172)	(41,471)	(108,188)	26,595	(38,184,837)	(600,756)	(4,059,084)	(837,702)

Net gain (loss) on investments	(949,765)	(26,658)	(98,449)	70,318	(23,327,852)	(335,529)	(4,824,713)	(1,148,350)

Reinvested capital gains	210,486	6,436	29,772	65,415	24,637,661	340,035	-	196,597

Net increase (decrease) in contract owners’ equity resulting from operations	$(726,860)	(21,604)	(73,360)	123,679	(354,174)	(38,547)	(2,804,838)	(589,204)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FMCS	FMC2	FOS	FO2	FVSS	FRESS2	FEMS2	FTVIS2
Reinvested dividends	$131,596	15,928	381,947	14,875	64,721	11,218	1,215	1,756,012
Mortality and expense risk charges (note 2)	(271,707)	(78,914)	(303,585)	(21,649)	(86,807)	(3,600)	(798)	(427,682)

Net investment income (loss)	(140,111)	(62,986)	78,362	(6,774)	(22,086)	7,618	417	1,328,330

Realized gain (loss) on investments	646,487	114,626	348,824	19,845	290,535	(15,520)	(520)	306,417
Change in unrealized gain (loss) on investments	(6,150,428)	(1,048,244)	(4,728,527)	(208,490)	(1,995,149)	(32,672)	(17,426)	(3,465,492)

Net gain (loss) on investments	(5,503,941)	(933,618)	(4,379,703)	(188,645)	(1,704,614)	(48,192)	(17,946)	(3,159,075)

Reinvested capital gains	2,143,501	380,170	-	-	352,459	14,556	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,500,551)	(616,434)	(4,301,341)	(195,419)	(1,374,241)	(26,018)	(17,529)	(1,830,745)

Investment Activity:	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2	JPMMV1	JABS
Reinvested dividends	$8,059	73,793	39,644	117,368	-	144,196	170,413	1,295
Mortality and expense risk charges (note 2)	(8,998)	(95,807)	(55,439)	(48,847)	(246,348)	(57,297)	(197,418)	(942)

Net investment income (loss)	(939)	(22,014)	(15,795)	68,521	(246,348)	86,899	(27,005)	353

Realized gain (loss) on investments	39,088	(405,645)	855,722	(168,156)	(525,239)	(47,162)	844,629	4,349
Change in unrealized gain (loss) on investments	(113,760)	(1,929,790)	(1,599,216)	(637,593)	956,057	(666,495)	(3,238,549)	(7,010)

Net gain (loss) on investments	(74,672)	(2,335,435)	(743,494)	(805,749)	430,818	(713,657)	(2,393,920)	(2,661)

Reinvested capital gains	39,033	1,256,710	-	-	-	112,922	284,853	1,905

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,578)	(1,100,739)	(759,289)	(737,228)	184,470	(513,836)	(2,136,072)	(403)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC
Reinvested dividends	$63,997	1,079,906	434,664	706,447	58,692	16,024	668	-
Mortality and expense risk charges (note 2)	(26,997)	(1,025,517)	(469,978)	(482,553)	(39,796)	(5,330)	(2,536)	(14,549)

Net investment income (loss)	37,000	54,389	(35,314)	223,894	18,896	10,694	(1,868)	(14,549)

Realized gain (loss) on investments	(28,899)	385,389	4,003,522	(2,725,960)	135,814	(5,022)	1,283	66,518
Change in unrealized gain (loss) on investments	(59,253)	(11,129,406)	(5,487,393)	(4,225,194)	(961,647)	(15,960)	(11,814)	(190,552)

Net gain (loss) on investments	(88,152)	(10,744,017)	(1,483,871)	(6,951,154)	(825,833)	(20,982)	(10,531)	(124,034)

Reinvested capital gains	-	11,818,407	1,363,595	-	-	-	11,797	128,664

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,152)	1,128,779	(155,590)	(6,727,260)	(806,937)	(10,288)	(602)	(9,919)

Investment Activity:	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG
Reinvested dividends	$-	453,450	193,620	31,135	121,961	14,490	257,821	-
Mortality and expense risk charges (note 2)	(25,636)	(409,181)	(247,229)	(12,485)	(56,667)	(12,265)	(53,184)	(1,096)

Net investment income (loss)	(25,636)	44,269	(53,609)	18,650	65,294	2,225	204,637	(1,096)

Realized gain (loss) on investments	267,659	2,361,292	650,003	(4,717)	14,997	1,914	3,732	1,218
Change in unrealized gain (loss) on investments	(652,121)	(8,617,821)	(3,182,590)	(151,056)	(177,159)	(22,036)	(604,857)	(8,181)

Net gain (loss) on investments	(384,462)	(6,256,529)	(2,532,587)	(155,773)	(162,162)	(20,122)	(601,125)	(6,963)

Reinvested capital gains	306,456	2,361,259	240,722	42,358	-	-	-	12,851

Net increase (decrease) in contract owners’ equity resulting from operations	$(103,642)	(3,851,001)	(2,345,474)	(94,765)	(96,868)	(17,897)	(396,488)	4,792

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MSVRE	VYDS	DTRTFB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$27,481	11,668	3,157	3,302	8,395	1,520,848	22,265	686,367
Mortality and expense risk charges (note 2)	(16,533)	(31,863)	(765)	(3,253)	(7,702)	(1,265,265)	(34,650)	(694,480)

Net investment income (loss)	10,948	(20,195)	2,392	49	693	255,583	(12,385)	(8,113)

Realized gain (loss) on investments	28,523	86,029	136	31,269	46,266	2,549,338	25,530	2,868,240
Change in unrealized gain (loss) on investments	(135,703)	(922,590)	(1,572)	(54,148)	(121,801)	(20,833,276)	(332,630)	(9,406,856)

Net gain (loss) on investments	(107,180)	(836,561)	(1,436)	(22,879)	(75,535)	(18,283,938)	(307,100)	(6,538,616)

Reinvested capital gains	-	469,801	-	12,204	32,226	7,238,978	122,518	3,046,967

Net increase (decrease) in contract owners’ equity resulting from operations	$(96,232)	(386,955)	956	(10,626)	(42,616)	(10,789,377)	(196,967)	(3,499,762)

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$235,227	54,688	118,316	248,872	1,775,767	98,156	1,597	367,173
Mortality and expense risk charges (note 2)	(117,714)	(281,949)	(437,969)	(287,531)	(366,730)	(168,665)	(7,050)	(208,724)

Net investment income (loss)	117,513	(227,261)	(319,653)	(38,659)	1,409,037	(70,509)	(5,453)	158,449

Realized gain (loss) on investments	6,766	1,495,458	2,286,650	830,761	(314,158)	491,152	5,278	220,498
Change in unrealized gain (loss) on investments	(410,533)	(4,860,883)	(6,293,038)	(3,510,707)	(2,357,244)	(3,273,466)	(78,157)	(3,328,702)

Net gain (loss) on investments	(403,767)	(3,365,425)	(4,006,388)	(2,679,946)	(2,671,402)	(2,782,314)	(72,879)	(3,108,204)

Reinvested capital gains	37,594	1,280,477	3,751,104	1,988,434	-	-	-	88,858

Net increase (decrease) in contract owners’ equity resulting from operations	$(248,660)	(2,312,209)	(574,937)	(730,171)	(1,262,365)	(2,852,823)	(78,332)	(2,860,897)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$826	321,921	1,890	18,366	51,744	218,162	103,964	170,948
Mortality and expense risk charges (note 2)	(618)	(668,354)	(4,364)	(37,952)	(31,627)	(115,813)	(58,940)	(83,565)

Net investment income (loss)	208	(346,433)	(2,474)	(19,586)	20,117	102,349	45,024	87,383

Realized gain (loss) on investments	639	2,457,110	13,136	(1,927)	13,363	(74,219)	(67,976)	(83,388)
Change in unrealized gain (loss) on investments	(8,655)	(11,427,406)	(84,439)	(422,274)	(414,320)	(1,255,178)	(706,172)	(330,095)

Net gain (loss) on investments	(8,016)	(8,970,296)	(71,303)	(424,201)	(400,957)	(1,329,397)	(774,148)	(413,483)

Reinvested capital gains	222	6,235,258	44,003	304,074	54,343	508,461	246,245	44,723

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,586)	(3,081,471)	(29,774)	(139,713)	(326,497)	(718,587)	(482,879)	(281,377)

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$297,412	119,121	117,527	162,633	16,707	87,228	1,082,370	2,600
Mortality and expense risk charges (note 2)	(180,556)	(86,139)	(61,119)	(60,173)	(11,449)	(41,950)	(1,098,066)	(6,416)

Net investment income (loss)	116,856	32,982	56,408	102,460	5,258	45,278	(15,696)	(3,816)

Realized gain (loss) on investments	97,541	(230,297)	8,076	(38,111)	(1,067)	(18,165)	7,547,732	29,663
Change in unrealized gain (loss) on investments	(2,085,276)	(800,662)	(592,537)	(147,945)	(20,277)	(126,742)	(7,991,152)	(31,530)

Net gain (loss) on investments	(1,987,735)	(1,030,959)	(584,461)	(186,056)	(21,344)	(144,907)	(443,420)	(1,867)

Reinvested capital gains	699,797	352,038	217,506	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,171,082)	(645,939)	(310,547)	(83,596)	(16,086)	(99,629)	(459,116)	(5,683)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GBF	GBF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$1,743,553	24,653	95,938	440,789	157,735	31,770	477,979	2,530,915
Mortality and expense risk charges (note 2)	(928,983)	(25,068)	(49,403)	(379,099)	(96,524)	(21,839)	(304,678)	(1,765,695)

Net investment income (loss)	814,570	(415)	46,535	61,690	61,211	9,931	173,301	765,220

Realized gain (loss) on investments	(1,995,011)	(53,226)	28,702	1,462,636	183,257	10,914	(275,200)	6,965,918
Change in unrealized gain (loss) on investments	38,387	19,372	(723,701)	(6,892,039)	(1,069,556)	(286,318)	(1,124,504)	(28,749,619)

Net gain (loss) on investments	(1,956,624)	(33,854)	(694,999)	(5,429,403)	(886,299)	(275,404)	(1,399,704)	(21,783,701)

Reinvested capital gains	-	-	-	2,457,593	339,815	112,411	485,943	11,585,070

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,142,054)	(34,269)	(648,464)	(2,910,120)	(485,273)	(153,062)	(740,460)	(9,433,411)

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1
Reinvested dividends	$1,233,573	694,934	1,128,932	1,821,828	366,229	226,883	12,989	64,685
Mortality and expense risk charges (note 2)	(981,162)	(477,377)	(1,006,487)	(1,479,812)	(380,362)	(61,835)	(5,209)	(253,024)

Net investment income (loss)	252,411	217,557	122,445	342,016	(14,133)	165,048	7,780	(188,339)

Realized gain (loss) on investments	2,903,633	1,453,355	5,394,104	-	(329,289)	(10,295)	(302)	275,497
Change in unrealized gain (loss) on investments	(17,225,404)	(5,542,914)	(23,815,718)	-	(8,329,493)	(1,128,996)	(68,355)	(3,818,492)

Net gain (loss) on investments	(14,321,771)	(4,089,559)	(18,421,614)	-	(8,658,782)	(1,139,291)	(68,657)	(3,542,995)

Reinvested capital gains	7,392,177	2,058,021	8,060,597	1,153	2,594,608	-	-	3,012,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,677,183)	(1,813,981)	(10,238,572)	343,169	(6,078,307)	(974,243)	(60,877)	(718,854)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2
Reinvested dividends	$140	103,235	22,314	-	-	582,160	-	-
Mortality and expense risk charges (note 2)	(5,409)	(80,445)	(32,279)	(815,999)	(71,800)	(651,603)	(266,056)	(5,126)

Net investment income (loss)	(5,269)	22,790	(9,965)	(815,999)	(71,800)	(69,443)	(266,056)	(5,126)

Realized gain (loss) on investments	11,723	(212,682)	106,070	3,694,551	66,727	154,134	(635,481)	(9,107)
Change in unrealized gain (loss) on investments	(58,986)	(1,357,832)	(524,188)	(20,454,156)	(1,412,793)	(17,466,053)	(3,340,027)	(45,716)

Net gain (loss) on investments	(47,263)	(1,570,514)	(418,118)	(16,759,605)	(1,346,066)	(17,311,919)	(3,975,508)	(54,823)

Reinvested capital gains	40,488	684,960	185,037	12,930,050	1,020,567	9,641,926	2,581,788	30,083

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,044)	(862,764)	(243,046)	(4,645,554)	(397,299)	(7,739,436)	(1,659,776)	(29,866)

Investment Activity:	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$532,670	2,678	9,666	-	912,798	109,017	2,848,823	30,467
Mortality and expense risk charges (note 2)	(903,635)	(12,689)	(917,765)	(19,018)	(392,227)	(61,885)	(4,223,438)	(113,263)

Net investment income (loss)	(370,965)	(10,011)	(908,099)	(19,018)	520,571	47,132	(1,374,615)	(82,796)

Realized gain (loss) on investments	3,964,018	18,695	3,845,880	34,456	301,133	(33,008)	14,527,686	354,722
Change in unrealized gain (loss) on investments	(30,772,349)	(227,465)	(32,540,785)	(397,772)	(2,050,938)	(33,889)	(52,705,116)	(925,156)

Net gain (loss) on investments	(26,808,331)	(208,770)	(28,694,905)	(363,316)	(1,749,805)	(66,897)	(38,177,430)	(570,434)

Reinvested capital gains	13,379,636	108,284	19,499,449	250,344	-	-	35,148,265	560,811

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,799,660)	(110,497)	(10,103,555)	(131,990)	(1,229,234)	(19,765)	(4,403,780)	(92,419)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$45,386	373,850	1,030,738	9,933	30,485	5,864	5,916	9,225
Mortality and expense risk charges (note 2)	(28,453)	(246,007)	(644,691)	(6,246)	(20,742)	(3,415)	(3,417)	(5,734)

Net investment income (loss)	16,933	127,843	386,047	3,687	9,743	2,449	2,499	3,491

Realized gain (loss) on investments	(42,939)	1,549,387	(4,621,526)	5,985	25,449	3,414	4,523	5,679
Change in unrealized gain (loss) on investments	(416,452)	(5,369,798)	1,328,459	(93,357)	(328,692)	(46,620)	(40,861)	(77,940)

Net gain (loss) on investments	(459,391)	(3,820,411)	(3,293,067)	(87,372)	(303,243)	(43,206)	(36,338)	(72,261)

Reinvested capital gains	26,134	2,059,954	-	22,795	68,732	15,084	10,846	31,287

Net increase (decrease) in contract owners’ equity resulting from operations	$(416,324)	(1,632,614)	(2,907,020)	(60,890)	(224,768)	(25,673)	(22,993)	(37,483)

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMGP	AMCG	AMMCGS
Reinvested dividends	$1,088	37,450	354,779	1,624	180,732	1,124	-	-
Mortality and expense risk charges (note 2)	(546)	(40,925)	(271,584)	(2,251)	(140,269)	(4,212)	(4,866)	(17,993)

Net investment income (loss)	542	(3,475)	83,195	(627)	40,463	(3,088)	(4,866)	(17,993)

Realized gain (loss) on investments	1,617	64,698	1,837,339	2,886	(63,707)	3,935	665	32,213
Change in unrealized gain (loss) on investments	(7,998)	(913,629)	(4,003,192)	(27,862)	(4,887)	(42,316)	(35,935)	(222,258)

Net gain (loss) on investments	(6,381)	(848,931)	(2,165,853)	(24,976)	(68,594)	(38,381)	(35,270)	(190,045)

Reinvested capital gains	2,967	422,371	777,273	6,704	-	22,003	20,293	104,352

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,872)	(430,035)	(1,305,385)	(18,899)	(28,131)	(19,466)	(19,843)	(103,686)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	AMTP	AMSRS	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS
Reinvested dividends	$713	36,437	11,673	11,575	1,019,578	6,787	981,576	15,566
Mortality and expense risk charges (note 2)	(994)	(84,003)	(18,710)	(40,256)	(1,193,030)	(16,529)	(942,092)	(29,267)

Net investment income (loss)	(281)	(47,566)	(7,037)	(28,681)	(173,452)	(9,742)	39,484	(13,701)

Realized gain (loss) on investments	453	622,788	80,971	81,316	1,516,503	111,305	4,759,079	230,215
Change in unrealized gain (loss) on investments	(8,098)	(1,443,453)	(497,499)	(535,548)	(22,335,630)	(285,261)	(19,068,244)	(497,874)

Net gain (loss) on investments	(7,645)	(820,665)	(416,528)	(454,232)	(20,819,127)	(173,956)	(14,309,165)	(267,659)

Reinvested capital gains	6,343	407,667	36,998	272,223	7,208,371	63,298	7,383,055	151,685

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,583)	(460,564)	(386,567)	(210,690)	(13,784,208)	(120,400)	(6,886,626)	(129,675)

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$26,596	93	-	194,252	52,194	127,781	96,490	367,974
Mortality and expense risk charges (note 2)	(98,589)	(1,983)	(608,349)	(45,364)	(22,108)	(46,889)	(25,022)	(234,932)

Net investment income (loss)	(71,993)	(1,890)	(608,349)	148,888	30,086	80,892	71,468	133,042

Realized gain (loss) on investments	(12,342)	16,160	3,193,139	(107,606)	(39,779)	(36,834)	31,609	(195,295)
Change in unrealized gain (loss) on investments	(1,905,666)	(48,343)	(13,411,397)	(263,541)	(67,272)	(325,191)	(269,002)	(131,169)

Net gain (loss) on investments	(1,918,008)	(32,183)	(10,218,258)	(371,147)	(107,051)	(362,025)	(237,393)	(326,464)

Reinvested capital gains	1,095,474	20,404	7,586,567	-	-	-	25,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(894,527)	(13,669)	(3,240,040)	(222,259)	(76,965)	(281,133)	(140,234)	(193,422)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA	GVGMNS	GVMSAS	PVEIB
Reinvested dividends	$14,347	31,950	291,691	64,000	44,616	909	490	98
Mortality and expense risk charges (note 2)	(6,452)	(14,095)	(129,575)	(17,929)	(22,827)	(1,662)	(75)	-

Net investment income (loss)	7,895	17,855	162,116	46,071	21,789	(753)	415	98

Realized gain (loss) on investments	(12,593)	(16,691)	(124,371)	(52,552)	3,164	2,696	(14)	-
Change in unrealized gain (loss) on investments	(14,982)	(37,597)	(401,745)	(110,882)	(34,050)	(11,020)	(1,074)	(1,927)

Net gain (loss) on investments	(27,575)	(54,288)	(526,116)	(163,434)	(30,886)	(8,324)	(1,088)	(1,927)

Reinvested capital gains	-	13,954	136,990	-	4,394	2,066	-	631

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,680)	(22,479)	(227,010)	(117,363)	(4,703)	(7,011)	(673)	(1,198)

Investment Activity:	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP
Reinvested dividends	$867	-	-	6,226	1,773	10,994	4,184	33,029
Mortality and expense risk charges (note 2)	(520)	(4,323)	(7,577)	(2,486)	(1,523)	(7,675)	(4,091)	(4,902)

Net investment income (loss)	347	(4,323)	(7,577)	3,740	250	3,319	93	28,127

Realized gain (loss) on investments	(1,874)	(4,771)	3,948	10,729	8,448	13,443	19,777	(2,714)
Change in unrealized gain (loss) on investments	(5,992)	(43,778)	(40,700)	(32,327)	(34,492)	(131,581)	(101,583)	(51,141)

Net gain (loss) on investments	(7,866)	(48,549)	(36,752)	(21,598)	(26,044)	(118,138)	(81,806)	(53,855)

Reinvested capital gains	-	16,795	-	-	15,161	56,796	29,954	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,519)	(36,077)	(44,329)	(17,858)	(10,633)	(58,023)	(51,759)	(25,728)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA
Reinvested dividends	$1,922	9,916	1,066	1,445	-	-	53,740	-
Mortality and expense risk charges (note 2)	(6,364)	(19,133)	(1,119)	(1,079)	(424,439)	(50,743)	(182,530)	(83,557)

Net investment income (loss)	(4,442)	(9,217)	(53)	366	(424,439)	(50,743)	(128,790)	(83,557)

Realized gain (loss) on investments	(2,787)	55,404	796	7,107	1,785,941	75,164	369,480	(391,347)
Change in unrealized gain (loss) on investments	(121,728)	(511,802)	(28,945)	(24,936)	(3,118,993)	(1,490,328)	(4,552,985)	(1,824,236)

Net gain (loss) on investments	(124,515)	(456,398)	(28,149)	(17,829)	(1,333,052)	(1,415,164)	(4,183,505)	(2,215,583)

Reinvested capital gains	55,911	233,124	15,250	13,452	1,991,947	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,046)	(232,491)	(12,952)	(4,011)	234,456	(1,465,907)	(4,312,295)	(2,299,140)

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$1,252,229	638,249	870,361	406,841	193,142	-	101,680	14,300
Mortality and expense risk charges (note 2)	(809,478)	(449,868)	(453,537)	(961,786)	(129,182)	(33,156)	(37,340)	(53,183)

Net investment income (loss)	442,751	188,381	416,824	(554,945)	63,960	(33,156)	64,340	(38,883)

Realized gain (loss) on investments	924,658	(1,121,623)	(493,458)	2,100,862	402,810	(420,781)	(89,360)	(304,699)
Change in unrealized gain (loss) on investments	(8,107,751)	(1,181,524)	(1,352,922)	(11,777,440)	(2,817,867)	(493,871)	(26,775)	(801,927)

Net gain (loss) on investments	(7,183,093)	(2,303,147)	(1,846,380)	(9,676,578)	(2,415,057)	(914,652)	(116,135)	(1,106,626)

Reinvested capital gains	2,721,348	628,662	58,605	6,764,589	907,628	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,018,994)	(1,486,104)	(1,370,951)	(3,466,934)	(1,443,469)	(947,808)	(51,795)	(1,145,509)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$34,156	3,601,829	101,769	164,254	78,854	-	-	207,647
Mortality and expense risk charges (note 2)	(1,174,675)	(616,443)	(242,470)	(113,929)	(49,988)	(23,258)	(184,449)	(146,762)

Net investment income (loss)	(1,140,519)	2,985,386	(140,701)	50,325	28,866	(23,258)	(184,449)	60,885

Realized gain (loss) on investments	5,777,106	(1,205,473)	1,372,329	150,595	(49,326)	292,825	841,694	-
Change in unrealized gain (loss) on investments	(13,848,471)	(3,322,354)	(3,809,234)	(2,499,984)	(4,059)	37,597	(1,525,840)	-

Net gain (loss) on investments	(8,071,365)	(4,527,827)	(2,436,905)	(2,349,389)	(53,385)	330,422	(684,146)	-

Reinvested capital gains	11,668,389	-	1,304,626	287,208	-	106,202	770,843	108

Net increase (decrease) in contract owners’ equity resulting from operations	$2,456,505	(1,542,441)	(1,272,980)	(2,011,856)	(24,519)	413,366	(97,752)	60,993

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$99,040	-	158,252	6,651	620,713	337	-
Mortality and expense risk charges (note 2)	(69,098)	(696,168)	(455,935)	(66,092)	(375,498)	(2,956)	(89,478)

Net investment income (loss)	29,942	(696,168)	(297,683)	(59,441)	245,215	(2,619)	(89,478)

Realized gain (loss) on investments	(312,089)	6,914,264	567,940	(21,901)	1,516,247	14,371	310,983
Change in unrealized gain (loss) on investments	(570,042)	(16,673,417)	(15,053,578)	(1,586,593)	(5,086,545)	(41,793)	(1,511,051)

Net gain (loss) on investments	(882,131)	(9,759,153)	(14,485,638)	(1,608,494)	(3,570,298)	(27,422)	(1,200,068)

Reinvested capital gains	423,486	7,700,562	13,221,102	1,053,777	997,888	16,942	769,232

Net increase (decrease) in contract owners’ equity resulting from operations	$(428,703)	(2,754,759)	(1,562,219)	(614,158)	(2,327,195)	(13,099)	(520,314)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,861,998	7,035,043	(17,006)	(5,237)	(87,677)	(111,833)	1,620,327	1,852,619
Realized gain (loss) on investments	152,401,288	121,989,021	66,533	(51,199)	1,190,461	1,517,172	30,076,414	13,292,016
Change in unrealized gain (loss) on investments	(770,484,267)	448,758,282	(684,622)	254,911	(4,963,255)	97,000	(53,117,244)	34,358,422
Reinvested capital gains	327,900,248	157,234,281	315,066	28,553	1,360,320	1,062,543	7,113,497	7,340,773

Net increase (decrease) in contract owners’ equity resulting from operations	(280,320,733)	735,016,627	(320,029)	227,028	(2,500,151)	2,564,882	(14,307,006)	56,843,830

Equity transactions:
Purchase payments received from contract owners (note 3)	72,451,376	88,043,846	3,850	12,836	123,091	264,887	2,686,552	3,879,209
Transfers between subaccounts (including fixed account), net (note 3)	(1,704,207)	(1,330,422)	(640,774)	1,099,402	812,602	(586,029)	(12,277,592)	(6,215,816)
Redemptions (note 3)	(645,306,648)	(637,630,504)	(310,064)	(152,141)	(1,895,358)	(2,235,913)	(32,958,171)	(29,199,881)
Annuity benefits	(4,367,565)	(4,513,042)	-	-	(41,018)	(38,834)	(155,658)	(172,983)
Contract maintenance charges (note 2)	(89,326)	(110,931)	(7)	(7)	(699)	(865)	(4,430)	(5,099)
Contingent deferred sales charges (note 2)	(383,253)	(406,495)	-	(40)	(1,149)	(1,424)	(28,894)	(23,621)
Adjustments to maintain reserves	(10,581)	11,138	(49)	(61)	(138)	(1,562)	1,419	2,960

Net equity transactions	(579,410,204)	(555,936,410)	(947,044)	959,989	(1,002,669)	(2,599,740)	(42,736,774)	(31,735,231)

Net change in contract owners’ equity	(859,730,937)	179,080,217	(1,267,073)	1,187,017	(3,502,820)	(34,858)	(57,043,780)	25,108,599
Contract owners’ equity beginning of period	4,965,334,169	4,786,253,952	2,887,384	1,700,367	25,085,873	25,120,731	320,744,339	295,635,740

Contract owners’ equity end of period	$4,105,603,232	4,965,334,169	1,620,311	2,887,384	21,583,053	25,085,873	263,700,559	320,744,339

CHANGES IN UNITS:
Beginning units	219,981,048	244,932,958	212,109	142,240	726,969	809,818	10,335,915	11,452,165
Units purchased	36,665,490	30,675,485	11,370	100,460	75,883	75,426	224,921	269,763
Units redeemed	(60,407,841)	(55,627,395)	(80,717)	(30,591)	(108,132)	(158,275)	(1,580,472)	(1,386,013)

Ending units	196,238,697	219,981,048	142,762	212,109	694,720	726,969	8,980,364	10,335,915

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSRG		DSRGS		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$253,390	26,764	(205)	(566)	70,191	120,344	(7,347)	(6,689)
Realized gain (loss) on investments	1,221,207	1,653,887	(277)	10,653	953,492	1,495,670	6,534	29,704
Change in unrealized gain (loss) on investments	(10,038,012)	773,942	(9,019)	(6,053)	(10,889,226)	3,295,184	(156,965)	43,676
Reinvested capital gains	6,852,590	2,502,213	7,051	4,852	6,356,471	6,352,063	94,757	101,684

Net increase (decrease) in contract owners’ equity resulting from operations	(1,710,825)	4,956,806	(2,450)	8,886	(3,509,072)	11,263,261	(63,021)	168,375

Equity transactions:
Purchase payments received from contract owners (note 3)	422,153	431,760	-	-	507,316	425,658	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,103,464)	(564,583)	(32)	(46)	(3,042,405)	324,046	(13,201)	(16,387)
Redemptions (note 3)	(4,208,006)	(3,731,820)	-	(40,339)	(4,456,032)	(5,314,140)	(57,067)	(156,171)
Annuity benefits	(2,717)	(3,440)	-	-	(57,776)	(52,432)	-	-
Contract maintenance charges (note 2)	(1,514)	(1,730)	-	-	(578)	(710)	-	-
Contingent deferred sales charges (note 2)	(10,423)	(6,155)	-	-	(1,916)	(3,666)	-	-
Adjustments to maintain reserves	(1,290)	(238)	4	(23)	(332)	-	(1)	(78)

Net equity transactions	(4,905,261)	(3,876,206)	(28)	(40,408)	(7,051,723)	(4,621,244)	(70,269)	(172,636)

Net change in contract owners’ equity	(6,616,086)	1,080,600	(2,478)	(31,522)	(10,560,795)	6,642,017	(133,290)	(4,261)
Contract owners’ equity beginning of period	37,697,878	36,617,278	37,366	68,888	52,751,230	46,109,213	760,544	764,805

Contract owners’ equity end of period	$31,081,792	37,697,878	34,888	37,366	42,190,435	52,751,230	627,254	760,544

CHANGES IN UNITS:
Beginning units	1,618,748	1,793,904	2,015	4,024	1,736,120	1,911,699	36,702	45,726
Units purchased	27,120	26,135	1	-	40,351	101,446	81	-
Units redeemed	(233,620)	(201,291)	(2)	(2,009)	(274,131)	(277,025)	(3,493)	(9,024)

Ending units	1,412,248	1,618,748	2,014	2,015	1,502,340	1,736,120	33,290	36,702

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSC		DVIV		ACEG2		ACC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(222)	(216)	15	10	(45,880)	(37,708)	(13,660)	4,376
Realized gain (loss) on investments	327	5,300	4	6	294,886	80,751	351,159	169,381
Change in unrealized gain (loss) on investments	(7,472)	(385)	(421)	475	(517,080)	233,420	(1,076,279)	173,557
Reinvested capital gains	3,488	202	-	-	171,600	210,968	316,810	142,628

Net increase (decrease) in contract owners’ equity resulting from operations	(3,879)	4,901	(402)	491	(96,474)	487,431	(421,970)	489,942

Equity transactions:
Purchase payments received from contract owners (note 3)	1,083	1,081	-	-	29,743	4,319	55,345	1,200
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	56,770	664,147	(162,352)	11,757
Redemptions (note 3)	(1,897)	(17,704)	-	-	(301,925)	(213,217)	(395,320)	(341,319)
Annuity benefits	-	-	-	-	-	(252)	(8,299)	(7,714)
Contract maintenance charges (note 2)	-	-	-	-	(12)	(38)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(80)	(211)	-	-
Adjustments to maintain reserves	2	10	(2)	(7)	43	(98)	58	(45)

Net equity transactions	(812)	(16,613)	(2)	(7)	(215,461)	454,650	(510,568)	(336,121)

Net change in contract owners’ equity	(4,691)	(11,712)	(404)	484	(311,935)	942,081	(932,538)	153,821
Contract owners’ equity beginning of period	20,758	32,470	2,271	1,787	2,608,169	1,666,088	3,554,393	3,400,572

Contract owners’ equity end of period	$16,067	20,758	1,867	2,271	2,296,234	2,608,169	2,621,855	3,554,393

CHANGES IN UNITS:
Beginning units	864	1,714	122	122	130,130	101,117	149,931	165,817
Units purchased	45	51	-	-	94,473	60,625	8,823	2,589
Units redeemed	(73)	(901)	-	-	(103,758)	(31,612)	(29,956)	(18,475)

Ending units	836	864	122	122	120,845	130,130	128,798	149,931

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACEG		AVGI		AVCE2		IVKEI1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(689)	(337)	(12)	(7)	(8,799)	(5,443)	3,928	3,400
Realized gain (loss) on investments	3,410	662	-	-	11,729	43,596	10,829	1,469
Change in unrealized gain (loss) on investments	(8,008)	4,157	(536)	185	(80,759)	(13,599)	(77,147)	21,500
Reinvested capital gains	3,497	1,990	209	162	28,931	25,167	18,213	8,338

Net increase (decrease) in contract owners’ equity resulting from operations	(1,790)	6,472	(339)	340	(48,898)	49,721	(44,177)	34,707

Equity transactions:
Purchase payments received from contract owners (note 3)	482	27,277	-	-	-	-	393	510
Transfers between subaccounts (including fixed account), net (note 3)	(1,205)	(1,226)	-	-	329	147	27	150,940
Redemptions (note 3)	(5,830)	(72)	-	-	(32,051)	(109,941)	(68,316)	(5,222)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(13)	(3)	(4)	14	(17)	12	(29)

Net equity transactions	(6,566)	25,966	(3)	(4)	(31,708)	(109,811)	(67,884)	146,199

Net change in contract owners’ equity	(8,356)	32,438	(342)	336	(80,606)	(60,090)	(112,061)	180,906
Contract owners’ equity beginning of period	54,489	22,051	3,222	2,886	451,855	511,945	479,522	298,616

Contract owners’ equity end of period	$46,133	54,489	2,880	3,222	371,249	451,855	367,461	479,522

CHANGES IN UNITS:
Beginning units	2,882	1,464	144	144	27,025	33,768	29,424	20,133
Units purchased	24	1,492	-	-	19	8	26	9,649
Units redeemed	(345)	(74)	-	-	(1,979)	(6,751)	(4,175)	(358)

Ending units	2,561	2,882	144	144	25,065	27,025	25,275	29,424

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVHS		IVRE		IVMCC2		IVKMG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,481)	(2,399)	5,673	4,056	(2,227)	(3,540)	(17,272)	(13,881)
Realized gain (loss) on investments	(5,060)	(6,873)	235	4,623	(5,425)	486	24,410	(30,084)
Change in unrealized gain (loss) on investments	(33,064)	38,692	(23,508)	12,835	(48,862)	49,810	(236,877)	161,831
Reinvested capital gains	40,622	15,202	2,504	3,333	25,314	9,730	150,476	73,542

Net increase (decrease) in contract owners’ equity resulting from operations	(983)	44,622	(15,096)	24,847	(31,200)	56,486	(79,263)	191,408

Equity transactions:
Purchase payments received from contract owners (note 3)	10,222	9,606	16,801	8,512	32,645	-	109	73,978
Transfers between subaccounts (including fixed account), net (note 3)	12,405	(51,501)	(16,438)	7,014	15,947	11,614	(9,404)	205,954
Redemptions (note 3)	(17,703)	(26,195)	(13,357)	(48,372)	(327,998)	(17,673)	(136,372)	(88,541)
Annuity benefits	-	-	-	-	-	-	(4,971)	(4,985)
Contract maintenance charges (note 2)	-	-	-	-	(1)	(4)	(19)	(24)
Contingent deferred sales charges (note 2)	(233)	(226)	(85)	(119)	(8)	-	-	-
Adjustments to maintain reserves	71	(84)	19	13	(10)	(21)	(21)	47

Net equity transactions	4,762	(68,400)	(13,060)	(32,952)	(279,425)	(6,084)	(150,678)	186,429

Net change in contract owners’ equity	3,779	(23,778)	(28,156)	(8,105)	(310,625)	50,402	(229,941)	377,837
Contract owners’ equity beginning of period	295,183	318,961	217,119	225,224	472,560	422,158	1,258,075	880,238

Contract owners’ equity end of period	$298,962	295,183	188,963	217,119	161,935	472,560	1,028,134	1,258,075

CHANGES IN UNITS:
Beginning units	13,070	16,171	14,768	17,134	30,149	30,540	70,739	57,671
Units purchased	1,221	671	1,556	1,287	3,495	3,676	35,477	23,691
Units redeemed	(1,027)	(3,772)	(2,470)	(3,653)	(21,796)	(4,067)	(44,194)	(10,623)

Ending units	13,264	13,070	13,854	14,768	11,848	30,149	62,022	70,739

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	HVSIT		ALVGIB		ALVIVB		ALVPGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(708)	(856)	(9,322)	(4,778)	40	-	(18,327)	(15,725)
Realized gain (loss) on investments	(671)	(16,075)	140,621	107,992	(2)	-	187,230	137,849
Change in unrealized gain (loss) on investments	(13,645)	21,651	(253,448)	(44,097)	(1,792)	-	(265,658)	55,660
Reinvested capital gains	6,833	21,080	81,585	79,379	-	-	116,555	46,174

Net increase (decrease) in contract owners’ equity resulting from operations	(8,191)	25,800	(40,564)	138,496	(1,754)	-	19,800	223,958

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050	5,689	-	12,703	-	-	37,837	184,180
Transfers between subaccounts (including fixed account), net (note 3)	15,017	(11,280)	21,616	(3,655)	11,813	-	(105,073)	31,649
Redemptions (note 3)	(43,804)	(27,847)	(254,021)	(161,239)	-	-	(142,535)	(156,545)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(22)	15	(42)	(1)	-	(13)	(75)

Net equity transactions	(27,741)	(33,460)	(232,390)	(152,234)	11,812	-	(209,784)	59,209

Net change in contract owners’ equity	(35,932)	(7,660)	(272,954)	(13,738)	10,058	-	(189,984)	283,167
Contract owners’ equity beginning of period	165,328	172,988	868,178	881,916	-	-	1,033,862	750,695

Contract owners’ equity end of period	$129,396	165,328	595,224	868,178	10,058	-	843,878	1,033,862

CHANGES IN UNITS:
Beginning units	8,282	10,078	38,705	45,576	-	-	42,451	39,436
Units purchased	4,784	835	1,658	614	1,311	-	6,890	11,905
Units redeemed	(6,013)	(2,631)	(11,716)	(7,485)	-	-	(14,645)	(8,890)

Ending units	7,053	8,282	28,647	38,705	1,311	-	34,696	42,451

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,857	3,023	(62,583)	(67,092)	422,450	678,045	(1,419)	918
Realized gain (loss) on investments	7,860	11,608	(12,000)	(233,304)	2,616,522	2,577,924	18,603	65,237
Change in unrealized gain (loss) on investments	(54,048)	46,677	(1,174,643)	621,916	(11,093,937)	5,076,336	(124,558)	15,600
Reinvested capital gains	639	-	422,588	267,874	4,134,170	1,295,359	43,389	14,016

Net increase (decrease) in contract owners’ equity resulting from operations	(43,692)	61,308	(826,638)	589,394	(3,920,795)	9,627,664	(63,985)	95,771

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,450	80,381	48,656	425,871	314,109	836	2,811
Transfers between subaccounts (including fixed account), net (note 3)	(24,049)	87,987	(230,555)	(902,603)	(987,751)	(1,749,560)	111,681	(56,610)
Redemptions (note 3)	(17,183)	(31,438)	(374,861)	(735,234)	(5,496,883)	(5,499,886)	(27,867)	(61,669)
Annuity benefits	-	-	(36,852)	(35,569)	(23,296)	(23,977)	(619)	(579)
Contract maintenance charges (note 2)	(7)	(7)	(65)	(61)	(825)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(107)	(50)	(3,717)	(2,795)	-	-
Adjustments to maintain reserves	10	(52)	262	(399)	94	(2,113)	69	175

Net equity transactions	(41,229)	61,940	(561,797)	(1,625,260)	(6,086,507)	(6,965,192)	84,100	(115,872)

Net change in contract owners’ equity	(84,921)	123,248	(1,388,435)	(1,035,866)	(10,007,302)	2,662,472	20,115	(20,101)
Contract owners’ equity beginning of period	558,017	434,769	5,632,584	6,668,450	56,535,327	53,872,855	579,336	599,437

Contract owners’ equity end of period	$473,096	558,017	4,244,149	5,632,584	46,528,025	56,535,327	599,451	579,336

CHANGES IN UNITS:
Beginning units	42,817	37,760	209,462	283,349	1,917,968	2,176,556	26,363	32,344
Units purchased	1,573	12,879	21,266	28,285	52,885	49,591	4,820	1,666
Units redeemed	(4,731)	(7,822)	(40,814)	(102,172)	(255,936)	(308,179)	(1,348)	(7,647)

Ending units	39,659	42,817	189,914	209,462	1,714,917	1,917,968	29,835	26,363

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$373,398	370,496	1,991	(3,730)	48,623	79,972	(3,333)	(2,606)
Realized gain (loss) on investments	(794,929)	(724,960)	47,117	70,260	486,833	1,279,805	43,901	33,436
Change in unrealized gain (loss) on investments	(498,047)	990,954	(394,655)	303,809	(3,862,412)	130,562	(173,839)	18,794
Reinvested capital gains	-	-	99,531	-	1,069,429	402,236	42,182	14,168

Net increase (decrease) in contract owners’ equity resulting from operations	(919,578)	636,490	(246,016)	370,339	(2,257,527)	1,892,575	(91,089)	63,792

Equity transactions:
Purchase payments received from contract owners (note 3)	166,587	248,685	33,743	31,861	218,639	408,450	87	-
Transfers between subaccounts (including fixed account), net (note 3)	(265,839)	329,729	351	(43,197)	(1,185,897)	(1,263,640)	(37,999)	-
Redemptions (note 3)	(3,254,291)	(3,902,493)	(103,537)	(123,074)	(1,455,112)	(2,305,399)	(16,715)	(21,567)
Annuity benefits	(74,960)	(79,886)	(1,341)	(1,885)	(1,600)	(1,572)	(33,183)	(35,761)
Contract maintenance charges (note 2)	(170)	(250)	-	-	(294)	(307)	7	(15)
Contingent deferred sales charges (note 2)	(1,338)	(4,540)	(816)	(729)	(317)	(1,236)	-	-
Adjustments to maintain reserves	17	(365)	76	217	(22)	(320)	230	(121)

Net equity transactions	(3,429,994)	(3,409,120)	(71,524)	(136,807)	(2,424,603)	(3,164,024)	(87,573)	(57,464)

Net change in contract owners’ equity	(4,349,572)	(2,772,630)	(317,540)	233,532	(4,682,130)	(1,271,449)	(178,662)	6,328
Contract owners’ equity beginning of period	24,873,251	27,645,881	1,567,472	1,333,940	18,601,617	19,873,066	710,180	703,852

Contract owners’ equity end of period	$20,523,679	24,873,251	1,249,932	1,567,472	13,919,487	18,601,617	531,518	710,180

CHANGES IN UNITS:
Beginning units	1,666,760	1,904,346	67,928	75,002	700,119	825,875	-	-
Units purchased	95,841	125,457	2,536	4,438	37,146	125,935	-	-
Units redeemed	(336,604)	(363,043)	(5,769)	(11,512)	(129,630)	(251,691)	-	-

Ending units	1,425,997	1,666,760	64,695	67,928	607,635	700,119	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVU1		ACVV		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(483)	(350)	9,775	11,518	84,031	54,770	16,376	14,442
Realized gain (loss) on investments	1,968	199	244,022	265,339	(74,035)	26,244	(6,941)	223
Change in unrealized gain (loss) on investments	(5,015)	5,454	(412,326)	(128,232)	(101,825)	(4,860)	(32,228)	10,168
Reinvested capital gains	2,974	1,161	117	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(556)	6,464	(158,412)	148,625	(91,829)	76,154	(22,793)	24,833

Equity transactions:
Purchase payments received from contract owners (note 3)	10	-	17,250	28,553	38,963	23,795	1,115	24,446
Transfers between subaccounts (including fixed account), net (note 3)	4,151	-	(123,698)	47,673	258,489	682,483	75,300	293,028
Redemptions (note 3)	(3,879)	-	(297,422)	(285,979)	(212,226)	(188,350)	(133,493)	(325,592)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	7	-	(8)	(12)	-	-
Contingent deferred sales charges (note 2)	-	-	(622)	(1,156)	-	(50)	(213)	(29)
Adjustments to maintain reserves	(58)	3	439	(2,168)	84	(65)	(8)	(38)

Net equity transactions	224	3	(404,046)	(213,077)	85,302	517,801	(57,299)	(8,185)

Net change in contract owners’ equity	(332)	6,467	(562,458)	(64,452)	(6,527)	593,955	(80,092)	16,648
Contract owners’ equity beginning of period	28,079	21,612	2,012,745	2,077,197	1,665,006	1,071,051	1,298,726	1,282,078

Contract owners’ equity end of period	$27,747	28,079	1,450,287	2,012,745	1,658,479	1,665,006	1,218,634	1,298,726

CHANGES IN UNITS:
Beginning units	1,197	1,197	50,241	55,773	152,696	104,058	127,999	128,933
Units purchased	150	-	1,792	6,805	207,210	136,210	18,126	45,492
Units redeemed	(150)	-	(11,180)	(12,337)	(201,614)	(87,572)	(23,848)	(46,426)

Ending units	1,197	1,197	40,853	50,241	158,292	152,696	122,277	127,999

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CLVHY2		DWVSVS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,592	13,759	(106,668)	39,014	9,839	(91)	(21,058)	(20,781)
Realized gain (loss) on investments	85,132	115,916	20,378	200,881	(3,546)	(501)	126,588	286,053
Change in unrealized gain (loss) on investments	(617,006)	74,948	(3,397,927)	3,043,848	(18,964)	1,064	(1,058,319)	(28,169)
Reinvested capital gains	234,669	160,984	1,148,687	372,293	-	-	265,338	154,061

Net increase (decrease) in contract owners’ equity resulting from operations	(279,613)	365,607	(2,335,530)	3,656,036	(12,671)	472	(687,451)	391,164

Equity transactions:
Purchase payments received from contract owners (note 3)	45,510	232,347	250,240	401,556	367	28,657	55,247	183,076
Transfers between subaccounts (including fixed account), net (note 3)	68,502	1,063,989	(3,007,520)	919,488	45,942	173,000	(63,548)	(414,548)
Redemptions (note 3)	(121,456)	(312,359)	(3,494,851)	(3,379,019)	(21,193)	(3,868)	(253,324)	(695,319)
Annuity benefits	-	-	(4,487)	(5,529)	-	-	-	-
Contract maintenance charges (note 2)	(8)	(5)	(189)	(233)	(1)	-	(30)	(22)
Contingent deferred sales charges (note 2)	-	-	(2,306)	(1,494)	(277)	-	(29)	-
Adjustments to maintain reserves	(23)	(58)	48	(450)	3	(9)	(16)	(181)

Net equity transactions	(7,475)	983,914	(6,259,065)	(2,065,681)	24,841	197,780	(261,700)	(926,994)

Net change in contract owners’ equity	(287,088)	1,349,521	(8,594,595)	1,590,355	12,170	198,252	(949,151)	(535,830)
Contract owners’ equity beginning of period	3,239,435	1,889,914	32,425,395	30,835,040	198,252	-	3,876,272	4,412,102

Contract owners’ equity end of period	$2,952,347	3,239,435	23,830,800	32,425,395	210,422	198,252	2,927,121	3,876,272

CHANGES IN UNITS:
Beginning units	250,682	168,473	1,849,976	1,974,068	19,387	-	228,991	287,945
Units purchased	55,117	164,065	53,980	208,223	10,263	24,548	54,073	124,565
Units redeemed	(55,783)	(81,856)	(418,224)	(332,315)	(8,003)	(5,161)	(72,537)	(183,519)

Ending units	250,016	250,682	1,485,732	1,849,976	21,647	19,387	210,527	228,991

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ETVFR		FCA2S		FVU2S		FHIBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$333,229	208,777	2,022	(665)	(670)	-	60,684	55,009
Realized gain (loss) on investments	29,155	109,999	(18,869)	(11,345)	30	-	(4,743)	4,134
Change in unrealized gain (loss) on investments	(631,241)	(100,429)	15,001	23,768	(8,433)	-	(108,658)	(6,625)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(268,857)	218,347	(1,846)	11,758	(9,073)	-	(52,717)	52,518

Equity transactions:
Purchase payments received from contract owners (note 3)	93,849	117,302	518	675	229	-	12,344	4,234
Transfers between subaccounts (including fixed account), net (note 3)	6,689,096	880,442	(100,849)	(26,638)	101,300	-	18,743	43,468
Redemptions (note 3)	(1,453,022)	(840,867)	(25,541)	(29,963)	(7,226)	-	(131,342)	(182,549)
Annuity benefits	-	-	-	-	-	-	(210)	(218)
Contract maintenance charges (note 2)	(7)	(12)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(5)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,939)	1,635	(25)	(15)	5	-	37	37

Net equity transactions	5,327,518	158,495	(125,897)	(55,941)	94,308	-	(100,428)	(135,028)

Net change in contract owners’ equity	5,058,661	376,842	(127,743)	(44,183)	85,235	-	(153,145)	(82,510)
Contract owners’ equity beginning of period	9,592,355	9,215,513	127,743	171,926	-	-	1,087,872	1,170,382

Contract owners’ equity end of period	$14,651,016	9,592,355	-	127,743	85,235	-	934,727	1,087,872

CHANGES IN UNITS:
Beginning units	896,853	881,011	11,523	16,860	-	-	47,922	53,752
Units purchased	690,438	214,418	619	97	10,155	-	1,502	2,339
Units redeemed	(200,992)	(198,576)	(12,142)	(5,434)	(717)	-	(5,898)	(8,169)

Ending units	1,386,299	896,853	-	11,523	9,438	-	43,526	47,922

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FQB		FQBS		FVSS2		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,100,662	1,324,015	18,785	27,692	(3,185)	(2,335)	14,709	8,003
Realized gain (loss) on investments	858,701	988,142	(6,729)	(3,440)	12,460	22,635	79,959	26,233
Change in unrealized gain (loss) on investments	(2,993,645)	(565,817)	(62,502)	19,749	(70,903)	(43,823)	(541,997)	143,246
Reinvested capital gains	-	-	-	-	11,860	68,475	146,464	37,696

Net increase (decrease) in contract owners’ equity resulting from operations	(1,034,282)	1,746,340	(50,446)	44,001	(49,768)	44,952	(300,865)	215,178

Equity transactions:
Purchase payments received from contract owners (note 3)	557,309	757,878	1,101	47,331	1,780	1,665	118,921	34,808
Transfers between subaccounts (including fixed account), net (note 3)	(1,084,866)	755,867	2,115	(170,480)	348	16,040	2,486,050	1,421,115
Redemptions (note 3)	(6,639,299)	(7,012,698)	(102,015)	(303,241)	(32,713)	(56,348)	(470,563)	(207,102)
Annuity benefits	(55,916)	(57,485)	(856)	(894)	-	-	-	-
Contract maintenance charges (note 2)	(526)	(613)	-	-	-	-	(22)	(13)
Contingent deferred sales charges (note 2)	(3,324)	(2,232)	-	-	-	-	-	-
Adjustments to maintain reserves	(163)	459	(7)	147	-	(42)	(24)	(29)

Net equity transactions	(7,226,785)	(5,558,824)	(99,662)	(427,137)	(30,585)	(38,685)	2,134,362	1,248,779

Net change in contract owners’ equity	(8,261,067)	(3,812,484)	(150,108)	(383,136)	(80,353)	6,267	1,833,497	1,463,957
Contract owners’ equity beginning of period	59,324,005	63,136,489	1,933,101	2,316,237	284,921	278,654	2,344,092	880,135

Contract owners’ equity end of period	$51,062,938	59,324,005	1,782,993	1,933,101	204,568	284,921	4,177,589	2,344,092

CHANGES IN UNITS:
Beginning units	3,052,862	3,339,797	133,810	164,285	11,734	13,418	195,160	84,218
Units purchased	100,966	201,689	3,075	8,609	105	819	268,980	147,047
Units redeemed	(480,063)	(488,624)	(10,001)	(39,084)	(1,437)	(2,503)	(95,948)	(36,105)

Ending units	2,673,765	3,052,862	126,884	133,810	10,402	11,734	368,192	195,160

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FCS		FNRS2		FEIS		FEI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(70,895)	(29,177)	(42,792)	20,090	1,658,811	846,371	2,207	(12,558)
Realized gain (loss) on investments	348,578	352,116	(470,315)	(888,042)	1,156,307	(1,684,241)	157,357	211,330
Change in unrealized gain (loss) on investments	(2,388,800)	1,446,179	(1,783,792)	130,319	(26,300,851)	16,990,913	(629,468)	87,335
Reinvested capital gains	1,186,513	710,724	8,805	5,084	8,091,905	3,842,678	162,396	77,103

Net increase (decrease) in contract owners’ equity resulting from operations	(924,604)	2,479,842	(2,288,094)	(732,549)	(15,393,828)	19,995,721	(307,508)	363,210

Equity transactions:
Purchase payments received from contract owners (note 3)	167,595	183,780	207,277	280,849	1,580,723	2,324,011	1,055	1,243
Transfers between subaccounts (including fixed account), net (note 3)	(320,992)	(241,476)	(631,127)	(2,806,055)	(3,560,920)	(3,992,124)	(182,222)	(1,254)
Redemptions (note 3)	(1,027,810)	(1,223,800)	(973,238)	(1,153,816)	(19,426,157)	(22,592,283)	(477,741)	(424,440)
Annuity benefits	(170)	-	(4,391)	(15,659)	(150,455)	(168,426)	(372)	(342)
Contract maintenance charges (note 2)	(3)	(15)	(414)	(507)	(1,952)	(2,290)	-	-
Contingent deferred sales charges (note 2)	(6,538)	(7,882)	(3,324)	(1,340)	(12,141)	(10,484)	-	-
Adjustments to maintain reserves	(1,542)	(5,040)	(190)	(68)	(2,710)	12,925	33	(17)

Net equity transactions	(1,189,460)	(1,294,433)	(1,405,407)	(3,696,596)	(21,573,612)	(24,428,671)	(659,247)	(424,810)

Net change in contract owners’ equity	(2,114,064)	1,185,409	(3,693,501)	(4,429,145)	(36,967,440)	(4,432,950)	(966,755)	(61,600)
Contract owners’ equity beginning of period	13,833,586	12,648,177	10,149,734	14,578,879	183,023,702	187,456,652	3,580,418	3,642,018

Contract owners’ equity end of period	$11,719,522	13,833,586	6,456,233	10,149,734	146,056,262	183,023,702	2,613,663	3,580,418

CHANGES IN UNITS:
Beginning units	319,729	351,906	939,861	1,298,045	6,336,548	7,244,248	175,487	197,716
Units purchased	6,430	6,496	1,062,305	152,624	137,931	209,946	3,227	4,143
Units redeemed	(32,530)	(38,673)	(1,197,979)	(510,808)	(894,719)	(1,117,646)	(35,437)	(26,372)

Ending units	293,629	319,729	804,187	939,861	5,579,760	6,336,548	143,277	175,487

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S		FF10S2		FF20S		FF20S2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$21,901	25,782	(239)	(302)	33,320	49,300	(761)	(802)
Realized gain (loss) on investments	288,129	208,706	360	1,952	390,875	197,492	5,161	6,410
Change in unrealized gain (loss) on investments	(882,028)	502,081	(3,213)	1,422	(1,643,293)	1,149,910	(17,029)	7,000
Reinvested capital gains	223,623	162,521	972	800	401,661	343,516	3,747	3,384

Net increase (decrease) in contract owners’ equity resulting from operations	(348,375)	899,090	(2,120)	3,872	(817,437)	1,740,218	(8,882)	15,992

Equity transactions:
Purchase payments received from contract owners (note 3)	63,509	20,676	-	-	146,769	195,465	-	-
Transfers between subaccounts (including fixed account), net (note 3)	303,629	549,441	-	-	(272,694)	888,177	-	-
Redemptions (note 3)	(2,012,125)	(1,125,787)	(1,391)	(4,597)	(1,661,510)	(940,737)	(1,664)	(4,158)
Annuity benefits	-	-	(384)	(3,162)	-	-	(7,666)	(8,287)
Contract maintenance charges (note 2)	(52)	(32)	-	35	(485)	(583)	-	(2)
Contingent deferred sales charges (note 2)	(287)	(2,015)	-	-	(3,527)	(3,899)	-	-
Adjustments to maintain reserves	56	(170)	(1)	(7)	31	(196)	(1)	3

Net equity transactions	(1,645,270)	(557,887)	(1,776)	(7,731)	(1,791,416)	138,227	(9,331)	(12,444)

Net change in contract owners’ equity	(1,993,645)	341,203	(3,896)	(3,859)	(2,608,853)	1,878,445	(18,213)	3,548
Contract owners’ equity beginning of period	8,297,860	7,956,657	35,593	39,452	13,461,176	11,582,731	121,588	118,040

Contract owners’ equity end of period	$6,304,215	8,297,860	31,697	35,593	10,852,323	13,461,176	103,375	121,588

CHANGES IN UNITS:
Beginning units	501,255	537,118	-	-	788,462	781,626	-	-
Units purchased	50,125	51,569	-	-	60,922	91,462	-	-
Units redeemed	(152,395)	(87,432)	-	-	(166,180)	(84,626)	-	-

Ending units	398,985	501,255	-	-	683,204	788,462	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S		FF30S2		FGI2		FGOS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12,419	19,496	(1,382)	(1,276)	(4,683)	123	(12,054)	(9,226)
Realized gain (loss) on investments	198,407	314,979	14,813	12,583	9,739	30,683	43,723	58,835
Change in unrealized gain (loss) on investments	(1,148,172)	722,970	(41,471)	24,349	(108,188)	37,392	26,595	102,076
Reinvested capital gains	210,486	267,118	6,436	9,547	29,772	12,954	65,415	135,110

Net increase (decrease) in contract owners’ equity resulting from operations	(726,860)	1,324,563	(21,604)	45,203	(73,360)	81,152	123,679	286,795

Equity transactions:
Purchase payments received from contract owners (note 3)	142,784	267,341	65	-	16,010	43,315	18,229	19,252
Transfers between subaccounts (including fixed account), net (note 3)	1,313,403	884,126	-	(2,042)	(33,331)	205,362	(40,137)	(28,810)
Redemptions (note 3)	(1,217,779)	(1,772,847)	(30,890)	(24,111)	(55,149)	(114,797)	(31,964)	(119,430)
Annuity benefits	(2,193)	(2,087)	(11,141)	(11,224)	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(1,178)	74	(6)	(5)	(4)	-	-
Contingent deferred sales charges (note 2)	(4,934)	(5,809)	-	-	-	(306)	(288)	(382)
Adjustments to maintain reserves	(20)	(205)	10	(316)	(3)	(63)	315	101

Net equity transactions	230,241	(630,659)	(41,882)	(37,699)	(72,478)	133,507	(53,845)	(129,269)

Net change in contract owners’ equity	(496,619)	693,904	(63,486)	7,504	(145,838)	214,659	69,834	157,526
Contract owners’ equity beginning of period	7,687,464	6,993,560	261,895	254,391	627,878	413,219	1,084,022	926,496

Contract owners’ equity end of period	$7,190,845	7,687,464	198,409	261,895	482,040	627,878	1,153,856	1,084,022

CHANGES IN UNITS:
Beginning units	425,270	462,711	-	-	48,233	36,647	44,345	50,374
Units purchased	123,718	90,265	-	-	26,673	48,369	1,122	2,138
Units redeemed	(111,775)	(127,706)	-	-	(33,648)	(36,783)	(2,999)	(8,167)

Ending units	437,213	425,270	-	-	41,258	48,233	42,468	44,345

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FGS		FG2		FHIS		FIGBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,663,983)	(1,579,506)	(43,053)	(38,271)	2,019,875	1,695,143	362,549	385,424
Realized gain (loss) on investments	14,856,985	11,880,465	265,227	182,951	(765,629)	3,150,314	(310,648)	(16,051)
Change in unrealized gain (loss) on investments	(38,184,837)	24,384,362	(600,756)	298,970	(4,059,084)	(1,548,065)	(837,702)	456,810
Reinvested capital gains	24,637,661	11,762,572	340,035	162,200	-	-	196,597	151,394

Net increase (decrease) in contract owners’ equity resulting from operations	(354,174)	46,447,893	(38,547)	605,850	(2,804,838)	3,297,392	(589,204)	977,577

Equity transactions:
Purchase payments received from contract owners (note 3)	1,336,103	2,283,095	41,674	892	270,051	664,503	218,255	511,561
Transfers between subaccounts (including fixed account), net (note 3)	(4,184,001)	(227,622)	49,374	79,384	591,718	(12,993,885)	345,249	895,053
Redemptions (note 3)	(19,908,648)	(19,450,022)	(304,240)	(281,780)	(5,064,794)	(6,449,401)	(3,532,040)	(3,846,608)
Annuity benefits	(59,359)	(70,759)	(375)	(291)	(33,935)	(35,521)	(63,297)	(67,462)
Contract maintenance charges (note 2)	(4,120)	(4,419)	-	-	(359)	(408)	(531)	(671)
Contingent deferred sales charges (note 2)	(12,217)	(9,008)	-	-	(2,178)	(1,631)	(988)	(2,965)
Adjustments to maintain reserves	(99)	2,779	10	(79)	(746)	3,734	(293)	(1,919)

Net equity transactions	(22,832,341)	(17,475,956)	(213,557)	(201,874)	(4,240,243)	(18,812,609)	(3,033,645)	(2,513,011)

Net change in contract owners’ equity	(23,186,515)	28,971,937	(252,104)	403,976	(7,045,081)	(15,515,217)	(3,622,849)	(1,535,434)
Contract owners’ equity beginning of period	172,941,594	143,969,657	2,358,402	1,954,426	43,837,878	59,353,095	32,495,530	34,030,964

Contract owners’ equity end of period	$149,755,079	172,941,594	2,106,298	2,358,402	36,792,797	43,837,878	28,872,681	32,495,530

CHANGES IN UNITS:
Beginning units	5,430,132	6,033,833	102,679	112,937	2,362,322	3,382,223	2,053,401	2,213,017
Units purchased	203,569	329,265	10,949	8,301	3,468,690	1,082,153	134,253	174,873
Units redeemed	(857,180)	(932,966)	(19,880)	(18,559)	(3,751,174)	(2,102,054)	(328,262)	(334,489)

Ending units	4,776,521	5,430,132	93,748	102,679	2,079,838	2,362,322	1,859,392	2,053,401

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMCS		FMC2		FOS		FO2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(140,111)	(124,914)	(62,986)	(59,654)	78,362	57,206	(6,774)	(8,591)
Realized gain (loss) on investments	646,487	376,596	114,626	186,874	348,824	1,210,512	19,845	12,468
Change in unrealized gain (loss) on investments	(6,150,428)	3,023,665	(1,048,244)	397,650	(4,728,527)	5,786,003	(208,490)	305,004
Reinvested capital gains	2,143,501	1,164,911	380,170	206,585	-	26,148	-	1,126

Net increase (decrease) in contract owners’ equity resulting from operations	(3,500,551)	4,440,258	(616,434)	731,455	(4,301,341)	7,079,869	(195,419)	310,007

Equity transactions:
Purchase payments received from contract owners (note 3)	158,900	305,160	35,921	8,966	207,512	259,074	59,077	8,468
Transfers between subaccounts (including fixed account), net (note 3)	(1,036,135)	(58,698)	(129,044)	(5,115)	(226,372)	(1,012,038)	62,461	(15,746)
Redemptions (note 3)	(2,514,501)	(3,178,247)	(529,954)	(474,797)	(3,312,241)	(2,892,213)	(208,731)	(238,958)
Annuity benefits	(1,023)	(1,064)	(89,584)	(85,493)	(30,895)	(47,144)	(512)	(444)
Contract maintenance charges (note 2)	(539)	(586)	-	12	(387)	(461)	-	-
Contingent deferred sales charges (note 2)	(2,010)	(3,313)	-	-	(888)	(1,600)	-	-
Adjustments to maintain reserves	19	174	236	65	183	(98)	17	(8)

Net equity transactions	(3,395,289)	(2,936,574)	(712,425)	(556,362)	(3,363,088)	(3,694,480)	(87,688)	(246,688)

Net change in contract owners’ equity	(6,895,840)	1,503,684	(1,328,859)	175,093	(7,664,429)	3,385,389	(283,107)	63,319
Contract owners’ equity beginning of period	26,069,533	24,565,849	4,446,601	4,271,508	29,914,963	26,529,574	1,242,549	1,179,230

Contract owners’ equity end of period	$19,173,693	26,069,533	3,117,742	4,446,601	22,250,534	29,914,963	959,442	1,242,549

CHANGES IN UNITS:
Beginning units	1,201,536	1,351,989	89,197	102,792	1,364,344	1,555,550	111,908	135,568
Units purchased	28,292	77,960	9,741	1,830	39,112	101,368	27,303	2,287
Units redeemed	(183,640)	(228,413)	(26,156)	(15,425)	(197,414)	(292,574)	(35,667)	(25,947)

Ending units	1,046,188	1,201,536	72,782	89,197	1,206,042	1,364,344	103,544	111,908

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS		FRESS2		FEMS2		FTVIS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(22,086)	20,843	7,618	1,814	417	-	1,328,330	1,319,433
Realized gain (loss) on investments	290,535	479,135	(15,520)	953	(520)	-	306,417	920,384
Change in unrealized gain (loss) on investments	(1,995,149)	(1,164,339)	(32,672)	1,239	(17,426)	-	(3,465,492)	1,318,456
Reinvested capital gains	352,459	2,069,747	14,556	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,374,241)	1,405,386	(26,018)	4,006	(17,529)	-	(1,830,745)	3,558,273

Equity transactions:
Purchase payments received from contract owners (note 3)	22,043	39,430	1,246	285	185	-	382,411	337,762
Transfers between subaccounts (including fixed account), net (note 3)	(512,997)	(158,079)	232,972	260,831	220,907	-	(3,174,798)	(4,129,067)
Redemptions (note 3)	(799,894)	(949,025)	(63,173)	(37,562)	(6,638)	-	(4,292,465)	(3,592,962)
Annuity benefits	(13,053)	(13,104)	-	-	-	-	(30,128)	(37,526)
Contract maintenance charges (note 2)	(248)	(297)	(1)	-	-	-	(283)	(388)
Contingent deferred sales charges (note 2)	(52)	(2,502)	-	-	-	-	(949)	(1,873)
Adjustments to maintain reserves	(12)	(377)	(24)	9	(13)	-	29	(614)

Net equity transactions	(1,304,213)	(1,083,954)	171,020	223,563	214,441	-	(7,116,183)	(7,424,668)

Net change in contract owners’ equity	(2,678,454)	321,432	145,002	227,569	196,912	-	(8,946,928)	(3,866,395)
Contract owners’ equity beginning of period	8,643,969	8,322,537	227,569	-	-	-	40,699,532	44,565,927

Contract owners’ equity end of period	$5,965,515	8,643,969	372,571	227,569	196,912	-	31,752,604	40,699,532

CHANGES IN UNITS:
Beginning units	300,454	341,226	22,269	-	-	-	2,292,231	2,722,160
Units purchased	4,188	15,365	34,345	26,052	24,837	-	84,666	159,188
Units redeemed	(50,723)	(56,137)	(17,240)	(3,783)	(978)	-	(488,173)	(589,117)

Ending units	253,919	300,454	39,374	22,269	23,859	-	1,888,724	2,292,231

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVRD2		FTVSV2		FTVDM2		TIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	485	(22,014)	(59,590)	(15,795)	(13,333)	68,521	71,767
Realized gain (loss) on investments	39,088	32,427	(405,645)	(13,411)	855,722	(206,554)	(168,156)	(197,105)
Change in unrealized gain (loss) on investments	(113,760)	55,740	(1,929,790)	228,507	(1,599,216)	1,820,233	(637,593)	825,775
Reinvested capital gains	39,033	23,299	1,256,710	680,946	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,578)	111,951	(1,100,739)	836,452	(759,289)	1,600,346	(737,228)	700,437

Equity transactions:
Purchase payments received from contract owners (note 3)	42	-	65,334	94,660	8,785	19,563	19,364	26,654
Transfers between subaccounts (including fixed account), net (note 3)	(12,622)	(4,704)	(471,689)	(1,124,938)	(2,539,122)	2,916,842	(204,166)	247,528
Redemptions (note 3)	(41,260)	(21,456)	(1,229,488)	(1,120,444)	(301,160)	(578,585)	(535,844)	(628,822)
Annuity benefits	(45,692)	(45,651)	(25,291)	(25,623)	(10,613)	(11,236)	(8,844)	(9,068)
Contract maintenance charges (note 2)	-	(315)	(256)	(308)	(89)	(122)	(45)	(53)
Contingent deferred sales charges (note 2)	-	-	(622)	(717)	-	(2,542)	-	(83)
Adjustments to maintain reserves	97	(7)	127	(434)	(30)	(355)	7	(208)

Net equity transactions	(99,435)	(72,133)	(1,661,885)	(2,177,804)	(2,842,229)	2,343,565	(729,528)	(364,052)

Net change in contract owners’ equity	(136,013)	39,818	(2,762,624)	(1,341,352)	(3,601,518)	3,943,911	(1,466,756)	336,385
Contract owners’ equity beginning of period	672,033	632,215	9,602,781	10,944,133	7,164,487	3,220,576	5,063,610	4,727,225

Contract owners’ equity end of period	$536,020	672,033	6,840,157	9,602,781	3,562,969	7,164,487	3,596,854	5,063,610

CHANGES IN UNITS:
Beginning units	-	-	444,736	564,644	586,409	360,161	494,977	533,157
Units purchased	-	-	16,504	38,071	61,613	451,212	15,989	69,089
Units redeemed	-	-	(96,190)	(157,979)	(300,687)	(224,964)	(92,602)	(107,269)

Ending units	-	-	365,050	444,736	347,335	586,409	418,364	494,977

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVGI2		FTVFA2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(246,348)	(261,611)	86,899	102,559	(27,005)	(60,409)	353	96
Realized gain (loss) on investments	(525,239)	(448,747)	(47,162)	24,353	844,629	1,233,664	4,349	1,755
Change in unrealized gain (loss) on investments	956,057	837,457	(666,495)	199,064	(3,238,549)	229,826	(7,010)	9,797
Reinvested capital gains	-	77,306	112,922	262,797	284,853	890,673	1,905	149

Net increase (decrease) in contract owners’ equity resulting from operations	184,470	204,405	(513,836)	588,773	(2,136,072)	2,293,754	(403)	11,797

Equity transactions:
Purchase payments received from contract owners (note 3)	80,641	143,351	7,900	202,109	111,268	307,965	109	-
Transfers between subaccounts (including fixed account), net (note 3)	(201,014)	901,384	(187,213)	(809,357)	(1,128,582)	(202,202)	-	-
Redemptions (note 3)	(2,515,835)	(2,385,413)	(329,971)	(1,008,008)	(1,524,533)	(3,162,964)	(10,793)	(5,626)
Annuity benefits	(4,853)	(5,789)	(1,695)	(1,825)	(2,038)	(1,988)	(568)	(529)
Contract maintenance charges (note 2)	(146)	(195)	(79)	(112)	(226)	(281)	-	(1)
Contingent deferred sales charges (note 2)	(177)	(1,019)	(21)	(1,768)	(894)	(3,675)	-	-
Adjustments to maintain reserves	(22)	(297)	14	(117)	101	(456)	-	1

Net equity transactions	(2,641,406)	(1,347,978)	(511,065)	(1,619,078)	(2,544,904)	(3,063,601)	(11,252)	(6,155)

Net change in contract owners’ equity	(2,456,936)	(1,143,573)	(1,024,901)	(1,030,305)	(4,680,976)	(769,847)	(11,655)	5,642
Contract owners’ equity beginning of period	22,993,798	24,137,371	5,254,799	6,285,104	18,984,165	19,754,012	79,092	73,450

Contract owners’ equity end of period	$20,536,862	22,993,798	4,229,898	5,254,799	14,303,189	18,984,165	67,437	79,092

CHANGES IN UNITS:
Beginning units	2,352,471	2,488,411	356,578	471,272	592,502	694,073	-	-
Units purchased	196,009	273,755	5,696	46,333	31,558	41,306	-	-
Units redeemed	(463,597)	(409,695)	(40,888)	(161,027)	(111,651)	(142,877)	-	-

Ending units	2,084,883	2,352,471	321,386	356,578	512,409	592,502	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAFBS		JACAS		JAGTS		JAIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$37,000	28,372	54,389	(966,775)	(35,314)	(230,083)	223,894	217,429
Realized gain (loss) on investments	(28,899)	1,276	385,389	1,478,256	4,003,522	2,433,827	(2,725,960)	(3,881,036)
Change in unrealized gain (loss) on investments	(59,253)	9,025	(11,129,406)	15,895,888	(5,487,393)	7,637,750	(4,225,194)	15,287,949
Reinvested capital gains	-	-	11,818,407	4,796,112	1,363,595	1,978,603	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,152)	38,673	1,128,779	21,203,481	(155,590)	11,820,097	(6,727,260)	11,624,342

Equity transactions:
Purchase payments received from contract owners (note 3)	8,217	6,710	909,451	1,040,907	918,475	386,541	448,976	582,472
Transfers between subaccounts (including fixed account), net (note 3)	257,828	385,535	(1,119,717)	(639,156)	1,237,670	3,189,085	(1,790,971)	(1,434,466)
Redemptions (note 3)	(147,063)	(164,533)	(9,471,718)	(11,228,273)	(4,500,566)	(3,800,546)	(4,462,094)	(5,047,408)
Annuity benefits	-	-	(64,406)	(62,095)	(8,088)	(6,442)	(7,685)	(13,523)
Contract maintenance charges (note 2)	(19)	(14)	(1,291)	(1,411)	(595)	(612)	(912)	(1,138)
Contingent deferred sales charges (note 2)	(285)	(908)	(6,599)	(6,669)	(2,125)	(5,842)	(5,646)	(6,998)
Adjustments to maintain reserves	(7)	(75)	245	925	93	(1,315)	(177)	(1,471)

Net equity transactions	118,671	226,715	(9,754,035)	(10,895,772)	(2,355,136)	(239,131)	(5,818,509)	(5,922,532)

Net change in contract owners’ equity	67,519	265,388	(8,625,256)	10,307,709	(2,510,726)	11,580,966	(12,545,769)	5,701,810
Contract owners’ equity beginning of period	2,096,413	1,831,025	88,206,014	77,898,305	38,688,665	27,107,699	47,124,807	41,422,997

Contract owners’ equity end of period	$2,163,932	2,096,413	79,580,758	88,206,014	36,177,939	38,688,665	34,579,038	47,124,807

CHANGES IN UNITS:
Beginning units	206,960	184,707	3,950,208	4,485,820	2,948,561	2,960,362	3,370,989	3,831,773
Units purchased	86,237	78,477	172,166	292,696	491,108	652,854	97,973	191,492
Units redeemed	(74,017)	(56,224)	(580,169)	(828,308)	(676,454)	(664,655)	(522,557)	(652,276)

Ending units	219,180	206,960	3,542,205	3,950,208	2,763,215	2,948,561	2,946,405	3,370,989

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	LZREMS		LOVTRC		M2IGSS		MMCGSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$18,896	27,446	10,694	6,486	(1,868)	(1,529)	(14,549)	(13,803)
Realized gain (loss) on investments	135,814	466,363	(5,022)	(4,757)	1,283	(526)	66,518	120,825
Change in unrealized gain (loss) on investments	(961,647)	401,756	(15,960)	9,394	(11,814)	34,699	(190,552)	13,784
Reinvested capital gains	-	-	-	-	11,797	9,495	128,664	40,360

Net increase (decrease) in contract owners’ equity resulting from operations	(806,937)	895,565	(10,288)	11,123	(602)	42,139	(9,919)	161,166

Equity transactions:
Purchase payments received from contract owners (note 3)	32,812	292,705	1,233	2,127	-	-	42,099	887
Transfers between subaccounts (including fixed account), net (note 3)	(555,131)	971,020	100,681	158,552	-	-	113,442	(49,641)
Redemptions (note 3)	(261,942)	(678,119)	(60,198)	(22,762)	(6,810)	(3,370)	(135,859)	(127,762)
Annuity benefits	-	-	-	-	(5,568)	(5,200)	-	-
Contract maintenance charges (note 2)	(8)	(13)	(4)	-	-	(2)	-	-
Contingent deferred sales charges (note 2)	(78)	(128)	(223)	-	-	-	-	-
Adjustments to maintain reserves	1	(122)	4	(28)	(3)	5	10	(110)

Net equity transactions	(784,346)	585,343	41,493	137,889	(12,381)	(8,567)	19,692	(176,626)

Net change in contract owners’ equity	(1,591,283)	1,480,908	31,205	149,012	(12,983)	33,572	9,773	(15,460)
Contract owners’ equity beginning of period	4,262,700	2,781,792	469,959	320,947	196,604	163,032	700,600	716,060

Contract owners’ equity end of period	$2,671,417	4,262,700	501,164	469,959	183,621	196,604	710,373	700,600

CHANGES IN UNITS:
Beginning units	376,424	310,974	45,811	32,148	-	-	36,826	46,527
Units purchased	63,539	296,176	12,198	36,948	-	-	7,790	1,467
Units redeemed	(147,014)	(230,726)	(8,099)	(23,285)	-	-	(6,930)	(11,168)

Ending units	292,949	376,424	49,910	45,811	-	-	37,686	36,826

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNDSC		MVFSC		MVIVSC		MSGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(25,636)	(18,604)	44,269	230,986	(53,609)	43,433	18,650	12,561
Realized gain (loss) on investments	267,659	33,679	2,361,292	2,922,361	650,003	518,506	(4,717)	5,012
Change in unrealized gain (loss) on investments	(652,121)	277,449	(8,617,821)	1,192,634	(3,182,590)	3,931,386	(151,056)	48,999
Reinvested capital gains	306,456	29,784	2,361,259	1,597,016	240,722	20,042	42,358	55,164

Net increase (decrease) in contract owners’ equity resulting from operations	(103,642)	322,308	(3,851,001)	5,942,997	(2,345,474)	4,513,367	(94,765)	121,736

Equity transactions:
Purchase payments received from contract owners (note 3)	5,156	62,653	304,601	568,215	168,064	427,381	23,025	85,218
Transfers between subaccounts (including fixed account), net (note 3)	467,481	139,571	(2,520,047)	(1,016,104)	930,168	1,761,621	33,253	64,214
Redemptions (note 3)	(167,001)	(205,762)	(3,892,499)	(5,484,643)	(2,229,905)	(2,696,019)	(72,808)	(150,591)
Annuity benefits	-	-	(33,071)	(35,011)	(2,841)	(2,725)	-	-
Contract maintenance charges (note 2)	(18)	(17)	(535)	(627)	(68)	(82)	(9)	(9)
Contingent deferred sales charges (note 2)	(3)	-	(880)	(1,517)	(316)	(2,303)	-	(30)
Adjustments to maintain reserves	(19)	(175)	(37)	194	1	(168)	4	(64)

Net equity transactions	305,596	(3,730)	(6,142,468)	(5,969,493)	(1,134,897)	(512,295)	(16,535)	(1,262)

Net change in contract owners’ equity	201,954	318,578	(9,993,469)	(26,496)	(3,480,371)	4,001,072	(111,300)	120,474
Contract owners’ equity beginning of period	1,671,828	1,353,250	39,127,289	39,153,785	22,297,697	18,296,625	1,094,370	973,896

Contract owners’ equity end of period	$1,873,782	1,671,828	29,133,820	39,127,289	18,817,326	22,297,697	983,070	1,094,370

CHANGES IN UNITS:
Beginning units	91,074	90,814	1,716,544	1,996,361	1,089,314	1,120,560	105,157	104,089
Units purchased	79,551	42,423	68,381	157,188	149,933	188,194	35,268	55,052
Units redeemed	(65,186)	(42,163)	(342,115)	(437,005)	(208,178)	(219,440)	(36,742)	(53,984)

Ending units	105,439	91,074	1,442,810	1,716,544	1,031,069	1,089,314	103,683	105,157

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVFI		MSVF2		MSEM		MSVMG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$65,294	93,156	2,225	5,721	204,637	228,668	(1,096)	(872)
Realized gain (loss) on investments	14,997	14,533	1,914	3,085	3,732	50,568	1,218	256
Change in unrealized gain (loss) on investments	(177,159)	130,700	(22,036)	14,154	(604,857)	162,507	(8,181)	13,577
Reinvested capital gains	-	-	-	-	-	-	12,851	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,868)	238,389	(17,897)	22,960	(396,488)	441,743	4,792	12,961

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429	81,404	-	-	8,721	9,416	765	5
Transfers between subaccounts (including fixed account), net (note 3)	(62,256)	376,930	37,109	3,161	(34,961)	(156,214)	-	-
Redemptions (note 3)	(900,996)	(540,665)	(5,410)	(7,537)	(378,992)	(618,212)	(2,920)	(722)
Annuity benefits	-	-	(6,769)	(7,058)	(2,435)	(4,254)	-	-
Contract maintenance charges (note 2)	(42)	(45)	-	(1)	(73)	(78)	(4)	(4)
Contingent deferred sales charges (note 2)	(17)	(117)	-	-	(681)	(417)	-	-
Adjustments to maintain reserves	(25)	(177)	3	(12)	(27)	(382)	(701)	1,902

Net equity transactions	(954,907)	(82,670)	24,933	(11,447)	(408,448)	(770,141)	(2,860)	1,181

Net change in contract owners’ equity	(1,051,775)	155,719	7,036	11,513	(804,936)	(328,398)	1,932	14,142
Contract owners’ equity beginning of period	5,025,166	4,869,447	609,136	597,623	5,054,071	5,382,469	55,248	41,106

Contract owners’ equity end of period	$3,973,391	5,025,166	616,172	609,136	4,249,135	5,054,071	57,180	55,248

CHANGES IN UNITS:
Beginning units	356,269	362,770	40,685	40,850	123,055	141,984	3,504	3,555
Units purchased	65,018	87,453	2,771	640	1,532	1,121	-	-
Units redeemed	(133,695)	(93,954)	(371)	(805)	(12,766)	(20,050)	(165)	(51)

Ending units	287,592	356,269	43,085	40,685	111,821	123,055	3,339	3,504

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		VYDS		DTRTFB		NAMGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,948	(1,895)	(20,195)	(12,489)	2,392	-	49	(185)
Realized gain (loss) on investments	28,523	72,157	86,029	59,810	136	-	31,269	(1,946)
Change in unrealized gain (loss) on investments	(135,703)	(51,939)	(922,590)	517,539	(1,572)	-	(54,148)	46,153
Reinvested capital gains	-	-	469,801	38,154	-	-	12,204	312

Net increase (decrease) in contract owners’ equity resulting from operations	(96,232)	18,323	(386,955)	603,014	956	-	(10,626)	44,334

Equity transactions:
Purchase payments received from contract owners (note 3)	194	7,075	-	19,800	145	-	2,760	321
Transfers between subaccounts (including fixed account), net (note 3)	22,747	70,414	(71,978)	(23,997)	187,275	-	116,962	47,652
Redemptions (note 3)	(20,801)	(93,293)	(149,491)	(257,839)	(41,526)	-	(72,499)	(42,523)
Annuity benefits	(7,929)	(9,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(54)	-	-	-	-	(1)	-
Contingent deferred sales charges (note 2)	-	-	-	(5)	-	-	(178)	(18)
Adjustments to maintain reserves	(613)	(60)	(21)	(60)	1	-	4	6

Net equity transactions	(6,453)	(24,997)	(221,490)	(262,101)	145,895	-	47,048	5,438

Net change in contract owners’ equity	(102,685)	(6,674)	(608,445)	340,913	146,851	-	36,422	49,772
Contract owners’ equity beginning of period	1,042,135	1,048,809	2,897,135	2,556,222	-	-	266,330	216,558

Contract owners’ equity end of period	$939,450	1,042,135	2,288,690	2,897,135	146,851	-	302,752	266,330

CHANGES IN UNITS:
Beginning units	21,182	21,611	128,192	141,456	-	-	20,215	19,769
Units purchased	575	845	223	1,201	20,719	-	15,247	7,133
Units redeemed	(401)	(1,274)	(10,542)	(14,465)	(6,164)	-	(11,587)	(6,687)

Ending units	21,356	21,182	117,873	128,192	14,555	-	23,875	20,215

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NAMAA2		NVAMV1		NVAMV2		GVAAA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$693	5,477	255,583	612,034	(12,385)	(7,069)	(8,113)	(30,629)
Realized gain (loss) on investments	46,266	8,905	2,549,338	2,869,785	25,530	45,567	2,868,240	2,479,252
Change in unrealized gain (loss) on investments	(121,801)	61,186	(20,833,276)	710,195	(332,630)	10,437	(9,406,856)	3,867,557
Reinvested capital gains	32,226	6,304	7,238,978	4,353,898	122,518	69,592	3,046,967	1,295,651

Net increase (decrease) in contract owners’ equity resulting from operations	(42,616)	81,872	(10,789,377)	8,545,912	(196,967)	118,527	(3,499,762)	7,611,831

Equity transactions:
Purchase payments received from contract owners (note 3)	3,988	3,874	945,179	1,295,435	232	1,243	1,008,160	1,926,366
Transfers between subaccounts (including fixed account), net (note 3)	100,040	202,550	(3,340,400)	(3,254,032)	(6,695)	9,961	1,863,649	5,621,983
Redemptions (note 3)	(147,041)	(55,669)	(11,243,128)	(14,341,546)	(179,220)	(216,109)	(6,369,863)	(6,330,533)
Annuity benefits	-	-	(98,625)	(102,990)	-	-	(86,161)	(92,210)
Contract maintenance charges (note 2)	-	-	(1,898)	(2,233)	-	-	(777)	(873)
Contingent deferred sales charges (note 2)	-	(18)	(4,660)	(3,941)	-	-	(5,957)	(2,882)
Adjustments to maintain reserves	(10)	(36)	(97)	9,206	(15)	(50)	(39,908)	(945)

Net equity transactions	(43,023)	150,701	(13,743,629)	(16,400,101)	(185,698)	(204,955)	(3,630,857)	1,120,906

Net change in contract owners’ equity	(85,639)	232,573	(24,533,006)	(7,854,189)	(382,665)	(86,428)	(7,130,619)	8,732,737
Contract owners’ equity beginning of period	719,062	486,489	118,456,321	126,310,510	1,899,112	1,985,540	61,062,749	52,330,012

Contract owners’ equity end of period	$633,423	719,062	93,923,315	118,456,321	1,516,447	1,899,112	53,932,130	61,062,749

CHANGES IN UNITS:
Beginning units	59,824	47,083	4,193,729	4,807,368	73,857	82,150	3,184,059	3,102,376
Units purchased	17,553	21,678	75,752	142,662	713	2,735	376,197	538,429
Units redeemed	(21,441)	(8,937)	(560,630)	(756,301)	(8,110)	(11,028)	(560,887)	(456,746)

Ending units	55,936	59,824	3,708,851	4,193,729	66,460	73,857	2,999,369	3,184,059

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$117,513	4,599	(227,261)	(102,190)	(319,653)	(286,247)	(38,659)	52,672
Realized gain (loss) on investments	6,766	98,085	1,495,458	1,169,160	2,286,650	1,662,169	830,761	1,553,122
Change in unrealized gain (loss) on investments	(410,533)	110,549	(4,860,883)	3,051,593	(6,293,038)	3,855,748	(3,510,707)	484,104
Reinvested capital gains	37,594	30,842	1,280,477	1,881,370	3,751,104	2,570,800	1,988,434	2,252,129

Net increase (decrease) in contract owners’ equity resulting from operations	(248,660)	244,075	(2,312,209)	5,999,933	(574,937)	7,802,470	(730,171)	4,342,027

Equity transactions:
Purchase payments received from contract owners (note 3)	29,033	87,161	170,817	321,143	260,759	727,814	188,135	429,605
Transfers between subaccounts (including fixed account), net (note 3)	(38,091)	53,146	(887,631)	1,940,243	1,233,406	1,549,799	925,889	63,656
Redemptions (note 3)	(920,610)	(1,654,524)	(2,629,266)	(2,545,464)	(3,255,613)	(2,992,068)	(2,026,764)	(3,127,370)
Annuity benefits	(9,481)	(11,353)	(16,922)	(18,342)	(60,720)	(56,696)	(43,449)	(58,052)
Contract maintenance charges (note 2)	(98)	(103)	(194)	(414)	(684)	(959)	(232)	(242)
Contingent deferred sales charges (note 2)	(258)	(173)	(2,876)	(1,301)	(6,311)	(3,776)	(639)	(2,172)
Adjustments to maintain reserves	(4)	(234)	(104)	(353)	40,070	(786)	42	(546)

Net equity transactions	(939,509)	(1,526,080)	(3,366,176)	(304,488)	(1,789,093)	(776,672)	(957,018)	(2,695,121)

Net change in contract owners’ equity	(1,188,169)	(1,282,005)	(5,678,385)	5,695,445	(2,364,030)	7,025,798	(1,687,189)	1,646,906
Contract owners’ equity beginning of period	11,132,369	12,414,374	25,999,172	20,303,727	36,670,175	29,644,377	24,150,882	22,503,976

Contract owners’ equity end of period	$9,944,200	11,132,369	20,320,787	25,999,172	34,306,145	36,670,175	22,463,693	24,150,882

CHANGES IN UNITS:
Beginning units	885,842	1,010,693	1,207,920	1,221,489	1,649,730	1,683,521	1,282,879	1,438,303
Units purchased	44,785	68,146	101,229	230,476	216,472	236,232	163,056	168,284
Units redeemed	(122,471)	(192,997)	(254,485)	(244,045)	(291,537)	(270,023)	(209,703)	(323,708)

Ending units	808,156	885,842	1,054,664	1,207,920	1,574,665	1,649,730	1,236,232	1,282,879

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	HIBF		GEM		GEM2		GIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,409,037	1,521,690	(70,509)	36,725	(5,453)	(3,342)	158,449	111,072
Realized gain (loss) on investments	(314,158)	(262,885)	491,152	137,179	5,278	4,315	220,498	60,411
Change in unrealized gain (loss) on investments	(2,357,244)	708,030	(3,273,466)	5,011,838	(78,157)	110,563	(3,328,702)	4,210,263
Reinvested capital gains	-	-	-	-	-	-	88,858	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,262,365)	1,966,835	(2,852,823)	5,185,742	(78,332)	111,536	(2,860,897)	4,381,746

Equity transactions:
Purchase payments received from contract owners (note 3)	320,915	541,147	186,412	204,048	232	-	105,467	262,060
Transfers between subaccounts (including fixed account), net (note 3)	(1,847,699)	267,449	(904,711)	676,018	(4,726)	51,997	(511,730)	77,058
Redemptions (note 3)	(3,788,481)	(4,697,064)	(1,644,023)	(2,132,130)	(6,624)	(30,128)	(1,516,245)	(2,092,883)
Annuity benefits	(34,471)	(46,624)	(8,341)	(14,324)	-	-	(4,357)	(4,476)
Contract maintenance charges (note 2)	(259)	(293)	(700)	(846)	-	-	(303)	(340)
Contingent deferred sales charges (note 2)	(1,286)	(1,701)	(2,730)	(1,812)	-	-	(880)	(521)
Adjustments to maintain reserves	(558)	(3,007)	92	(674)	36	(68)	(432)	11,636

Net equity transactions	(5,351,839)	(3,940,093)	(2,374,001)	(1,269,720)	(11,082)	21,801	(1,928,480)	(1,747,466)

Net change in contract owners’ equity	(6,614,204)	(1,973,258)	(5,226,824)	3,916,022	(89,414)	133,337	(4,789,377)	2,634,280
Contract owners’ equity beginning of period	34,762,054	36,735,312	17,444,855	13,528,833	396,709	263,372	20,097,565	17,463,285

Contract owners’ equity end of period	$28,147,850	34,762,054	12,218,031	17,444,855	307,295	396,709	15,308,188	20,097,565

CHANGES IN UNITS:
Beginning units	1,363,436	1,520,099	641,612	696,174	34,394	31,697	1,176,045	1,288,847
Units purchased	148,145	213,124	86,086	155,042	3,915	6,417	59,004	90,328
Units redeemed	(360,129)	(369,787)	(177,460)	(209,604)	(5,357)	(3,720)	(175,310)	(203,130)

Ending units	1,151,452	1,363,436	550,238	641,612	32,952	34,394	1,059,739	1,176,045

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$208	42	(346,433)	(346,583)	(2,474)	(1,265)	(19,586)	(18,201)
Realized gain (loss) on investments	639	3,247	2,457,110	2,243,573	13,136	24,436	(1,927)	56,694
Change in unrealized gain (loss) on investments	(8,655)	9,658	(11,427,406)	9,680,577	(84,439)	10,057	(422,274)	213,639
Reinvested capital gains	222	-	6,235,258	1,250,354	44,003	3,488	304,074	326,107

Net increase (decrease) in contract owners’ equity resulting from operations	(7,586)	12,947	(3,081,471)	12,827,921	(29,774)	36,716	(139,713)	578,239

Equity transactions:
Purchase payments received from contract owners (note 3)	22	-	625,381	688,854	7,650	15,991	43,799	45,208
Transfers between subaccounts (including fixed account), net (note 3)	(1,449)	-	(2,570,503)	(436,438)	110,436	186,712	(873,879)	34,010
Redemptions (note 3)	(3,815)	(11,458)	(6,874,780)	(6,900,761)	(30,864)	(19,379)	(378,532)	(284,683)
Annuity benefits	(1,679)	(1,945)	(23,084)	(19,023)	-	-	(4,606)	(4,310)
Contract maintenance charges (note 2)	-	(1)	(728)	(809)	-	-	(292)	(319)
Contingent deferred sales charges (note 2)	-	-	(3,999)	(3,369)	-	-	(326)	(642)
Adjustments to maintain reserves	(1)	(14)	(374)	1,511	22	(34)	(13)	(135)

Net equity transactions	(6,922)	(13,418)	(8,848,087)	(6,670,035)	87,244	183,290	(1,213,849)	(210,871)

Net change in contract owners’ equity	(14,508)	(471)	(11,929,558)	6,157,886	57,470	220,006	(1,353,562)	367,368
Contract owners’ equity beginning of period	53,741	54,212	63,918,890	57,761,004	310,774	90,768	3,828,470	3,461,102

Contract owners’ equity end of period	$39,233	53,741	51,989,332	63,918,890	368,244	310,774	2,474,908	3,828,470

CHANGES IN UNITS:
Beginning units	-	-	3,476,158	3,879,954	22,823	8,239	193,489	205,173
Units purchased	-	-	86,753	155,945	76,114	46,267	16,511	20,321
Units redeemed	-	-	(562,584)	(559,741)	(70,179)	(31,683)	(75,794)	(32,005)

Ending units	-	-	3,000,327	3,476,158	28,758	22,823	134,206	193,489

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$20,117	(1,204)	102,349	88,537	45,024	19,562	87,383	60,510
Realized gain (loss) on investments	13,363	(41,433)	(74,219)	97,197	(67,976)	59,091	(83,388)	(89,960)
Change in unrealized gain (loss) on investments	(414,320)	376,057	(1,255,178)	318,345	(706,172)	300,889	(330,095)	226,384
Reinvested capital gains	54,343	258,848	508,461	386,442	246,245	326,387	44,723	128,112

Net increase (decrease) in contract owners’ equity resulting from operations	(326,497)	592,268	(718,587)	890,521	(482,879)	705,929	(281,377)	325,046

Equity transactions:
Purchase payments received from contract owners (note 3)	142,875	163,155	70,975	38,427	45,289	78,521	62,531	98,606
Transfers between subaccounts (including fixed account), net (note 3)	27,159	(234,355)	474,731	3,027,579	554,907	(495,922)	1,319,713	704,186
Redemptions (note 3)	(229,364)	(672,181)	(1,448,853)	(1,591,513)	(508,552)	(869,556)	(705,846)	(1,150,983)
Annuity benefits	-	-	(503)	(505)	(1,205)	(1,183)	(23,547)	(24,089)
Contract maintenance charges (note 2)	(681)	(774)	(240)	(224)	(201)	(271)	(341)	(400)
Contingent deferred sales charges (note 2)	(1,210)	(1,441)	(2,140)	(1,052)	(4,952)	(787)	(1,290)	(1,073)
Adjustments to maintain reserves	4	(371)	(43)	(99)	28	(167)	(244)	10,806

Net equity transactions	(61,217)	(745,967)	(906,073)	1,472,613	85,314	(1,289,365)	650,976	(362,947)

Net change in contract owners’ equity	(387,714)	(153,699)	(1,624,660)	2,363,134	(397,565)	(583,436)	369,599	(37,901)
Contract owners’ equity beginning of period	2,838,600	2,992,299	10,582,822	8,219,688	4,995,428	5,578,864	6,927,090	6,964,991

Contract owners’ equity end of period	$2,450,886	2,838,600	8,958,162	10,582,822	4,597,863	4,995,428	7,296,689	6,927,090

CHANGES IN UNITS:
Beginning units	176,957	220,485	701,610	597,223	312,542	400,907	511,341	541,972
Units purchased	18,267	83,983	56,485	237,791	52,639	18,796	118,887	76,177
Units redeemed	(22,242)	(127,511)	(117,606)	(133,404)	(48,051)	(107,161)	(65,488)	(106,808)

Ending units	172,982	176,957	640,489	701,610	317,130	312,542	564,740	511,341

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$116,856	84,035	32,982	9,426	56,408	37,577	102,460	95,185
Realized gain (loss) on investments	97,541	228,532	(230,297)	(30,620)	8,076	54,818	(38,111)	(19,648)
Change in unrealized gain (loss) on investments	(2,085,276)	637,418	(800,662)	527,280	(592,537)	140,656	(147,945)	101,027
Reinvested capital gains	699,797	947,703	352,038	494,628	217,506	214,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,171,082)	1,897,688	(645,939)	1,000,714	(310,547)	447,553	(83,596)	176,564

Equity transactions:
Purchase payments received from contract owners (note 3)	243,519	476,253	398,622	157,648	47,795	36,672	10,052	58,473
Transfers between subaccounts (including fixed account), net (note 3)	(780,712)	(317,152)	175,151	(591,577)	792,204	(125,954)	582,008	108,732
Redemptions (note 3)	(1,277,656)	(2,219,603)	(1,353,462)	(590,230)	(696,515)	(1,071,996)	(446,774)	(718,188)
Annuity benefits	(53,506)	(54,441)	(96,329)	(91,733)	(1,513)	(1,527)	(4,773)	(6,367)
Contract maintenance charges (note 2)	(1,029)	(1,142)	(804)	(877)	(187)	(258)	(131)	(150)
Contingent deferred sales charges (note 2)	(4,880)	(8,267)	(4,934)	(4,619)	(3)	(22)	(381)	(237)
Adjustments to maintain reserves	(60)	(161)	9	(104)	(42)	(98)	30	(272)

Net equity transactions	(1,874,324)	(2,124,513)	(881,747)	(1,121,492)	141,739	(1,163,183)	140,031	(558,009)

Net change in contract owners’ equity	(3,045,406)	(226,825)	(1,527,686)	(120,778)	(168,808)	(715,630)	56,435	(381,445)
Contract owners’ equity beginning of period	16,015,919	16,242,744	6,692,215	6,812,993	5,121,284	5,836,914	5,219,807	5,601,252

Contract owners’ equity end of period	$12,970,513	16,015,919	5,164,529	6,692,215	4,952,476	5,121,284	5,276,242	5,219,807

CHANGES IN UNITS:
Beginning units	985,950	1,130,892	335,200	407,672	358,726	443,795	383,241	424,477
Units purchased	73,182	79,415	46,278	20,403	64,529	6,792	85,705	96,000
Units redeemed	(189,463)	(224,357)	(97,056)	(92,875)	(55,272)	(91,861)	(72,951)	(137,236)

Ending units	869,669	985,950	284,422	335,200	367,983	358,726	395,995	383,241

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCBD2		NVLCP2		TRF		TRF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,258	4,959	45,278	46,049	(15,696)	(56,781)	(3,816)	(3,856)
Realized gain (loss) on investments	(1,067)	680	(18,165)	(6,471)	7,547,732	5,575,921	29,663	21,471
Change in unrealized gain (loss) on investments	(20,277)	7,325	(126,742)	66,009	(7,991,152)	12,542,253	(31,530)	36,278
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,086)	12,964	(99,629)	105,587	(459,116)	18,061,393	(5,683)	53,893

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	42,555	11,560	751,991	1,419,523	700	3,500
Transfers between subaccounts (including fixed account), net (note 3)	(12,549)	1,537	(96,180)	432,925	(2,507,664)	(2,361,012)	(2,499)	(1,643)
Redemptions (note 3)	(13,391)	(10,711)	(252,619)	(671,898)	(11,011,923)	(10,411,272)	(38,950)	(30,204)
Annuity benefits	-	-	(5,659)	(5,826)	(84,017)	(78,331)	-	-
Contract maintenance charges (note 2)	-	-	(55)	(55)	(3,798)	(4,196)	-	-
Contingent deferred sales charges (note 2)	-	-	(9)	(754)	(4,396)	(5,737)	-	-
Adjustments to maintain reserves	(20)	(37)	(33)	(79)	576	(11,444)	(56)	28

Net equity transactions	(25,960)	(9,211)	(312,000)	(234,127)	(12,859,231)	(11,452,469)	(40,805)	(28,319)

Net change in contract owners’ equity	(42,046)	3,753	(411,629)	(128,540)	(13,318,347)	6,608,924	(46,488)	25,574
Contract owners’ equity beginning of period	607,095	603,342	3,890,449	4,018,989	105,504,075	98,895,151	341,511	315,937

Contract owners’ equity end of period	$565,049	607,095	3,478,820	3,890,449	92,185,728	105,504,075	295,023	341,511

CHANGES IN UNITS:
Beginning units	50,279	51,050	273,409	288,743	3,956,705	4,424,081	16,733	18,203
Units purchased	169	129	19,185	49,791	38,226	87,008	35	190
Units redeemed	(2,334)	(900)	(41,514)	(65,125)	(500,171)	(554,384)	(1,935)	(1,660)

Ending units	48,114	50,279	251,080	273,409	3,494,760	3,956,705	14,833	16,733

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GBF		GBF2		GVIX8		GVIDA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$814,570	870,362	(415)	(1,635)	46,535	63,979	61,690	91,647
Realized gain (loss) on investments	(1,995,011)	(1,619,326)	(53,226)	(18,009)	28,702	21,849	1,462,636	1,957,974
Change in unrealized gain (loss) on investments	38,387	1,682,443	19,372	21,544	(723,701)	839,347	(6,892,039)	771,986
Reinvested capital gains	-	-	-	-	-	-	2,457,593	2,428,069

Net increase (decrease) in contract owners’ equity resulting from operations	(1,142,054)	933,479	(34,269)	1,900	(648,464)	925,175	(2,910,120)	5,249,676

Equity transactions:
Purchase payments received from contract owners (note 3)	764,170	1,288,156	148	1,243	14,119	23,287	510,390	595,266
Transfers between subaccounts (including fixed account), net (note 3)	(890,998)	(1,637,215)	(26,868)	(10,746)	(405,163)	537,080	(475,153)	(403,002)
Redemptions (note 3)	(8,130,782)	(11,420,028)	(285,443)	(296,439)	(293,955)	(472,362)	(3,871,196)	(4,877,002)
Annuity benefits	(72,440)	(81,454)	(516)	(550)	-	-	(145,202)	(143,053)
Contract maintenance charges (note 2)	(1,533)	(1,828)	-	-	(42)	(44)	(3,769)	(4,269)
Contingent deferred sales charges (note 2)	(4,791)	(6,655)	-	-	(223)	(663)	(4,387)	(8,030)
Adjustments to maintain reserves	(331)	(821)	26	95	(36)	(163)	(126)	359

Net equity transactions	(8,336,705)	(11,859,845)	(312,653)	(306,397)	(685,300)	87,135	(3,989,443)	(4,839,731)

Net change in contract owners’ equity	(9,478,759)	(10,926,366)	(346,922)	(304,497)	(1,333,764)	1,012,310	(6,899,563)	409,945
Contract owners’ equity beginning of period	88,878,044	99,804,410	1,511,083	1,815,580	4,912,343	3,900,033	33,324,917	32,914,972

Contract owners’ equity end of period	$79,399,285	88,878,044	1,164,161	1,511,083	3,578,579	4,912,343	26,425,354	33,324,917

CHANGES IN UNITS:
Beginning units	5,000,192	5,660,653	121,441	145,340	411,395	401,954	1,294,829	1,498,445
Units purchased	357,995	303,248	4,233	3,945	5,417	90,650	45,439	56,411
Units redeemed	(839,948)	(963,709)	(29,318)	(27,844)	(63,520)	(81,209)	(205,828)	(260,027)

Ending units	4,518,239	5,000,192	96,356	121,441	353,292	411,395	1,134,440	1,294,829

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$61,211	64,201	9,931	5,905	173,301	198,649	765,220	780,223
Realized gain (loss) on investments	183,257	111,040	10,914	18,196	(275,200)	(61,325)	6,965,918	8,165,942
Change in unrealized gain (loss) on investments	(1,069,556)	427,259	(286,318)	108,744	(1,124,504)	487,154	(28,749,619)	(949,265)
Reinvested capital gains	339,815	203,271	112,411	48,483	485,943	548,190	11,585,070	9,230,220

Net increase (decrease) in contract owners’ equity resulting from operations	(485,273)	805,771	(153,062)	181,328	(740,460)	1,172,668	(9,433,411)	17,227,120

Equity transactions:
Purchase payments received from contract owners (note 3)	73,732	63,793	28,122	22,625	190,316	240,192	936,288	1,721,995
Transfers between subaccounts (including fixed account), net (note 3)	381,216	169,756	637,408	(207,902)	(622,022)	795,223	(3,147,475)	(2,182,717)
Redemptions (note 3)	(1,224,689)	(278,817)	(214,764)	(220,648)	(3,123,495)	(3,554,577)	(15,601,910)	(18,333,423)
Annuity benefits	(9,969)	(10,015)	(3,313)	(3,249)	(26,859)	(26,963)	(507,255)	(518,550)
Contract maintenance charges (note 2)	(224)	(245)	(113)	(90)	(833)	(962)	(6,562)	(7,429)
Contingent deferred sales charges (note 2)	(406)	(887)	(189)	(341)	(3,098)	(1,861)	(10,294)	(18,140)
Adjustments to maintain reserves	24	(182)	49	(164)	(680)	(343)	531	(7,830)

Net equity transactions	(780,316)	(56,597)	447,200	(409,769)	(3,586,671)	(2,549,291)	(18,336,677)	(19,346,094)

Net change in contract owners’ equity	(1,265,589)	749,174	294,138	(228,441)	(4,327,131)	(1,376,623)	(27,770,088)	(2,118,974)
Contract owners’ equity beginning of period	8,996,741	8,247,567	1,411,284	1,639,725	26,900,726	28,277,349	155,262,887	157,381,861

Contract owners’ equity end of period	$7,731,152	8,996,741	1,705,422	1,411,284	22,573,595	26,900,726	127,492,799	155,262,887

CHANGES IN UNITS:
Beginning units	494,909	498,125	63,363	83,579	1,727,304	1,895,299	7,133,706	8,079,825
Units purchased	34,165	35,987	36,344	8,673	66,121	149,158	92,694	250,738
Units redeemed	(76,289)	(39,203)	(16,145)	(28,889)	(299,654)	(317,153)	(947,522)	(1,196,857)

Ending units	452,785	494,909	83,562	63,363	1,493,771	1,727,304	6,278,878	7,133,706

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMA		GVDMC		MCIF		SAM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$252,411	300,250	217,557	241,992	122,445	(65,319)	342,016	(1,046,083)
Realized gain (loss) on investments	2,903,633	3,027,340	1,453,355	1,452,592	5,394,104	4,733,625	-	-
Change in unrealized gain (loss) on investments	(17,225,404)	3,200,207	(5,542,914)	(222,332)	(23,815,718)	2,156,862	-	-
Reinvested capital gains	7,392,177	5,261,836	2,058,021	1,756,067	8,060,597	5,462,719	1,153	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,677,183)	11,789,633	(1,813,981)	3,228,319	(10,238,572)	12,287,887	343,169	(1,046,083)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,104,468	1,427,232	592,597	338,987	1,147,286	1,084,900	19,191,251	26,293,391
Transfers between subaccounts (including fixed account), net (note 3)	(1,757,384)	(336,630)	(134,864)	(860,590)	(1,210,790)	(2,272,970)	66,715,680	42,272,785
Redemptions (note 3)	(8,100,001)	(9,746,010)	(6,829,785)	(4,841,531)	(9,250,366)	(9,423,123)	(88,143,370)	(75,690,528)
Annuity benefits	(299,601)	(303,503)	(99,671)	(102,666)	(68,923)	(69,981)	(187,885)	(165,616)
Contract maintenance charges (note 2)	(7,747)	(8,671)	(1,883)	(2,071)	(1,471)	(1,626)	(1,743)	(2,203)
Contingent deferred sales charges (note 2)	(13,491)	(31,037)	(1,806)	(3,243)	(4,892)	(3,666)	(20,151)	(10,255)
Adjustments to maintain reserves	(436)	5,343	(2,941)	(5,755)	136	(3,415)	122	(21,470)

Net equity transactions	(9,074,192)	(8,993,276)	(6,478,353)	(5,476,869)	(9,389,020)	(10,689,881)	(2,446,096)	(7,323,896)

Net change in contract owners’ equity	(15,751,375)	2,796,357	(8,292,334)	(2,248,550)	(19,627,592)	1,598,006	(2,102,927)	(8,369,979)
Contract owners’ equity beginning of period	84,374,297	81,577,940	41,765,130	44,013,680	92,630,238	91,032,232	154,630,907	163,000,886

Contract owners’ equity end of period	$68,622,922	84,374,297	33,472,796	41,765,130	73,002,646	92,630,238	152,527,980	154,630,907

CHANGES IN UNITS:
Beginning units	3,462,537	3,865,814	2,187,800	2,496,325	1,643,097	1,848,872	13,536,173	14,175,040
Units purchased	125,441	114,224	99,826	106,966	72,011	78,565	16,383,484	11,384,834
Units redeemed	(504,499)	(517,501)	(442,641)	(415,491)	(237,432)	(284,340)	(16,617,749)	(12,023,701)

Ending units	3,083,479	3,462,537	1,844,985	2,187,800	1,477,676	1,643,097	13,301,908	13,536,173

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG1		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(14,133)	47,180	165,048	82,294	7,780	2,599	(188,339)	(167,036)
Realized gain (loss) on investments	(329,289)	(377,418)	(10,295)	(72,697)	(302)	(2,595)	275,497	187,778
Change in unrealized gain (loss) on investments	(8,329,493)	8,190,997	(1,128,996)	1,075,682	(68,355)	63,826	(3,818,492)	4,220,375
Reinvested capital gains	2,594,608	-	-	-	-	-	3,012,480	834,495

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,307)	7,860,759	(974,243)	1,085,279	(60,877)	63,830	(718,854)	5,075,612

Equity transactions:
Purchase payments received from contract owners (note 3)	253,466	294,552	73,096	59,493	232	1	125,593	368,759
Transfers between subaccounts (including fixed account), net (note 3)	(311,204)	(166,636)	80,535	(15,082)	3,624	(6,151)	172,259	(477,321)
Redemptions (note 3)	(3,810,557)	(3,253,656)	(461,986)	(892,344)	(8,370)	(47,727)	(2,340,534)	(2,787,000)
Annuity benefits	(8,710)	(7,076)	-	-	(5,645)	(5,989)	(30,591)	(26,776)
Contract maintenance charges (note 2)	(609)	(688)	(192)	(218)	2	-	(749)	(2,601)
Contingent deferred sales charges (note 2)	(2,366)	(1,211)	(959)	(644)	-	-	(1,113)	(1,937)
Adjustments to maintain reserves	(60)	(772)	19	(424)	(8)	(73)	30	1,513

Net equity transactions	(3,880,040)	(3,135,487)	(309,487)	(849,219)	(10,165)	(59,939)	(2,075,105)	(2,925,363)

Net change in contract owners’ equity	(9,958,347)	4,725,272	(1,283,730)	236,060	(71,042)	3,891	(2,793,959)	2,150,249
Contract owners’ equity beginning of period	38,099,748	33,374,476	5,624,727	5,388,667	334,925	331,034	21,150,300	19,000,051

Contract owners’ equity end of period	$28,141,401	38,099,748	4,340,997	5,624,727	263,883	334,925	18,356,341	21,150,300

CHANGES IN UNITS:
Beginning units	1,740,538	1,896,293	525,430	611,501	23,045	26,987	1,059,923	1,226,707
Units purchased	71,140	64,809	31,691	43,808	499	110	58,687	80,895
Units redeemed	(256,273)	(220,564)	(61,767)	(129,879)	(781)	(4,052)	(157,821)	(247,679)

Ending units	1,555,405	1,740,538	495,354	525,430	22,763	23,045	960,789	1,059,923

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(5,269)	(4,858)	22,790	20,984	(9,965)	(9,952)	(815,999)	(782,873)
Realized gain (loss) on investments	11,723	8,358	(212,682)	(342,926)	106,070	102,080	3,694,551	3,513,855
Change in unrealized gain (loss) on investments	(58,986)	49,547	(1,357,832)	832,381	(524,188)	67,484	(20,454,156)	10,267,442
Reinvested capital gains	40,488	11,384	684,960	373,922	185,037	128,522	12,930,050	3,552,942

Net increase (decrease) in contract owners’ equity resulting from operations	(12,044)	64,431	(862,764)	884,361	(243,046)	288,134	(4,645,554)	16,551,366

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	70,667	73,882	43,744	1,257	580,018	665,450
Transfers between subaccounts (including fixed account), net (note 3)	(1,441)	(945)	(84,932)	293,324	(97,023)	(178,889)	(1,226,884)	(1,024,676)
Redemptions (note 3)	(23,152)	(21,020)	(717,875)	(1,053,655)	(508,374)	(302,203)	(8,682,811)	(8,460,479)
Annuity benefits	-	-	-	(104)	(10,932)	(10,944)	(42,364)	(67,882)
Contract maintenance charges (note 2)	-	-	(88)	(101)	(10)	(10)	(1,577)	(4,060)
Contingent deferred sales charges (note 2)	-	-	(282)	(98)	-	(1)	(6,492)	(7,284)
Adjustments to maintain reserves	1	(16)	47	(290)	(20)	(91)	1,310	(364)

Net equity transactions	(24,592)	(21,981)	(732,463)	(687,042)	(572,615)	(490,881)	(9,378,800)	(8,899,295)

Net change in contract owners’ equity	(36,636)	42,450	(1,595,227)	197,319	(815,661)	(202,747)	(14,024,354)	7,652,071
Contract owners’ equity beginning of period	286,411	243,961	7,538,254	7,340,935	2,361,363	2,564,110	74,338,558	66,686,487

Contract owners’ equity end of period	$249,775	286,411	5,943,027	7,538,254	1,545,702	2,361,363	60,314,204	74,338,558

CHANGES IN UNITS:
Beginning units	15,981	17,367	363,889	401,532	125,935	156,242	3,748,438	4,245,635
Units purchased	-	-	29,962	77,798	3,158	281	93,062	91,609
Units redeemed	(1,289)	(1,386)	(65,554)	(115,441)	(37,194)	(30,588)	(542,922)	(588,806)

Ending units	14,692	15,981	328,297	363,889	91,899	125,935	3,298,578	3,748,438

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV2		SCGF		SCGF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(71,800)	(69,031)	(69,443)	(35,022)	(266,056)	(247,996)	(5,126)	(4,879)
Realized gain (loss) on investments	66,727	59,235	154,134	2,360,258	(635,481)	(911,821)	(9,107)	(250)
Change in unrealized gain (loss) on investments	(1,412,793)	955,421	(17,466,053)	1,821,753	(3,340,027)	5,593,836	(45,716)	56,895
Reinvested capital gains	1,020,567	277,125	9,641,926	3,178,031	2,581,788	169,962	30,083	2,226

Net increase (decrease) in contract owners’ equity resulting from operations	(397,299)	1,222,750	(7,739,436)	7,325,020	(1,659,776)	4,603,981	(29,866)	53,992

Equity transactions:
Purchase payments received from contract owners (note 3)	15,285	3,480	545,992	635,255	280,617	221,844	15,476	-
Transfers between subaccounts (including fixed account), net (note 3)	(132,730)	(114,620)	(1,024,225)	(878,250)	(602,587)	(128,674)	54,118	(1,334)
Redemptions (note 3)	(316,175)	(579,906)	(6,898,036)	(8,032,712)	(2,501,487)	(2,312,778)	(63,936)	(21,209)
Annuity benefits	-	-	(19,593)	(21,199)	(9,122)	(7,373)	(53)	(47)
Contract maintenance charges (note 2)	-	-	(698)	(859)	(452)	(379)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,586)	(2,619)	(1,438)	(1,964)	-	-
Adjustments to maintain reserves	(19)	(75)	341	(978)	(101)	(652)	52	(28)

Net equity transactions	(433,639)	(691,121)	(7,397,805)	(8,301,362)	(2,834,570)	(2,229,976)	5,657	(22,618)

Net change in contract owners’ equity	(830,938)	531,629	(15,137,241)	(976,342)	(4,494,346)	2,374,005	(24,209)	31,374
Contract owners’ equity beginning of period	5,493,985	4,962,356	61,293,818	62,270,160	23,078,557	20,704,552	281,298	249,924

Contract owners’ equity end of period	$4,663,047	5,493,985	46,156,577	61,293,818	18,584,211	23,078,557	257,089	281,298

CHANGES IN UNITS:
Beginning units	292,115	332,054	2,758,463	3,154,163	764,132	846,229	14,682	15,975
Units purchased	6,744	4,834	86,172	82,163	49,770	50,301	5,133	3
Units redeemed	(28,575)	(44,773)	(425,123)	(477,863)	(138,049)	(132,398)	(4,488)	(1,296)

Ending units	270,284	292,115	2,419,512	2,758,463	675,853	764,132	15,327	14,682

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCVF		SCVF2		SCF		SCF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(370,965)	(544,719)	(10,011)	(13,087)	(908,099)	(946,437)	(19,018)	(19,628)
Realized gain (loss) on investments	3,964,018	4,650,740	18,695	80,736	3,845,880	4,048,173	34,456	67,271
Change in unrealized gain (loss) on investments	(30,772,349)	(1,673,900)	(227,465)	(55,501)	(32,540,785)	1,079,179	(397,772)	(11,090)
Reinvested capital gains	13,379,636	4,136,307	108,284	40,343	19,499,449	5,850,117	250,344	74,064

Net increase (decrease) in contract owners’ equity resulting from operations	(13,799,660)	6,568,428	(110,497)	52,491	(10,103,555)	10,031,032	(131,990)	110,617

Equity transactions:
Purchase payments received from contract owners (note 3)	602,143	696,387	509	57,165	624,464	619,604	611	891
Transfers between subaccounts (including fixed account), net (note 3)	(2,758,153)	(3,636,108)	(97,166)	(155,489)	(2,393,519)	(1,732,839)	(65,037)	(39,386)
Redemptions (note 3)	(8,109,663)	(10,192,421)	(91,862)	(49,150)	(9,236,240)	(10,412,170)	(73,363)	(83,284)
Annuity benefits	(57,968)	(59,446)	(135)	(136)	(43,504)	(42,694)	-	-
Contract maintenance charges (note 2)	(1,362)	(1,663)	-	-	(1,502)	(1,682)	-	-
Contingent deferred sales charges (note 2)	(8,336)	(5,334)	-	-	(4,517)	(6,483)	-	-
Adjustments to maintain reserves	(217)	(211)	48	(37)	87	(1,016)	50	(151)

Net equity transactions	(10,333,556)	(13,198,796)	(188,606)	(147,647)	(11,054,731)	(11,577,280)	(137,739)	(121,930)

Net change in contract owners’ equity	(24,133,216)	(6,630,368)	(299,103)	(95,156)	(21,158,286)	(1,546,248)	(269,729)	(11,313)
Contract owners’ equity beginning of period	87,524,652	94,155,020	775,731	870,887	87,420,621	88,966,869	1,059,078	1,070,391

Contract owners’ equity end of period	$63,391,436	87,524,652	476,628	775,731	66,262,335	87,420,621	789,349	1,059,078

CHANGES IN UNITS:
Beginning units	1,488,525	1,729,499	30,246	36,060	1,736,039	1,985,041	39,132	44,028
Units purchased	28,093	37,927	717	2,926	42,853	44,551	759	1,643
Units redeemed	(206,992)	(278,901)	(8,051)	(8,740)	(258,330)	(293,553)	(5,729)	(6,539)

Ending units	1,309,626	1,488,525	22,912	30,246	1,520,562	1,736,039	34,162	39,132

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$520,571	1,337,518	47,132	29,590	(1,374,615)	(2,293,033)	(82,796)	(96,995)
Realized gain (loss) on investments	301,133	470,118	(33,008)	(21,307)	14,527,686	8,087,462	354,722	166,429
Change in unrealized gain (loss) on investments	(2,050,938)	103,533	(33,889)	29,972	(52,705,116)	69,277,512	(925,156)	1,175,421
Reinvested capital gains	-	-	-	-	35,148,265	8,711,561	560,811	152,715

Net increase (decrease) in contract owners’ equity resulting from operations	(1,229,234)	1,911,169	(19,765)	38,255	(4,403,780)	83,783,502	(92,419)	1,397,570

Equity transactions:
Purchase payments received from contract owners (note 3)	205,447	414,172	19,912	16,201	3,075,823	4,634,121	2,097	3,017
Transfers between subaccounts (including fixed account), net (note 3)	(436,481)	530,962	644,373	357,268	(11,933,001)	(11,372,010)	(138,878)	(55,463)
Redemptions (note 3)	(4,299,451)	(3,875,071)	(1,494,113)	(1,257,221)	(41,046,900)	(40,025,778)	(994,291)	(885,836)
Annuity benefits	(30,179)	(33,949)	(31,441)	(34,016)	(377,974)	(368,232)	(12,680)	(11,007)
Contract maintenance charges (note 2)	(225)	(247)	(38)	(46)	(8,847)	(14,160)	-	-
Contingent deferred sales charges (note 2)	(1,772)	(1,687)	(650)	(507)	(16,503)	(26,583)	-	-
Adjustments to maintain reserves	(260)	5,000	12	(171)	(315)	8,676	49	294

Net equity transactions	(4,562,921)	(2,960,820)	(861,945)	(918,492)	(50,307,717)	(47,163,966)	(1,143,703)	(948,995)

Net change in contract owners’ equity	(5,792,155)	(1,049,651)	(881,710)	(880,237)	(54,711,497)	36,619,536	(1,236,122)	448,575
Contract owners’ equity beginning of period	37,297,759	38,347,410	6,251,164	7,131,401	380,600,330	343,980,794	6,467,325	6,018,750

Contract owners’ equity end of period	$31,505,604	37,297,759	5,369,454	6,251,164	325,888,833	380,600,330	5,231,203	6,467,325

CHANGES IN UNITS:
Beginning units	1,786,833	1,929,344	562,719	644,345	12,144,433	13,826,695	225,038	261,321
Units purchased	112,018	116,559	124,669	123,256	163,262	259,354	4,597	1,189
Units redeemed	(333,467)	(259,070)	(200,885)	(204,882)	(1,663,040)	(1,941,616)	(41,221)	(37,472)

Ending units	1,565,384	1,786,833	486,503	562,719	10,644,655	12,144,433	188,414	225,038

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVTIV3		EIF		NVRE1		NVLM2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$16,933	24,667	127,843	433,484	386,047	643,947	3,687	746
Realized gain (loss) on investments	(42,939)	(39,477)	1,549,387	2,007,135	(4,621,526)	(5,659,939)	5,985	12,211
Change in unrealized gain (loss) on investments	(416,452)	486,824	(5,369,798)	1,105,848	1,328,459	7,468,733	(93,357)	5,228
Reinvested capital gains	26,134	-	2,059,954	-	-	1,027,768	22,795	3,720

Net increase (decrease) in contract owners’ equity resulting from operations	(416,324)	472,014	(1,632,614)	3,546,467	(2,907,020)	3,480,509	(60,890)	21,905

Equity transactions:
Purchase payments received from contract owners (note 3)	55,615	42,323	579,076	149,231	490,643	392,351	-	3
Transfers between subaccounts (including fixed account), net (note 3)	(236,582)	829,960	(636,415)	(1,661,154)	(1,995,409)	(3,100,266)	431,975	283,870
Redemptions (note 3)	(265,983)	(394,327)	(2,945,759)	(2,336,288)	(7,255,633)	(9,509,921)	(11,623)	(110,320)
Annuity benefits	(2,557)	(2,518)	(25,916)	(25,490)	(45,587)	(48,557)	-	-
Contract maintenance charges (note 2)	(221)	(255)	(554)	(692)	(1,242)	(1,454)	-	-
Contingent deferred sales charges (note 2)	(331)	(214)	(1,250)	(893)	(5,343)	(4,443)	-	-
Adjustments to maintain reserves	(31)	(95)	(253)	117	121	3,271	9	(22)

Net equity transactions	(450,090)	474,874	(3,031,071)	(3,875,169)	(8,812,450)	(12,269,019)	420,361	173,531

Net change in contract owners’ equity	(866,414)	946,888	(4,663,685)	(328,702)	(11,719,470)	(8,788,510)	359,471	195,436
Contract owners’ equity beginning of period	2,829,823	1,882,935	22,999,190	23,327,892	63,276,748	72,065,258	245,644	50,208

Contract owners’ equity end of period	$1,963,409	2,829,823	18,335,505	22,999,190	51,557,278	63,276,748	605,115	245,644

CHANGES IN UNITS:
Beginning units	160,476	129,313	897,950	1,064,864	4,096,107	4,912,596	21,689	4,962
Units purchased	8,679	72,440	36,311	35,648	118,471	121,989	45,052	28,917
Units redeemed	(35,942)	(41,277)	(153,977)	(202,562)	(703,579)	(938,478)	(8,250)	(12,190)

Ending units	133,213	160,476	780,284	897,950	3,510,999	4,096,107	58,491	21,689

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,743	18,806	2,449	(4,155)	2,499	1,689	3,491	3,138
Realized gain (loss) on investments	25,449	41,606	3,414	28,483	4,523	498	5,679	3,234
Change in unrealized gain (loss) on investments	(328,692)	57,164	(46,620)	78,163	(40,861)	22,127	(77,940)	56,368
Reinvested capital gains	68,732	16,313	15,084	11,799	10,846	8,509	31,287	4,676

Net increase (decrease) in contract owners’ equity resulting from operations	(224,768)	133,889	(25,673)	114,290	(22,993)	32,823	(37,483)	67,416

Equity transactions:
Purchase payments received from contract owners (note 3)	2,057	11,770	3,242	11,668	5,754	-	29,262	46,588
Transfers between subaccounts (including fixed account), net (note 3)	225,515	1,694,568	20,330	(846,000)	(21,280)	34,483	(1,594)	(2,178)
Redemptions (note 3)	(178,460)	(293,347)	(4,146)	(70,485)	(5,699)	-	(17,798)	(10,173)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6)	(2)	(18)	(30)	(8)	-	(30)	(19)
Contingent deferred sales charges (note 2)	-	-	-	(41)	(366)	-	-	(11)
Adjustments to maintain reserves	(23)	1	18	(46)	(18)	-	26	(33)

Net equity transactions	49,083	1,412,990	19,426	(904,934)	(21,617)	34,483	9,866	34,174

Net change in contract owners’ equity	(175,685)	1,546,879	(6,247)	(790,644)	(44,610)	67,306	(27,617)	101,590
Contract owners’ equity beginning of period	1,841,112	294,233	287,633	1,078,277	303,818	236,512	520,187	418,597

Contract owners’ equity end of period	$1,665,427	1,841,112	281,386	287,633	259,208	303,818	492,570	520,187

CHANGES IN UNITS:
Beginning units	155,994	29,089	22,843	99,178	24,806	21,914	41,281	38,405
Units purchased	35,619	181,382	4,064	6,526	2,727	3,170	5,260	6,344
Units redeemed	(32,731)	(54,477)	(2,586)	(82,861)	(4,514)	(278)	(4,480)	(3,468)

Ending units	158,882	155,994	24,321	22,843	23,019	24,806	42,061	41,281

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IDPGI2		NVSIX2		GVEX2		NVMGA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$542	101	(3,475)	(8,427)	83,195	109,636	(627)	909
Realized gain (loss) on investments	1,617	2,374	64,698	(72,163)	1,837,339	313,370	2,886	1,425
Change in unrealized gain (loss) on investments	(7,998)	5,255	(913,629)	311,960	(4,003,192)	2,727,275	(27,862)	5,596
Reinvested capital gains	2,967	433	422,371	106,884	777,273	508,985	6,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,872)	8,163	(430,035)	338,254	(1,305,385)	3,659,266	(18,899)	7,930

Equity transactions:
Purchase payments received from contract owners (note 3)	288	697	33,757	132,460	245,034	300,970	5,220	-
Transfers between subaccounts (including fixed account), net (note 3)	14,988	(33,102)	673,346	23,769	1,419,710	3,670,056	7,565	182,623
Redemptions (note 3)	(6,519)	(14)	(464,307)	(284,036)	(2,339,800)	(1,346,031)	(15,863)	(5,407)
Annuity benefits	-	-	-	-	(3,550)	(1,618)	-	-
Contract maintenance charges (note 2)	(3)	(3)	(17)	(2)	(276)	(261)	(5)	(1)
Contingent deferred sales charges (note 2)	-	-	(206)	(379)	(2,140)	(2,309)	-	-
Adjustments to maintain reserves	(10)	(1)	23	(81)	77	(193)	18	(19)

Net equity transactions	8,744	(32,423)	242,596	(128,269)	(680,945)	2,620,614	(3,065)	177,196

Net change in contract owners’ equity	5,872	(24,260)	(187,439)	209,985	(1,986,330)	6,279,880	(21,964)	185,126
Contract owners’ equity beginning of period	49,107	73,367	2,959,219	2,749,234	22,813,431	16,533,551	185,126	-

Contract owners’ equity end of period	$54,979	49,107	2,771,780	2,959,219	20,827,101	22,813,431	163,162	185,126

CHANGES IN UNITS:
Beginning units	4,014	6,775	179,685	188,498	1,318,837	1,146,012	15,649	-
Units purchased	2,210	719	71,433	60,857	490,888	366,640	8,822	17,963
Units redeemed	(1,425)	(3,480)	(58,877)	(69,670)	(530,816)	(193,815)	(9,228)	(2,314)

Ending units	4,799	4,014	192,241	179,685	1,278,909	1,318,837	15,243	15,649

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTB		AMGP		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$40,463	35,078	(3,088)	(3,127)	(4,866)	(4,344)	(17,993)	(15,036)
Realized gain (loss) on investments	(63,707)	(21,655)	3,935	1,645	665	(1,771)	32,213	2,963
Change in unrealized gain (loss) on investments	(4,887)	(47,982)	(42,316)	20,864	(35,935)	54,399	(222,258)	219,941
Reinvested capital gains	-	-	22,003	27,153	20,293	5,060	104,352	24,205

Net increase (decrease) in contract owners’ equity resulting from operations	(28,131)	(34,559)	(19,466)	46,535	(19,843)	53,344	(103,686)	232,073

Equity transactions:
Purchase payments received from contract owners (note 3)	72,316	109,633	25	1,005	-	-	3,316	12,501
Transfers between subaccounts (including fixed account), net (note 3)	(175,992)	4,050	(2,056)	(588)	(8,319)	(2,065)	(58,912)	(27,209)
Redemptions (note 3)	(1,729,701)	(1,391,829)	(18,593)	(8,347)	(10,003)	(7,789)	(50,602)	(64,200)
Annuity benefits	(14,874)	(16,197)	-	-	(1,175)	(536)	(788)	(1,112)
Contract maintenance charges (note 2)	(175)	(194)	(4)	(4)	(30)	(35)	(11)	(12)
Contingent deferred sales charges (note 2)	(470)	(128)	-	-	-	-	-	(47)
Adjustments to maintain reserves	(30)	(294)	(74)	2	(14)	2,147	(18)	(172)

Net equity transactions	(1,848,926)	(1,294,959)	(20,702)	(7,932)	(19,541)	(8,278)	(107,015)	(80,251)

Net change in contract owners’ equity	(1,877,057)	(1,329,518)	(40,168)	38,603	(39,384)	45,066	(210,701)	151,822
Contract owners’ equity beginning of period	13,103,394	14,432,912	242,221	203,618	280,184	235,118	1,244,723	1,092,901

Contract owners’ equity end of period	$11,226,337	13,103,394	202,053	242,221	240,800	280,184	1,034,022	1,244,723

CHANGES IN UNITS:
Beginning units	1,196,549	1,313,650	10,287	10,643	8,966	9,311	102,154	108,803
Units purchased	87,622	89,589	-	52	1	3	17,155	12,808
Units redeemed	(259,775)	(206,690)	(650)	(408)	(424)	(348)	(27,107)	(19,457)

Ending units	1,024,396	1,196,549	9,637	10,287	8,543	8,966	92,202	102,154

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMSRS		OVIGS		OVGR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(281)	(591)	(47,566)	(45,263)	(7,037)	2,021	(28,681)	(30,939)
Realized gain (loss) on investments	453	507	622,788	347,744	80,971	38,629	81,316	116,815
Change in unrealized gain (loss) on investments	(8,098)	4,640	(1,443,453)	677,910	(497,499)	274,826	(535,548)	395,300
Reinvested capital gains	6,343	1,553	407,667	302,862	36,998	-	272,223	326,296

Net increase (decrease) in contract owners’ equity resulting from operations	(1,583)	6,109	(460,564)	1,283,253	(386,567)	315,476	(210,690)	807,472

Equity transactions:
Purchase payments received from contract owners (note 3)	12	3	105,863	6,410	12,931	1,445	50,584	51,032
Transfers between subaccounts (including fixed account), net (note 3)	30	(25)	(186,006)	46,820	(2,845)	303,434	(173,529)	(224,995)
Redemptions (note 3)	(214)	(453)	(1,168,085)	(727,438)	(101,580)	(43,243)	(234,575)	(376,771)
Annuity benefits	-	-	(3,751)	(3,513)	-	-	-	3,061
Contract maintenance charges (note 2)	(12)	(13)	(131)	(142)	(5)	(9)	-	4
Contingent deferred sales charges (note 2)	-	-	(4,123)	(30)	-	-	(1,532)	(2,255)
Adjustments to maintain reserves	(80)	(9)	87	(293)	(2)	(72)	(96)	(1,868)

Net equity transactions	(264)	(497)	(1,256,146)	(678,186)	(91,501)	261,555	(359,148)	(551,792)

Net change in contract owners’ equity	(1,847)	5,612	(1,716,710)	605,067	(478,068)	577,031	(569,838)	255,680
Contract owners’ equity beginning of period	59,042	53,430	8,386,600	7,781,533	1,738,983	1,161,952	3,673,931	3,418,251

Contract owners’ equity end of period	$57,195	59,042	6,669,890	8,386,600	1,260,915	1,738,983	3,104,093	3,673,931

CHANGES IN UNITS:
Beginning units	2,597	2,617	313,553	340,690	156,310	130,673	112,906	131,688
Units purchased	6	-	7,970	8,588	51,416	62,468	2,673	1,864
Units redeemed	(12)	(20)	(53,845)	(35,725)	(65,391)	(36,831)	(13,086)	(20,646)

Ending units	2,591	2,597	267,678	313,553	142,335	156,310	102,493	112,906

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGS		OVGSS		OVGI		OVGIS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(173,452)	(231,971)	(9,742)	(9,978)	39,484	129,838	(13,701)	(13,317)
Realized gain (loss) on investments	1,516,503	252,122	111,305	26,598	4,759,079	3,808,715	230,215	146,826
Change in unrealized gain (loss) on investments	(22,335,630)	30,336,342	(285,261)	234,994	(19,068,244)	7,583,710	(497,874)	89,662
Reinvested capital gains	7,208,371	-	63,298	-	7,383,055	1,505,565	151,685	31,295

Net increase (decrease) in contract owners’ equity resulting from operations	(13,784,208)	30,356,493	(120,400)	251,614	(6,886,626)	13,027,828	(129,675)	254,466

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,795	1,270,975	-	-	817,650	946,953	7,260	1,248
Transfers between subaccounts (including fixed account), net (note 3)	(1,985,443)	(2,051,969)	(2,799)	(12,336)	(2,434,568)	(1,855,554)	(152,463)	5,345
Redemptions (note 3)	(10,464,660)	(12,857,337)	(165,216)	(60,857)	(10,158,514)	(9,716,880)	(229,977)	(331,943)
Annuity benefits	(55,424)	(60,281)	(4,618)	(4,155)	(40,904)	(35,798)	-	-
Contract maintenance charges (note 2)	(1,545)	(2,176)	-	-	(1,271)	(1,403)	-	-
Contingent deferred sales charges (note 2)	(3,991)	(10,214)	-	-	(7,078)	(6,220)	-	-
Adjustments to maintain reserves	432	(1,040)	(17)	(16)	(32)	(552)	26	(52)

Net equity transactions	(11,121,836)	(13,712,042)	(172,650)	(77,364)	(11,824,717)	(10,669,454)	(375,154)	(325,402)

Net change in contract owners’ equity	(24,906,044)	16,644,451	(293,050)	174,250	(18,711,343)	2,358,374	(504,829)	(70,936)
Contract owners’ equity beginning of period	108,725,295	92,080,844	948,679	774,429	89,936,633	87,578,259	1,815,419	1,886,355

Contract owners’ equity end of period	$83,819,251	108,725,295	655,629	948,679	71,225,290	89,936,633	1,310,590	1,815,419

CHANGES IN UNITS:
Beginning units	4,124,005	4,719,143	34,278	37,316	3,217,862	3,627,509	82,046	97,674
Units purchased	150,683	174,585	-	-	60,798	86,364	3,694	8,621
Units redeemed	(568,794)	(769,723)	(6,277)	(3,038)	(484,233)	(496,011)	(19,922)	(24,249)

Ending units	3,705,894	4,124,005	28,001	34,278	2,794,427	3,217,862	65,818	82,046

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSC		OVSCS		OVAG		OVSB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(71,993)	(25,079)	(1,890)	(994)	(608,349)	(562,463)	148,888	46,177
Realized gain (loss) on investments	(12,342)	(195,720)	16,160	7,335	3,193,139	3,508,151	(107,606)	(39,079)
Change in unrealized gain (loss) on investments	(1,905,666)	866,210	(48,343)	4,102	(13,411,397)	4,368,145	(263,541)	196,906
Reinvested capital gains	1,095,474	478,300	20,404	8,776	7,586,567	5,293,337	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(894,527)	1,123,711	(13,669)	19,219	(3,240,040)	12,607,170	(222,259)	204,004

Equity transactions:
Purchase payments received from contract owners (note 3)	122,392	241,396	111	-	523,006	476,097	68,580	61,675
Transfers between subaccounts (including fixed account), net (note 3)	(668,822)	(411,204)	(11,118)	-	(1,378,746)	(442,295)	(134,622)	249,660
Redemptions (note 3)	(917,668)	(1,074,817)	(16,629)	(3,092)	(5,203,273)	(5,492,963)	(457,265)	(249,266)
Annuity benefits	(2,201)	(2,057)	(11,561)	(11,538)	(3,674)	(3,349)	-	-
Contract maintenance charges (note 2)	(112)	(133)	-	(9)	(1,901)	(2,069)	(20)	(21)
Contingent deferred sales charges (note 2)	(974)	(685)	-	-	(5,998)	(6,642)	(125)	(97)
Adjustments to maintain reserves	(60)	(173)	(3)	2	481	(1,768)	17	(124)

Net equity transactions	(1,467,445)	(1,247,673)	(39,200)	(14,637)	(6,070,105)	(5,472,989)	(523,435)	61,827

Net change in contract owners’ equity	(2,361,972)	(123,962)	(52,869)	4,582	(9,310,145)	7,134,181	(745,694)	265,831
Contract owners’ equity beginning of period	9,321,748	9,445,710	164,747	160,165	55,238,194	48,104,013	4,296,398	4,030,567

Contract owners’ equity end of period	$6,959,776	9,321,748	111,878	164,747	45,928,049	55,238,194	3,550,704	4,296,398

CHANGES IN UNITS:
Beginning units	437,678	500,247	-	-	1,894,158	2,100,619	394,011	388,269
Units purchased	44,530	48,177	-	-	66,287	70,452	48,502	67,346
Units redeemed	(113,764)	(110,746)	-	-	(265,334)	(276,913)	(97,936)	(61,604)

Ending units	368,444	437,678	-	-	1,695,111	1,894,158	344,577	394,011

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSBS		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$30,086	4,122	80,892	161,783	71,468	5,193	133,042	24,221
Realized gain (loss) on investments	(39,779)	(35,774)	(36,834)	(35,687)	31,609	40,457	(195,295)	(192,421)
Change in unrealized gain (loss) on investments	(67,272)	99,836	(325,191)	434,315	(269,002)	125,404	(131,169)	192,535
Reinvested capital gains	-	-	-	-	25,691	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,965)	68,184	(281,133)	560,411	(140,234)	171,054	(193,422)	24,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,111	-	44,176	11,676	15,075	5,081	130,129	127,739
Transfers between subaccounts (including fixed account), net (note 3)	(204,371)	180	(224,370)	(305,449)	21,203	44,275	658,292	(2,033,166)
Redemptions (note 3)	(224,797)	(333,916)	(571,123)	(450,048)	(250,436)	(263,710)	(2,608,429)	(2,791,521)
Annuity benefits	(1,410)	(1,602)	-	-	(527)	(1,042)	(22,266)	(24,349)
Contract maintenance charges (note 2)	-	-	(33)	(41)	(19)	(16)	(140)	(197)
Contingent deferred sales charges (note 2)	-	-	(163)	(229)	(20)	(274)	(1,379)	(1,715)
Adjustments to maintain reserves	47	(60)	(29)	(121)	(146)	173	(1,178)	1,366

Net equity transactions	(409,420)	(335,398)	(751,542)	(744,212)	(214,870)	(215,513)	(1,844,971)	(4,721,843)

Net change in contract owners’ equity	(486,385)	(267,214)	(1,032,675)	(183,801)	(355,104)	(44,459)	(2,038,393)	(4,697,508)
Contract owners’ equity beginning of period	1,461,921	1,729,135	4,753,461	4,937,262	2,128,962	2,173,421	22,317,960	27,015,468

Contract owners’ equity end of period	$975,536	1,461,921	3,720,786	4,753,461	1,773,858	2,128,962	20,279,567	22,317,960

CHANGES IN UNITS:
Beginning units	81,296	99,842	403,423	469,743	169,276	187,924	1,909,338	2,312,527
Units purchased	3,449	397	14,504	17,684	120,406	60,182	194,536	99,035
Units redeemed	(26,575)	(18,943)	(80,197)	(84,004)	(141,815)	(78,830)	(352,869)	(502,224)

Ending units	58,170	81,296	337,730	403,423	147,867	169,276	1,751,005	1,909,338

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVRRA		PMVTRA		PMVTRD		PMVEBD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$7,895	9,918	17,855	11,248	162,116	107,976	46,071	48,116
Realized gain (loss) on investments	(12,593)	(65,302)	(16,691)	(20,572)	(124,371)	(80,285)	(52,552)	(4,363)
Change in unrealized gain (loss) on investments	(14,982)	74,614	(37,597)	55,164	(401,745)	442,249	(110,882)	48,755
Reinvested capital gains	-	-	13,954	-	136,990	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,680)	19,230	(22,479)	45,840	(227,010)	469,940	(117,363)	92,508

Equity transactions:
Purchase payments received from contract owners (note 3)	24,596	20,993	26,808	22,634	166,663	110,475	24,900	93,167
Transfers between subaccounts (including fixed account), net (note 3)	(53,269)	(59,025)	73,299	50,590	(237,573)	1,755,448	(766,562)	1,080,490
Redemptions (note 3)	(69,104)	(156,799)	(170,617)	(184,292)	(1,358,980)	(1,972,700)	(126,584)	(106,436)
Annuity benefits	-	-	-	-	(3,713)	(3,873)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(72)	(88)	(3)	(5)
Contingent deferred sales charges (note 2)	(75)	(498)	(129)	(852)	(1,133)	(1,960)	(105)	(34)
Adjustments to maintain reserves	(14)	(46)	162	291	(349)	575	184	(118)

Net equity transactions	(97,866)	(195,375)	(70,477)	(111,629)	(1,435,157)	(112,123)	(868,170)	1,067,064

Net change in contract owners’ equity	(117,546)	(176,145)	(92,956)	(65,789)	(1,662,167)	357,817	(985,533)	1,159,572
Contract owners’ equity beginning of period	662,497	838,642	1,255,375	1,321,164	12,838,514	12,480,697	2,124,714	965,142

Contract owners’ equity end of period	$544,951	662,497	1,162,419	1,255,375	11,176,347	12,838,514	1,139,181	2,124,714

CHANGES IN UNITS:
Beginning units	46,458	60,331	77,663	84,787	1,132,211	1,141,268	186,374	91,775
Units purchased	5,396	14,351	9,240	13,473	93,570	243,466	38,734	145,540
Units redeemed	(12,360)	(28,224)	(13,828)	(20,597)	(223,155)	(252,523)	(118,836)	(50,941)

Ending units	39,494	46,458	73,075	77,663	1,002,626	1,132,211	106,272	186,374

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVSTA		GVGMNS		GVMSAS		PVEIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$21,789	5,559	(753)	(1,332)	415	-	98	-
Realized gain (loss) on investments	3,164	2,036	2,696	1,898	(14)	-	-	-
Change in unrealized gain (loss) on investments	(34,050)	4,571	(11,020)	14,593	(1,074)	-	(1,927)	1,646
Reinvested capital gains	4,394	-	2,066	4,800	-	-	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,703)	12,166	(7,011)	19,959	(673)	-	(1,198)	1,646

Equity transactions:
Purchase payments received from contract owners (note 3)	17,068	5,288	286	8,581	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	3,327,427	292,699	(16,062)	61,117	19,168	-	-	-
Redemptions (note 3)	(401,260)	(44,847)	(39,497)	(39,851)	(414)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3)	(4)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(940)	-	-	-	-	-
Adjustments to maintain reserves	(217)	(2)	(23)	(14)	(5)	-	1,198	(1,646)

Net equity transactions	2,943,018	253,138	(56,239)	29,829	18,749	-	1,198	(1,646)

Net change in contract owners’ equity	2,938,315	265,304	(63,250)	49,788	18,076	-	-	-
Contract owners’ equity beginning of period	914,450	649,146	193,372	143,584	-	-	-	-

Contract owners’ equity end of period	$3,852,765	914,450	130,122	193,372	18,076	-	-	-

CHANGES IN UNITS:
Beginning units	89,088	64,050	15,200	12,607	-	-	-	-
Units purchased	355,330	75,710	424	5,926	1,964	-	-	-
Units redeemed	(69,435)	(50,672)	(4,825)	(3,333)	(43)	-	-	-

Ending units	374,983	89,088	10,799	15,200	1,921	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVTIGB		ROCMC		RVARS		SBLD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$347	237	(4,323)	(1,925)	(7,577)	(10,093)	3,740	4,307
Realized gain (loss) on investments	(1,874)	6,296	(4,771)	(5,642)	3,948	705	10,729	29,502
Change in unrealized gain (loss) on investments	(5,992)	2,282	(43,778)	(18,072)	(40,700)	29,543	(32,327)	1,277
Reinvested capital gains	-	-	16,795	41,958	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,519)	8,815	(36,077)	16,319	(44,329)	20,155	(17,858)	35,086

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	20,314	14,557	3,021	39,833	3,578	5,815
Transfers between subaccounts (including fixed account), net (note 3)	(31,621)	60,698	(18,603)	(5,738)	68,430	(342,193)	(35,613)	(14,531)
Redemptions (note 3)	(1,393)	(37,435)	(54,239)	(45,905)	(194,065)	(101,801)	(8,369)	(23,570)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	(1)	-	-
Contingent deferred sales charges (note 2)	-	-	(437)	(193)	(5)	(36)	(142)	(172)
Adjustments to maintain reserves	2	(13)	54	(46)	22	(47)	10	33

Net equity transactions	(33,012)	23,250	(52,911)	(37,325)	(122,598)	(404,245)	(40,536)	(32,425)

Net change in contract owners’ equity	(40,531)	32,065	(88,988)	(21,006)	(166,927)	(384,090)	(58,394)	2,661
Contract owners’ equity beginning of period	56,442	24,377	411,236	432,242	853,978	1,238,068	254,251	251,590

Contract owners’ equity end of period	$15,911	56,442	322,248	411,236	687,051	853,978	195,857	254,251

CHANGES IN UNITS:
Beginning units	4,570	2,473	28,743	31,418	81,754	121,608	17,170	19,344
Units purchased	1,903	9,291	2,313	2,215	23,280	9,907	355	3,780
Units redeemed	(4,863)	(7,194)	(6,000)	(4,890)	(35,052)	(49,761)	(2,949)	(5,954)

Ending units	1,610	4,570	25,056	28,743	69,982	81,754	14,576	17,170

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBLJ		SBLN		SBLO		SBLP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$250	(224)	3,319	2,624	93	(61)	28,127	12,832
Realized gain (loss) on investments	8,448	7,430	13,443	7,247	19,777	9,766	(2,714)	(76)
Change in unrealized gain (loss) on investments	(34,492)	24,070	(131,581)	50,357	(101,583)	4,623	(51,141)	2,117
Reinvested capital gains	15,161	-	56,796	13,080	29,954	16,023	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,633)	31,276	(58,023)	73,308	(51,759)	30,351	(25,728)	14,873

Equity transactions:
Purchase payments received from contract owners (note 3)	3,045	4,319	15,809	16,211	2,407	348	52,899	7,457
Transfers between subaccounts (including fixed account), net (note 3)	(8,641)	(9,628)	211,577	14,678	177,110	2,401	99,055	100,028
Redemptions (note 3)	(2,859)	(20,696)	(35,087)	(40,679)	(47,095)	(25,285)	(18,537)	(15,393)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(15)	(15)	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	(193)	(42)	(109)	(52)	(36)	(26)	(21)
Adjustments to maintain reserves	30	(35)	(84)	53	52	(58)	30	(2)

Net equity transactions	(8,446)	(26,233)	192,158	(9,861)	132,422	(22,630)	133,421	92,069

Net change in contract owners’ equity	(19,079)	5,043	134,135	63,447	80,663	7,721	107,693	106,942
Contract owners’ equity beginning of period	145,839	140,796	626,137	562,690	247,547	239,826	375,131	268,189

Contract owners’ equity end of period	$126,760	145,839	760,272	626,137	328,210	247,547	482,824	375,131

CHANGES IN UNITS:
Beginning units	7,523	8,956	34,795	35,383	11,751	12,930	18,538	13,924
Units purchased	1,478	1,715	15,126	1,818	8,471	146	8,145	5,494
Units redeemed	(1,887)	(3,148)	(4,625)	(2,406)	(2,609)	(1,325)	(1,552)	(880)

Ending units	7,114	7,523	45,296	34,795	17,613	11,751	25,131	18,538

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBLQ		SBLV		SBLX		SBLY
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,442)	(4,402)	(9,217)	(7,515)	(53)	(307)	366	(92)
Realized gain (loss) on investments	(2,787)	15,769	55,404	132,333	796	2,706	7,107	10,775
Change in unrealized gain (loss) on investments	(121,728)	(16,750)	(511,802)	40,075	(28,945)	12,558	(24,936)	17,171
Reinvested capital gains	55,911	20,742	233,124	31,476	15,250	-	13,452	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,046)	15,359	(232,491)	196,369	(12,952)	14,957	(4,011)	27,854

Equity transactions:
Purchase payments received from contract owners (note 3)	12,782	20,264	93,215	43,592	759	741	2,995	3,841
Transfers between subaccounts (including fixed account), net (note 3)	8,204	14,912	10,730	(342,617)	24,001	(26,731)	(11,096)	(3,978)
Redemptions (note 3)	(73,221)	(75,225)	(128,505)	(149,791)	(1,488)	(16,904)	(4,195)	(9,708)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(122)	(225)	(624)	(1,038)	(10)	(28)	(7)	(42)
Adjustments to maintain reserves	84	48	(72)	(57)	7	(72)	5	(15)

Net equity transactions	(52,273)	(40,226)	(25,256)	(449,911)	23,269	(42,994)	(12,298)	(9,902)

Net change in contract owners’ equity	(125,319)	(24,867)	(257,747)	(253,542)	10,317	(28,037)	(16,309)	17,952
Contract owners’ equity beginning of period	587,183	612,050	1,693,125	1,946,667	78,620	106,657	99,100	81,148

Contract owners’ equity end of period	$461,864	587,183	1,435,378	1,693,125	88,937	78,620	82,791	99,100

CHANGES IN UNITS:
Beginning units	25,423	27,178	73,814	95,468	3,810	6,248	4,825	5,084
Units purchased	1,946	2,106	7,591	3,690	1,234	371	730	2,504
Units redeemed	(4,215)	(3,861)	(8,670)	(25,344)	(186)	(2,809)	(1,320)	(2,763)

Ending units	23,154	25,423	72,735	73,814	4,858	3,810	4,235	4,825

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWEM		VWHA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(424,439)	(424,210)	(50,743)	(62,131)	(128,790)	(117,586)	(83,557)	(99,244)
Realized gain (loss) on investments	1,785,941	1,345,399	75,164	275,684	369,480	388,432	(391,347)	(769,905)
Change in unrealized gain (loss) on investments	(3,118,993)	6,035,577	(1,490,328)	(501,146)	(4,552,985)	6,308,252	(1,824,236)	409,097
Reinvested capital gains	1,991,947	1,656,755	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	234,456	8,613,521	(1,465,907)	(287,593)	(4,312,295)	6,579,098	(2,299,140)	(460,052)

Equity transactions:
Purchase payments received from contract owners (note 3)	369,208	956,362	94,714	219,034	180,931	73,058	5,490	10,697
Transfers between subaccounts (including fixed account), net (note 3)	(196,397)	(794,395)	(164,765)	(2,385,391)	(1,896,340)	2,090,521	(183,914)	(624,874)
Redemptions (note 3)	(7,504,887)	(4,978,888)	(426,031)	(698,585)	(1,978,923)	(1,700,685)	(827,104)	(1,223,125)
Annuity benefits	(48,821)	(52,136)	(270)	(283)	(167)	(161)	(4,881)	(5,088)
Contract maintenance charges (note 2)	(549)	(543)	(63)	(73)	(169)	(187)	(112)	(138)
Contingent deferred sales charges (note 2)	(25,365)	(10,568)	(1,989)	(347)	(411)	(458)	(213)	(361)
Adjustments to maintain reserves	1,104	16,508	4	(208)	(11)	(521)	5	829

Net equity transactions	(7,405,707)	(4,863,660)	(498,400)	(2,865,853)	(3,695,090)	461,567	(1,010,729)	(1,842,060)

Net change in contract owners’ equity	(7,171,251)	3,749,861	(1,964,307)	(3,153,446)	(8,007,385)	7,040,665	(3,309,869)	(2,302,112)
Contract owners’ equity beginning of period	39,939,176	36,189,315	5,147,361	8,300,807	20,167,521	13,126,856	8,764,028	11,066,140

Contract owners’ equity end of period	$32,767,925	39,939,176	3,183,054	5,147,361	12,160,136	20,167,521	5,454,159	8,764,028

CHANGES IN UNITS:
Beginning units	1,110,047	1,266,281	678,226	1,062,304	458,315	441,616	317,437	381,139
Units purchased	133,796	235,115	231,061	265,549	40,720	129,785	671	1,117
Units redeemed	(330,338)	(391,349)	(316,556)	(649,627)	(134,577)	(113,086)	(38,578)	(64,819)

Ending units	913,505	1,110,047	592,731	678,226	364,458	458,315	279,530	317,437

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRBP		WRBDP		WRCEP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$442,751	325,084	188,381	213,896	416,824	232,990	(554,945)	(579,934)
Realized gain (loss) on investments	924,658	1,623,814	(1,121,623)	(600,049)	(493,458)	(155,572)	2,100,862	1,716,182
Change in unrealized gain (loss) on investments	(8,107,751)	10,360,704	(1,181,524)	3,332,249	(1,352,922)	962,402	(11,777,440)	11,047,915
Reinvested capital gains	2,721,348	-	628,662	1,228,432	58,605	336,491	6,764,589	3,560,616

Net increase (decrease) in contract owners’ equity resulting from operations	(4,018,994)	12,309,602	(1,486,104)	4,174,528	(1,370,951)	1,376,311	(3,466,934)	15,744,779

Equity transactions:
Purchase payments received from contract owners (note 3)	925,712	915,513	428,608	249,208	816,557	500,809	1,096,222	977,415
Transfers between subaccounts (including fixed account), net (note 3)	(3,317,433)	(5,584,080)	152,406	27,964	(1,320,799)	(42,526)	(3,292,814)	(1,387,428)
Redemptions (note 3)	(10,594,185)	(10,300,177)	(6,471,777)	(5,379,958)	(7,372,497)	(5,712,508)	(13,452,665)	(11,537,206)
Annuity benefits	(12,599)	(13,218)	(2,431)	(2,355)	(3,296)	(3,215)	(8,065)	(5,875)
Contract maintenance charges (note 2)	(202)	(241)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,564)	(3,781)	(1,183)	(4,836)	(1,571)	(915)	(2,298)	(1,056)
Adjustments to maintain reserves	(47)	109	7	297	-	(11)	52	969

Net equity transactions	(13,001,318)	(14,985,875)	(5,894,370)	(5,109,680)	(7,881,606)	(5,258,366)	(15,659,568)	(11,953,181)

Net change in contract owners’ equity	(17,020,312)	(2,676,273)	(7,380,474)	(935,152)	(9,252,557)	(3,882,055)	(19,126,502)	3,791,598
Contract owners’ equity beginning of period	78,050,963	80,727,236	42,405,551	43,340,703	45,761,693	49,643,748	90,675,868	86,884,270

Contract owners’ equity end of period	$61,030,651	78,050,963	35,025,077	42,405,551	36,509,136	45,761,693	71,549,366	90,675,868

CHANGES IN UNITS:
Beginning units	2,573,926	3,110,006	1,850,804	2,082,755	2,656,365	2,966,549	3,994,048	4,574,121
Units purchased	72,183	69,538	74,455	97,633	172,668	176,859	99,693	129,398
Units redeemed	(494,225)	(605,618)	(326,702)	(329,584)	(643,412)	(487,043)	(757,328)	(709,471)

Ending units	2,151,884	2,573,926	1,598,557	1,850,804	2,185,621	2,656,365	3,336,413	3,994,048

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRDIV		WRENG		WRGBP		WRGNR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$63,960	22,734	(33,156)	(15,143)	64,340	60,651	(38,883)	(54,604)
Realized gain (loss) on investments	402,810	698,234	(420,781)	(153,883)	(89,360)	(27,926)	(304,699)	(173,049)
Change in unrealized gain (loss) on investments	(2,817,867)	599,559	(493,871)	(524,299)	(26,775)	78,157	(801,927)	272,362
Reinvested capital gains	907,628	434,672	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,443,469)	1,755,199	(947,808)	(693,325)	(51,795)	110,882	(1,145,509)	44,709

Equity transactions:
Purchase payments received from contract owners (note 3)	15,120	80,064	39,690	41,842	7,111	56,612	40,061	64,889
Transfers between subaccounts (including fixed account), net (note 3)	(533,317)	(232,455)	(234,477)	(451,052)	56,894	597,455	(111,734)	(225,519)
Redemptions (note 3)	(1,485,470)	(1,761,135)	(619,921)	(435,807)	(780,800)	(370,186)	(776,890)	(762,171)
Annuity benefits	-	48	-	-	-	-	(411)	(415)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(575)	(41)	(321)	(2)	-	(30)	(148)	(53)
Adjustments to maintain reserves	32	(1,355)	29	(40)	-	(31)	9	(94)

Net equity transactions	(2,004,210)	(1,914,874)	(815,000)	(845,059)	(716,795)	283,820	(849,113)	(923,363)

Net change in contract owners’ equity	(3,447,679)	(159,675)	(1,762,808)	(1,538,384)	(768,590)	394,702	(1,994,622)	(878,654)
Contract owners’ equity beginning of period	13,020,094	13,179,769	3,530,700	5,069,084	3,868,992	3,474,290	5,478,107	6,356,761

Contract owners’ equity end of period	$9,572,415	13,020,094	1,767,892	3,530,700	3,100,402	3,868,992	3,483,485	5,478,107

CHANGES IN UNITS:
Beginning units	552,231	639,100	320,560	397,706	354,796	328,816	487,297	575,750
Units purchased	21,444	35,568	31,074	67,272	47,503	98,283	30,588	41,394
Units redeemed	(108,672)	(122,437)	(105,246)	(144,418)	(114,639)	(72,303)	(109,568)	(129,847)

Ending units	465,003	552,231	246,388	320,560	287,660	354,796	408,317	487,297

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRGP		WRHIP		WRIP		WRI2P
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,140,519)	(856,957)	2,985,386	2,739,171	(140,701)	(231,356)	50,325	32,305
Realized gain (loss) on investments	5,777,106	1,803,316	(1,205,473)	193,572	1,372,329	1,017,710	150,595	143,695
Change in unrealized gain (loss) on investments	(13,848,471)	14,636,699	(3,322,354)	394,705	(3,809,234)	3,106,996	(2,499,984)	1,846,473
Reinvested capital gains	11,668,389	8,852,931	-	-	1,304,626	578,016	287,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,456,505	24,435,989	(1,542,441)	3,327,448	(1,272,980)	4,471,366	(2,011,856)	2,022,473

Equity transactions:
Purchase payments received from contract owners (note 3)	755,701	875,025	2,531,603	476,289	368,678	219,518	73,487	314,137
Transfers between subaccounts (including fixed account), net (note 3)	(1,916,626)	(1,324,372)	(1,592,508)	16,811	(405,211)	579,945	757,877	310,968
Redemptions (note 3)	(15,465,917)	(11,853,549)	(9,322,142)	(7,071,509)	(3,091,459)	(2,819,366)	(1,383,652)	(1,465,272)
Annuity benefits	(8,071)	(5,393)	(10,303)	(9,940)	(784)	(675)	(1,235)	(1,233)
Contract maintenance charges (note 2)	-	-	(104)	(113)	-	-	-	-
Contingent deferred sales charges (note 2)	(3,671)	(3,790)	(4,061)	(3,497)	(1,576)	(1,033)	(80)	(128)
Adjustments to maintain reserves	(143)	(909)	(27)	702	(6)	(1,099)	(57)	117

Net equity transactions	(16,638,727)	(12,312,988)	(8,397,542)	(6,591,257)	(3,130,358)	(2,022,710)	(553,660)	(841,411)

Net change in contract owners’ equity	(14,182,222)	12,123,001	(9,939,983)	(3,263,809)	(4,403,338)	2,448,656	(2,565,516)	1,181,062
Contract owners’ equity beginning of period	104,044,497	91,921,496	59,242,605	62,506,414	22,244,837	19,796,181	10,926,429	9,745,367

Contract owners’ equity end of period	$89,862,275	104,044,497	49,302,622	59,242,605	17,841,499	22,244,837	8,360,913	10,926,429

CHANGES IN UNITS:
Beginning units	4,379,946	4,952,140	1,999,954	2,227,209	1,235,872	1,353,789	483,605	525,621
Units purchased	116,986	179,802	231,046	194,828	64,838	115,728	70,629	75,539
Units redeemed	(756,322)	(751,996)	(512,455)	(422,083)	(231,961)	(233,645)	(99,436)	(117,555)

Ending units	3,740,610	4,379,946	1,718,545	1,999,954	1,068,749	1,235,872	454,798	483,605

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRLTBP		WRMIC		WRMCG		WRMMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$28,866	22,891	(23,258)	(27,708)	(184,449)	(163,484)	60,885	(61,781)
Realized gain (loss) on investments	(49,326)	3,104	292,825	(115,049)	841,694	561,052	-	-
Change in unrealized gain (loss) on investments	(4,059)	(10,717)	37,597	316,026	(1,525,840)	2,531,269	-	-
Reinvested capital gains	-	-	106,202	7,181	770,843	447,006	108	705

Net increase (decrease) in contract owners’ equity resulting from operations	(24,519)	15,278	413,366	180,450	(97,752)	3,375,843	60,993	(61,076)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966	30,301	22,473	2,408	405,498	118,741	6,649,257	4,740,626
Transfers between subaccounts (including fixed account), net (note 3)	(247,036)	(112,108)	(2,643,818)	(125,443)	1,405,296	676,111	14,988,540	8,076,442
Redemptions (note 3)	(673,995)	(607,266)	(192,410)	(326,401)	(2,901,180)	(1,872,880)	(20,064,722)	(13,365,793)
Annuity benefits	-	-	-	-	(802)	(682)	(2,776)	(2,851)
Contract maintenance charges (note 2)	-	-	-	-	(42)	(31)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(14)	(1,036)	(561)	(123)	(3)
Adjustments to maintain reserves	(13)	(58)	(28)	(131)	(23)	(126)	(437)	402

Net equity transactions	(906,078)	(689,131)	(2,813,783)	(449,581)	(1,092,289)	(1,079,428)	1,569,739	(551,177)

Net change in contract owners’ equity	(930,597)	(673,853)	(2,400,417)	(269,131)	(1,190,041)	2,296,415	1,630,732	(612,253)
Contract owners’ equity beginning of period	4,982,981	5,656,834	2,400,417	2,669,548	15,867,553	13,571,138	12,601,024	13,213,277

Contract owners’ equity end of period	$4,052,384	4,982,981	-	2,400,417	14,677,512	15,867,553	14,231,756	12,601,024

CHANGES IN UNITS:
Beginning units	485,307	552,515	91,890	110,215	528,087	567,091	1,215,976	1,267,052
Units purchased	140,874	55,357	3,600	7,051	111,728	72,666	2,434,881	1,583,289
Units redeemed	(229,526)	(122,565)	(95,490)	(25,376)	(145,994)	(111,670)	(2,285,504)	(1,634,365)

Ending units	396,655	485,307	-	91,890	493,821	528,087	1,365,353	1,215,976

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRRESP		WRSTP		WRSCP		WRSCV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$29,942	15,356	(696,168)	(674,126)	(297,683)	(430,617)	(59,441)	(68,340)
Realized gain (loss) on investments	(312,089)	120,229	6,914,264	5,839,799	567,940	216,226	(21,901)	102,545
Change in unrealized gain (loss) on investments	(570,042)	(729,493)	(16,673,417)	5,767,357	(15,053,578)	6,948,633	(1,586,593)	(55,090)
Reinvested capital gains	423,486	894,016	7,700,562	5,199,249	13,221,102	962,623	1,053,777	734,024

Net increase (decrease) in contract owners’ equity resulting from operations	(428,703)	300,108	(2,754,759)	16,132,279	(1,562,219)	7,696,865	(614,158)	713,139

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696	8,068	656,364	291,222	223,386	325,570	47,406	18,477
Transfers between subaccounts (including fixed account), net (note 3)	(195,402)	(189,058)	(1,141,576)	(756,254)	1,775,081	(424,974)	(78,520)	(114,787)
Redemptions (note 3)	(908,425)	(854,543)	(8,940,544)	(8,326,068)	(5,980,744)	(4,663,389)	(728,809)	(997,123)
Annuity benefits	(2,354)	(2,453)	(3,443)	(2,984)	(1,518)	(1,306)	-	40
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(334)	(161)	(2,255)	(1,696)	(1,901)	(2,347)	(25)	(122)
Adjustments to maintain reserves	18	21	(92)	1,853	(29)	73	(16)	(1,064)

Net equity transactions	(1,077,801)	(1,038,126)	(9,431,546)	(8,793,927)	(3,985,725)	(4,766,373)	(759,964)	(1,094,579)

Net change in contract owners’ equity	(1,506,504)	(738,018)	(12,186,305)	7,338,352	(5,547,944)	2,930,492	(1,374,122)	(381,440)
Contract owners’ equity beginning of period	6,952,039	7,690,057	62,737,006	55,398,654	40,343,936	37,413,444	6,161,941	6,543,381

Contract owners’ equity end of period	$5,445,535	6,952,039	50,550,701	62,737,006	34,795,992	40,343,936	4,787,819	6,161,941

CHANGES IN UNITS:
Beginning units	280,422	323,476	1,804,275	2,082,654	1,614,615	1,823,106	219,705	262,487
Units purchased	17,888	14,815	87,862	83,400	146,291	56,515	27,121	37,857
Units redeemed	(63,150)	(57,869)	(340,000)	(361,779)	(292,145)	(265,006)	(54,156)	(80,639)

Ending units	235,160	280,422	1,552,137	1,804,275	1,468,761	1,614,615	192,670	219,705

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRVP		SVOF		WFVSCG		(Obsolete & Unaudited) OVGS3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$245,215	111,201	(2,619)	(1,806)	(89,478)	(59,613)	-	-
Realized gain (loss) on investments	1,516,247	384,226	14,371	3,881	310,983	(270,372)	-	-
Change in unrealized gain (loss) on investments	(5,086,545)	2,596,614	(41,793)	13,911	(1,511,051)	1,310,505	-	-
Reinvested capital gains	997,888	695,453	16,942	14,422	769,232	144,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,327,195)	3,787,494	(13,099)	30,408	(520,314)	1,125,141	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	211,325	220,083	687	11	26,811	55,141	6,377	(897)
Transfers between subaccounts (including fixed account), net (note 3)	(1,236,697)	(980,576)	(132)	(157)	4,021,098	(200,256)	-	(510)
Redemptions (note 3)	(4,758,936)	(3,869,101)	(33,480)	(4,783)	(1,270,913)	(336,411)	(13,523)	1,407
Annuity benefits	-	-	(3,347)	(3,114)	(944)	(865)	-	-
Contract maintenance charges (note 2)	-	-	(37)	(36)	(72)	(44)	-	-
Contingent deferred sales charges (note 2)	(1,652)	(1,236)	-	-	(1,304)	(226)	-	-
Adjustments to maintain reserves	(161)	(77)	12	1,560	78	(256)	-	-

Net equity transactions	(5,786,121)	(4,630,907)	(36,297)	(6,519)	2,774,754	(482,917)	(7,146)	-

Net change in contract owners’ equity	(8,113,316)	(843,413)	(49,396)	23,889	2,254,440	642,224	(7,146)	-
Contract owners’ equity beginning of period	35,480,978	36,324,391	196,189	172,300	5,535,839	4,893,615	7,146	7,146

Contract owners’ equity end of period	$27,367,662	35,480,978	146,793	196,189	7,790,279	5,535,839	-	7,146

CHANGES IN UNITS:
Beginning units	1,362,899	1,552,197	6,835	7,057	179,082	196,910	-	-
Units purchased	50,572	61,909	2	1	169,924	48,294	214	(888)
Units redeemed	(267,422)	(251,207)	(1,349)	(223)	(94,791)	(66,122)	(214)	888

Ending units	1,146,049	1,362,899	5,488	6,835	254,215	179,082	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) PVGIB		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) GVDIV6
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	200	-	-	-	-	-	-
Realized gain (loss) on investments	-	2,637	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	(3,723)	-	-	-	-	-	-
Reinvested capital gains	-	1,439	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	553	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	119	3	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	(120)	-	-	-
Redemptions (note 3)	-	-	(327)	-	(11,449)	-	(166)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	867	-	-	4	(3)	10	-

Net equity transactions	-	867	(327)	-	(11,446)	-	(156)	-

Net change in contract owners’ equity	-	1,420	(327)	-	(11,446)	-	(156)	-
Contract owners’ equity beginning of period	13,318	11,898	327	327	11,446	11,446	156	156

Contract owners’ equity end of period	$13,318	13,318	-	327	-	11,446	-	156

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	9	-	-	-
Units redeemed	-	-	-	-	(9)	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) SGRF		(Obsolete & Unaudited) FTVDM3		(Obsolete & Unaudited) FOSR
	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	690	-	(18)	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,082)	-	18	-	-
Redemptions (note 3)	-	(1,147)	-	-	-	-
Annuity benefits	-	1,539	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	(48)	-	(277)	-	(337)	337

Net equity transactions	(48)	-	(277)	-	(337)	337

Net change in contract owners’ equity	(48)	-	(277)	-	(337)	337
Contract owners’ equity beginning of period	48	48	277	277	337	-

Contract owners’ equity end of period	$-	48	-	277	-	337

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-
Units purchased	-	(756)	-	(2)	-	-
Units redeemed	-	756	-	2	-	-

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)

IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)

IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)

IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)

IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)

IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

AC VP Inc - AC VP Value Fund: Class I (ACVV)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)*

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - Global Strategist Portfolio: Class I (MSVIM)*

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)*

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)*

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)

GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)

GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	10/9/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	6/29/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	6/26/2017
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/24/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/24/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	5/22/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)		11/2/2018
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/16/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
MMCGSC	MFS(R) VIT - MFS Mid Cap Growth Series: SC	MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	3/23/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

The following table provides variables account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS

0.95%	$14,622,179	$8,472	$75,768	$988,036	$109,937	$-	$161,796	$-
1.00%	5,055,385	3,908	32,481	472,873	49,257	-	71,638	-
1.05%	966,154	43	1,721	83,267	10,475	-	15,723	-
1.10%	8,253,022	1,389	34,511	422,932	87,021	-	73,777	-
1.15%	3,846,371	4,404	21,119	210,291	26,327	-	32,279	-
1.20%	9,380,924	2,185	54,028	704,542	63,273	-	106,378	-
1.25%	1,575,225	316	14,888	100,156	7,541	-	14,151	-
1.30%	1,399,703	358	7,382	90,787	6,888	-	14,704	-
1.35%	1,939,151	197	14,629	96,543	11,611	-	18,022	-
1.40%	1,885,134	2	13,095	90,177	8,645	-	13,013	-
1.45%	283,184	-	5,065	12,888	1,253	-	1,374	-
1.50%	653,199	46	119	18,232	5,194	-	2,891	1,966
1.55%	471,099	737	881	11,646	1,888	-	1,307	-
1.60%	780,294	-	3,281	35,530	774	42	2,948	266
1.65%	711,209	701	4,091	26,998	2,038	59	5,260	1,512
1.70%	78,040	316	991	5,498	155	-	939	-
1.75%	382,103	-	3,031	15,832	1,770	-	2,068	480
1.80%	257,472	-	459	4,694	69	-	1,621	27
1.85%	100,989	640	1,156	3,195	156	-	97	-
1.90%	50,884	-	-	-	195	-	-	-
1.95%	221,978	2,172	3	3,751	-	-	-	797
2.00%	35,949	-	-	219	-	-	277	-
2.05%	189,357	-	742	381	1	-	138	3,594
2.10%	123,419	199	-	405	-	667	-	1,982
2.15%	40,200	-	-	-	-	-	-	-
2.20%	159,274	18	1,593	6,661	-	-	189	867
2.25%	507,874	-	52	18,929	-	-	1,976	-
2.35%	17,484	-	-	-	-	-	-	-
2.45%	14,322	-	-	-	-	-	-	1,150
2.50%	10,619	-	-	-	-	-	-	225
2.60%	61,635	-	-	-	-	4	-	1,935

Totals	$54,073,832	$26,103	$291,086	$3,424,463	$394,468	$772	$542,566	$14,801

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	DSC	DVIV	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1

0.95%	$51	$-	$2,648	$-	$38	$-	$-	$826
1.00%	-	-	2,406	-	-	-	-	-
1.05%	-	-	171	-	-	-	-	-
1.10%	171	9	1,316	-	124	15	-	-
1.15%	-	13	4,394	-	-	-	-	2,142
1.20%	-	-	3,617	-	-	-	-	-
1.25%	-	-	76	-	373	-	-	209
1.30%	-	-	143	-	154	-	-	141
1.35%	-	-	705	-	-	-	-	-
1.40%	-	-	167	-	-	-	-	1,384
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	6,948	14,822	-	-	994	-
1.55%	-	-	78	-	-	26	-	22
1.60%	-	-	986	3,392	-	-	-	-
1.65%	-	-	1,733	6,447	-	-	411	-
1.70%	-	-	-	-	-	-	-	612
1.75%	-	-	1,946	4,853	-	-	235	-
1.80%	-	-	332	1,538	-	-	24	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	354	89	-	-	959	-
1.95%	-	-	6,256	11,437	-	-	1,649	-
2.00%	-	-	950	762	-	-	-	-
2.05%	-	-	2,226	2,890	-	-	2,078	-
2.10%	-	-	446	3,030	-	-	814	-
2.15%	-	-	4,485	4,814	-	-	-	-
2.20%	-	-	2,557	2,421	-	-	411	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	326	-	-	-	-	-
2.45%	-	-	-	6	-	-	1,023	-
2.50%	-	-	-	123	-	-	201	-
2.60%	-	-	614	3,096	-	-	-	-

Totals	$222	$22	$45,880	$59,720	$689	$41	$8,799	$5,336

	IVHS	IVRE	IVMCC2	IVKMG2	HVSIT	ALVGIB	ALVIVB	ALVPGB

0.95%	$47	$43	$287	$4,346	$1,091	$-	$-	$-
1.00%	-	-	-	204	140	-	-	-
1.05%	-	-	-	-	-	-	26	-
1.10%	2,592	1,160	689	1,499	-	-	-	-
1.15%	808	1,120	971	24	-	-	-	-
1.20%	32	8	246	3,482	221	-	-	-
1.25%	-	-	-	1,079	-	158	-	-
1.30%	2	5	-	1	-	-	-	-
1.35%	-	-	186	73	-	-	-	-
1.40%	-	-	-	671	232	-	-	-
1.45%	-	-	-	-	11	-	-	-
1.50%	-	-	-	1,377	22	1,381	-	3,259
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	743	-	1,461
1.65%	-	-	-	430	-	3,893	-	2,256
1.70%	-	-	34	-	-	-	-	-
1.75%	-	-	12	-	12	270	-	129
1.80%	-	-	-	102	-	212	-	250
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	68	-	1	-	168
1.95%	-	-	-	583	-	3,770	-	3,982
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	2,182	-	742	-	5,117
2.10%	-	-	-	252	-	1,732	-	461
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	653	-	1,180	-	1,026
2.25%	-	-	-	246	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	607	-	218

Totals	$3,481	$2,336	$2,425	$17,272	$1,729	$14,689	$26	$18,327

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ALVDAB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.95%	$862	$8,832	$176,746	$-	$83,745	$1,008	$61,469	$-
1.00%	60	3,447	57,323	-	18,804	33	12,209	-
1.05%	381	311	12,337	-	3,686	-	1,552	-
1.10%	556	4,003	93,405	-	15,663	9,047	21,371	-
1.15%	210	3,124	30,057	-	15,098	6,203	8,104	-
1.20%	1,861	13,307	112,553	-	52,885	235	49,229	-
1.25%	-	515	14,581	-	12,293	144	1,555	4,266
1.30%	-	793	22,548	-	4,675	114	8,194	-
1.35%	2,222	3,845	17,984	-	19,058	-	14,579	-
1.40%	-	1,869	18,462	-	3,988	-	5,399	-
1.45%	-	-	1,788	-	202	-	91	-
1.50%	-	4,560	9,107	1,947	2,548	-	561	-
1.55%	-	53	7,118	-	5,560	-	3,470	-
1.60%	-	1,541	6,988	590	2,158	45	3	-
1.65%	-	1,873	12,774	1,206	962	-	803	-
1.70%	-	53	1,020	-	12	-	-	-
1.75%	-	1,253	3,629	1,433	995	427	318	-
1.80%	-	800	7,082	436	2,071	-	-	-
1.85%	-	81	1,818	-	1,979	-	46	-
1.90%	-	72	-	-	-	-	-	-
1.95%	-	5,102	4,037	1,089	803	-	-	-
2.00%	-	42	188	-	-	-	-	-
2.05%	-	1,192	1,909	199	-	-	29	-
2.10%	-	716	405	2,280	-	-	-	-
2.15%	-	878	82	-	-	-	-	-
2.20%	-	2,042	248	81	864	-	518	-
2.25%	-	13,113	25	-	10,186	-	-	7,272
2.35%	-	-	-	1,090	-	-	-	-
2.45%	-	-	-	227	229	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,039	-	958	270	-	-	-

Totals	$6,152	$74,456	$614,214	$11,536	$258,734	$17,256	$189,500	$11,538

	ACVU1	ACVV	BRVHY3	BRVTR3	BRVED3	MLVGA3	CLVHY2	DWVSVS

0.95%	$-	$2,116	$5,456	$3,921	$6,810	$70,757	$1,468	$10,303
1.00%	-	-	2,129	1,016	1,862	21,318	118	3,235
1.05%	-	-	514	55	1,544	4,671	-	-
1.10%	-	10,615	4,086	1,488	2,726	26,777	726	3,980
1.15%	-	5,600	1,246	269	1,027	20,584	3	980
1.20%	-	557	5,309	5,447	13,258	107,561	4	12,596
1.25%	-	99	591	684	220	6,550	-	444
1.30%	-	906	228	4	3,307	12,278	-	3,766
1.35%	-	-	1,446	41	885	19,557	-	3,655
1.40%	-	-	902	189	3,404	16,669	-	4,056
1.45%	-	-	474	-	1,427	2,690	-	99
1.50%	-	-	39	-	-	3,229	-	-
1.55%	-	-	46	-	-	1,929	-	45
1.60%	19	-	69	-	-	3,430	-	-
1.65%	-	-	-	35	-	2,673	-	8
1.70%	-	-	-	-	-	160	-	-
1.75%	541	-	-	-	-	2,510	-	23
1.80%	-	-	283	-	-	72	-	53
1.85%	-	-	-	-	-	163	-	-
1.90%	-	-	-	-	-	7,352	-	-
1.95%	-	-	-	-	-	757	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	23	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	449	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$560	$19,893	$22,818	$13,149	$36,470	$332,159	$2,319	$43,243

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ETVFR	FCA2S	FVU2S	FHIBS	FQB	FQBS	FVSS2	FB2

0.95%	$24,870	$-	$-	$-	$165,566	$-	$-	$15,771
1.00%	13,694	-	-	-	44,488	-	-	4,027
1.05%	177	-	-	-	9,461	-	-	448
1.10%	38,079	-	-	-	79,847	-	-	3,980
1.15%	2,052	-	-	-	38,464	-	-	1,408
1.20%	27,793	-	-	-	125,100	-	-	6,993
1.25%	2,636	-	-	-	19,239	-	-	30
1.30%	8,596	-	-	-	26,458	-	-	138
1.35%	21,752	-	-	-	27,065	-	-	3,485
1.40%	2,419	-	-	-	35,039	-	-	1,376
1.45%	137	-	-	-	4,264	-	-	-
1.50%	447	223	25	2,414	5,033	6,297	152	-
1.55%	19	-	-	-	5,710	-	-	-
1.60%	87	195	107	1,512	17,294	1,802	-	109
1.65%	1,354	-	-	2,448	9,622	4,976	1,097	-
1.70%	-	-	-	-	1,273	-	-	98
1.75%	-	31	40	524	10,268	633	581	-
1.80%	-	36	20	17	4,204	321	16	-
1.85%	-	-	-	-	1,789	-	-	-
1.90%	-	-	-	-	-	573	-	-
1.95%	-	227	127	3,500	29	6,553	581	-
2.00%	-	-	-	270	399	-	83	-
2.05%	-	149	84	5,154	755	9,794	1,316	-
2.10%	-	48	28	1,731	-	706	88	-
2.15%	-	49	-	-	4	-	-	-
2.20%	-	361	202	481	84	1,664	272	-
2.25%	-	-	-	-	909	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	330	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	66	37	899	-	942	836	-

Totals	$144,112	$1,385	$670	$19,280	$632,364	$34,261	$5,022	$37,863

	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2

0.95%	$10,607	$23,345	$521,910	$-	$28,601	$-	$38,249	$-
1.00%	886	10,072	254,885	-	6,957	-	21,022	-
1.05%	-	2,174	49,969	-	2,589	-	1,554	-
1.10%	91,113	15,376	224,716	-	7,798	-	17,388	-
1.15%	41,775	5,870	97,851	-	11,337	-	6,195	-
1.20%	3,416	25,607	366,919	-	6,352	-	33,684	-
1.25%	1,650	2,537	53,679	-	-	93	737	536
1.30%	3,037	4,605	45,167	-	6,879	-	251	-
1.35%	-	8,427	84,606	-	970	-	3,095	-
1.40%	-	3,393	72,524	-	4,659	-	3,241	-
1.45%	-	738	5,662	-	-	-	1,627	-
1.50%	-	357	17,485	13,907	-	-	2,655	-
1.55%	-	614	10,718	-	-	-	2,093	-
1.60%	-	221	25,047	3,200	407	-	-	-
1.65%	-	852	23,094	9,289	3,216	-	2,406	-
1.70%	-	-	3,397	-	-	-	-	-
1.75%	-	96	12,903	1,836	1,370	-	-	-
1.80%	-	556	6,196	4,790	-	-	-	-
1.85%	-	453	3,536	-	-	-	-	-
1.90%	-	84	249	2,109	-	-	-	-
1.95%	-	401	44	5,710	32	-	-	-
2.00%	-	-	451	149	-	-	-	-
2.05%	-	-	1,533	3,200	-	-	-	-
2.10%	-	-	-	2,942	-	-	-	-
2.15%	-	-	13	-	-	-	-	-
2.20%	-	-	1,425	4,903	-	-	-	-
2.25%	-	-	16,191	-	-	620	-	1,665
2.35%	-	-	-	304	-	-	-	-
2.45%	-	-	-	506	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	6,300	-	-	-	-

Totals	$152,484	$105,778	$1,900,170	$59,145	$81,167	$713	$134,197	$2,201

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FF30S	FF30S2	FGI2	FGOS	FGS	FG2	FHIS	FIGBS

0.95%	$22,280	$-	$1,990	$385	$584,588	$-	$146,034	$106,681
1.00%	11,182	-	689	-	298,000	-	59,411	26,542
1.05%	5,043	-	196	-	54,625	-	15,743	6,567
1.10%	15,649	-	1,175	10,775	226,559	-	45,971	25,478
1.15%	2,254	-	313	2,110	93,854	-	15,523	15,381
1.20%	15,047	-	634	20	374,707	-	303,624	76,607
1.25%	1,285	1,996	222	-	54,891	-	9,159	11,749
1.30%	8,235	-	77	11	39,030	-	19,733	20,584
1.35%	3,663	-	79	-	50,257	-	25,359	12,114
1.40%	1,369	-	74	-	52,726	-	13,082	10,081
1.45%	1,423	-	-	-	6,759	-	792	443
1.50%	971	-	-	-	13,385	10,312	3,537	1,986
1.55%	990	-	120	-	7,649	-	1,236	4,427
1.60%	-	-	-	-	14,799	3,439	2,847	2,690
1.65%	-	-	-	-	16,917	5,394	4,651	1,161
1.70%	-	-	-	-	3,393	-	91	2,186
1.75%	-	-	-	-	11,109	3,657	1,238	3,606
1.80%	22	-	-	-	4,828	2,111	1,379	2,958
1.85%	-	-	-	-	2,252	-	291	1,321
1.90%	-	-	-	-	1,048	904	-	-
1.95%	-	-	-	-	3	3,000	12	2,934
2.00%	-	-	-	-	242	432	14	-
2.05%	-	-	-	-	3,245	4,678	-	-
2.10%	-	-	-	-	-	2,244	-	399
2.15%	-	-	64	-	31	-	37	-
2.20%	-	-	-	-	594	3,695	459	-
2.25%	-	1,883	25	-	4,642	-	11	14,372
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,688	-	-
2.50%	-	-	-	-	-	286	-	-
2.60%	-	-	-	-	-	2,197	-	-

Totals	$89,413	$3,879	$5,658	$13,301	$1,920,133	$44,037	$670,234	$350,267

	FMCS	FMC2	FOS	FO2	FVSS	FRESS2	FEMS2	FTVIS2

0.95%	$72,240	$-	$99,006	$-	$23,546	$2,482	$54	$82,515
1.00%	29,248	-	33,793	-	5,531	101	115	35,204
1.05%	4,105	-	9,947	-	2,052	121	-	7,220
1.10%	36,513	-	27,967	-	12,928	62	38	34,982
1.15%	14,828	-	12,590	-	5,495	17	-	22,682
1.20%	66,941	-	63,910	-	14,603	498	172	131,634
1.25%	2,811	5,585	9,311	-	3,276	-	5	9,046
1.30%	12,107	-	7,947	-	2,829	217	-	28,465
1.35%	12,342	-	9,722	-	4,305	61	-	32,767
1.40%	10,165	-	12,842	-	4,861	41	414	20,844
1.45%	1,011	-	1,862	-	72	-	-	1,532
1.50%	2,349	11,580	1,787	4,270	110	-	-	1,631
1.55%	764	-	2,490	-	46	-	-	159
1.60%	2,972	3,741	1,194	1,948	3,053	-	-	3,007
1.65%	2,099	5,626	2,675	2,972	1,576	-	-	5,626
1.70%	-	-	72	-	143	-	-	1
1.75%	222	3,416	2,713	786	1,344	-	-	24
1.80%	107	948	1,301	321	13	-	-	1,157
1.85%	279	-	624	-	109	-	-	1,029
1.90%	158	128	-	489	-	-	-	-
1.95%	431	6,780	29	6,452	-	-	-	668
2.00%	-	2,398	-	568	-	-	-	1,486
2.05%	-	6,039	441	507	484	-	-	47
2.10%	-	9,720	-	1,425	-	-	-	-
2.15%	12	-	-	-	-	-	-	-
2.20%	-	2,191	1,362	1,268	-	-	-	447
2.25%	3	16,378	-	-	431	-	-	5,509
2.35%	-	-	-	-	-	-	-	-
2.45%	-	2,100	-	87	-	-	-	-
2.50%	-	607	-	-	-	-	-	-
2.60%	-	1,677	-	556	-	-	-	-

Totals	$271,707	$78,914	$303,585	$21,649	$86,807	$3,600	$798	$427,682

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2	JPMMV1	JABS

0.95%	$-	21,103	13,394	17,267	78,539	11,517	50,945	-
1.00%	-	10,769	5,718	6,014	24,589	1,346	26,663	-
1.05%	-	1,343	1,025	755	3,525	6,661	3,821	-
1.10%	-	11,764	3,879	3,575	23,909	2,451	17,670	-
1.15%	-	7,430	3,487	2,139	13,428	3,440	10,277	-
1.20%	-	20,396	13,932	8,736	58,375	14,012	45,043	-
1.25%	6,621	11,065	2,212	2,694	3,742	1,755	4,353	942
1.30%	-	1,575	798	1,008	13,363	1,840	13,249	-
1.35%	-	2,746	4,619	1,927	10,078	2,423	8,435	-
1.40%	-	1,859	1,691	3,012	5,332	2,682	7,061	-
1.45%	-	675	913	-	658	-	436	-
1.50%	-	345	107	257	456	-	1,369	-
1.55%	-	435	146	14	32	-	55	-
1.60%	-	493	2,427	826	2,030	8,549	1,905	-
1.65%	-	2,473	527	137	1,615	-	3,282	-
1.70%	-	159	-	-	252	-	125	-
1.75%	-	975	114	1	1,499	-	1,366	-
1.80%	-	33	33	-	2,279	138	894	-
1.85%	-	169	-	81	1,149	81	88	-
1.90%	-	-	83	-	-	-	-	-
1.95%	-	-	27	404	1,112	378	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	307	-	-	24	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	386	-	381	-
2.25%	2,377	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$8,998	$95,807	$55,439	$48,847	$246,348	$57,297	$197,418	$942

	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC

0.95%	$6,701	244,992	121,866	116,781	21,641	1,283	-	-
1.00%	3,833	151,234	73,531	60,057	1,509	963	-	-
1.05%	511	20,367	12,948	11,905	273	-	-	-
1.10%	950	115,748	42,221	65,343	1,825	257	-	-
1.15%	1,891	50,549	28,050	28,504	2,304	348	-	-
1.20%	3,707	216,446	99,358	112,114	5,128	1,494	-	-
1.25%	-	30,772	18,857	16,964	173	-	2,510	-
1.30%	6,003	50,660	13,893	13,040	1,650	77	-	-
1.35%	2,798	35,249	22,277	17,422	2,772	258	-	-
1.40%	56	31,090	18,622	13,978	1,519	650	-	-
1.45%	-	4,870	2,573	4,292	833	-	-	-
1.50%	-	14,679	1,641	5,226	-	-	-	2,119
1.55%	-	6,841	1,511	1,380	11	-	-	-
1.60%	-	10,799	2,466	2,638	158	-	-	850
1.65%	511	17,788	2,962	5,324	-	-	-	994
1.70%	-	750	138	265	-	-	-	-
1.75%	36	4,059	1,447	2,877	-	-	-	226
1.80%	-	5,094	1,252	2,612	-	-	-	-
1.85%	-	544	973	617	-	-	-	-
1.90%	-	463	526	132	-	-	-	1,337
1.95%	-	2,269	1,822	397	-	-	-	3,051
2.00%	-	166	-	-	-	-	-	-
2.05%	-	122	526	428	-	-	-	1,958
2.10%	-	-	203	-	-	-	-	2,384
2.15%	-	45	-	-	-	-	-	-
2.20%	-	54	315	257	-	-	-	863
2.25%	-	9,867	-	-	-	-	26	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	767

Totals	$26,997	$1,025,517	$469,978	$482,553	$39,796	$5,330	$2,536	$14,549

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG

0.95%	$6,586	$127,654	$83,705	$3,102	$15,126	$-	$14,989	$-
1.00%	1,361	34,173	22,070	925	3,043	-	6,177	-
1.05%	235	7,013	4,466	247	292	-	294	-
1.10%	2,038	38,413	18,417	983	2,343	-	5,514	-
1.15%	1,715	25,070	14,157	199	3,566	-	1,251	-
1.20%	3,436	61,944	37,086	2,587	10,054	-	9,807	-
1.25%	111	8,227	2,281	244	1,114	167	1,283	-
1.30%	-	16,375	13,829	124	1,405	-	877	-
1.35%	208	13,509	11,468	3,194	2,105	-	479	-
1.40%	1,052	15,776	4,022	748	2,586	-	1,682	-
1.45%	182	1,855	950	-	-	-	-	-
1.50%	699	4,863	3,380	-	177	534	143	-
1.55%	371	438	732	-	3,654	-	533	-
1.60%	1,613	3,765	2,363	-	462	-	8,315	35
1.65%	390	7,064	3,780	-	372	994	1,169	-
1.70%	48	500	488	-	2,047	-	25	-
1.75%	6	9,031	2,697	-	-	39	543	1,061
1.80%	102	2,997	944	-	-	-	37	-
1.85%	-	-	1,182	132	2,141	-	49	-
1.90%	295	307	302	-	-	-	12	-
1.95%	1,615	2,572	6,664	-	5,555	7,957	-	-
2.00%	-	1,697	876	-	-	-	-	-
2.05%	1,877	7,231	5,636	-	-	-	-	-
2.10%	849	2,686	1,669	-	599	-	-	-
2.15%	-	5,675	-	-	-	-	5	-
2.20%	725	3,148	2,911	-	26	415	-	-
2.25%	-	6,383	78	-	-	1,506	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	122	215	211	-	-	-	-	-
2.50%	-	424	-	-	-	-	-	-
2.60%	-	176	865	-	-	653	-	-

Totals	$25,636	$409,181	$247,229	$12,485	$56,667	$12,265	$53,184	$1,096

	MSVRE	VYDS	DTRTFB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2

0.95%	$-	$2,136	$11	$418	$2,326	$328,604	$-	$131,620
1.00%	-	5,006	-	790	1,831	107,921	-	78,284
1.05%	-	473	35	-	-	18,903	-	18,655
1.10%	-	9,607	-	362	769	173,273	-	59,585
1.15%	-	723	-	-	232	87,734	-	42,086
1.20%	129	6,821	24	1,681	2,229	256,088	-	154,081
1.25%	81	1,825	-	-	32	45,045	-	22,973
1.30%	-	866	-	-	121	45,578	-	38,637
1.35%	-	407	-	-	56	52,770	-	35,676
1.40%	-	606	695	2	32	57,601	-	32,061
1.45%	-	-	-	-	74	2,593	-	5,110
1.50%	34	332	-	-	-	11,599	6,546	7,282
1.55%	-	785	-	-	-	7,045	-	3,645
1.60%	13,159	2,276	-	-	-	21,592	475	908
1.65%	-	-	-	-	-	14,898	2,191	16,716
1.70%	-	-	-	-	-	3,518	-	-
1.75%	3,130	-	-	-	-	6,066	1,276	27
1.80%	-	-	-	-	-	3,974	4,000	5,951
1.85%	-	-	-	-	-	3,503	-	1,210
1.90%	-	-	-	-	-	564	2,854	-
1.95%	-	-	-	-	-	1,954	3,875	49
2.00%	-	-	-	-	-	1,403	856	1,526
2.05%	-	-	-	-	-	4,531	3,657	608
2.10%	-	-	-	-	-	201	675	-
2.15%	-	-	-	-	-	15	2,090	-
2.20%	-	-	-	-	-	2,893	2,978	7,010
2.25%	-	-	-	-	-	5,399	-	30,780
2.35%	-	-	-	-	-	-	2,742	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	340	-
2.60%	-	-	-	-	-	-	95	-

Totals	$16,533	$31,863	$765	$3,253	$7,702	$1,265,265	$34,650	$694,480

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.95%	$31,516	$59,485	$102,859	$58,762	$104,762	$43,075	$-	$60,797
1.00%	8,241	22,028	39,823	32,907	33,525	12,314	-	24,468
1.05%	3,616	6,218	9,025	7,335	9,864	2,873	-	4,732
1.10%	6,263	30,287	41,036	25,446	52,201	22,914	-	24,213
1.15%	7,054	23,815	33,200	23,976	19,620	16,003	-	8,272
1.20%	40,088	77,040	106,379	88,472	55,723	40,417	-	47,283
1.25%	3,999	9,848	14,496	6,306	13,170	5,301	-	5,011
1.30%	3,307	19,707	20,576	7,986	22,633	2,464	-	7,143
1.35%	5,802	11,482	18,646	6,135	16,846	5,698	-	8,642
1.40%	2,794	16,653	23,969	8,390	12,194	6,382	-	3,756
1.45%	-	1,205	2,388	472	3,094	348	-	775
1.50%	741	1,000	4,852	3,524	1,962	1,418	848	1,347
1.55%	40	1,004	1,320	1,196	3,108	2,006	-	2,064
1.60%	-	282	493	571	6,971	2,594	934	2,773
1.65%	-	1,585	1,217	574	3,540	1,107	644	1,458
1.70%	-	44	425	-	756	112	-	146
1.75%	349	2	529	-	2,045	2,359	126	599
1.80%	133	87	85	-	1,679	258	-	906
1.85%	-	129	160	-	841	279	-	1,011
1.90%	-	-	170	-	-	-	182	-
1.95%	-	48	384	-	1,881	623	1,424	1,806
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	120	946	961
2.10%	-	-	-	-	200	-	333	198
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	295	115	-	1,142	363
2.25%	3,771	-	15,937	15,184	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	292	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	179	-

Totals	$117,714	$281,949	$437,969	$287,531	$366,730	$168,665	$7,050	$208,724

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$216,519	$1,999	$11,446	$6,927	$16,288	$19,854	$17,853
1.00%	-	95,919	596	1,557	2,950	14,690	2,690	7,741
1.05%	-	27,535	64	256	22	1,838	1,061	773
1.10%	-	90,901	323	5,879	9,631	23,899	5,898	4,960
1.15%	-	33,716	762	2,808	1,053	3,500	489	1,314
1.20%	-	89,786	215	6,915	6,328	27,966	10,823	16,551
1.25%	618	13,999	-	2,215	-	9,974	6,234	6,644
1.30%	-	22,753	10	19	1,991	1,197	7,166	6,383
1.35%	-	27,389	239	3,418	1,242	4,257	356	3,534
1.40%	-	17,140	156	685	299	3,938	915	1,685
1.45%	-	1,015	-	-	-	555	-	338
1.50%	-	5,585	-	567	-	584	-	6,227
1.55%	-	4,096	-	77	-	1,245	141	3,381
1.60%	-	7,357	-	17	-	312	-	1,934
1.65%	-	4,590	-	573	930	1,832	155	1,391
1.70%	-	3,443	-	176	-	-	-	-
1.75%	-	280	-	288	217	-	-	-
1.80%	-	687	-	-	-	-	-	-
1.85%	-	559	-	-	-	-	-	-
1.90%	-	2,579	-	-	-	315	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	1,718	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	28	-	-	-
2.20%	-	141	-	-	-	-	-	-
2.25%	-	647	-	1,056	9	3,423	3,158	2,856
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$618	$668,354	$4,364	$37,952	$31,627	$115,813	$58,940	$83,565

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$22,239	$11,901	$15,737	$10,907	$-	$10,887	$436,109	$-
1.00%	29,020	7,804	7,948	2,669	-	2,310	224,400	-
1.05%	1,018	-	-	1,825	-	567	35,111	-
1.10%	25,472	14,157	3,982	5,081	-	1,138	127,577	-
1.15%	7,071	2,838	7,306	4,858	-	1,969	40,949	-
1.20%	32,508	9,183	13,662	16,239	-	12,730	110,329	-
1.25%	12,824	6,847	948	831	-	836	23,484	-
1.30%	4,418	603	4,124	2,331	-	7,208	19,837	-
1.35%	16,408	2,876	2,825	7,815	-	985	19,061	-
1.40%	3,744	-	3,429	1,315	-	74	18,357	-
1.45%	1,508	-	-	-	-	-	4,159	-
1.50%	-	-	-	111	1,654	578	9,167	460
1.55%	602	-	-	104	-	-	1,351	-
1.60%	-	-	-	1,720	105	1,332	7,246	214
1.65%	623	-	113	1,130	132	-	5,324	433
1.70%	-	-	-	-	-	-	948	-
1.75%	-	-	-	1,393	304	-	710	540
1.80%	1,479	3,425	-	4	99	-	1,395	404
1.85%	-	-	69	-	-	-	543	-
1.90%	-	1,359	-	-	-	-	87	-
1.95%	-	-	-	-	1,104	-	86	503
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	6,319	-	150	600
2.10%	-	-	-	-	292	-	889	1,340
2.15%	-	-	-	-	-	-	-	1,139
2.20%	-	-	-	-	791	-	558	210
2.25%	21,622	25,146	976	1,840	-	1,336	10,239	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	512	-	-	-
2.50%	-	-	-	-	137	-	-	399
2.60%	-	-	-	-	-	-	-	174

Totals	$180,556	$86,139	$61,119	$60,173	$11,449	$41,950	$1,098,066	$6,416

	GBF	GBF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.95%	$278,894	$-	$15,190	$61,678	$21,533	$6,851	$54,316	$316,710
1.00%	105,387	-	4,631	7,525	10,186	1,131	14,992	89,239
1.05%	19,450	-	824	5,923	6,432	1,073	2,828	24,867
1.10%	118,206	-	2,902	60,698	10,536	2,288	42,927	273,516
1.15%	48,139	-	2,552	29,617	10,049	229	23,476	143,388
1.20%	154,155	-	14,170	67,614	20,191	4,125	61,818	248,758
1.25%	22,336	-	1,915	40,129	995	435	6,166	106,188
1.30%	30,450	-	1,032	3,434	2,655	759	4,199	34,271
1.35%	38,915	-	273	19,555	2,742	1,432	18,471	62,176
1.40%	43,225	-	908	14,232	2,376	704	11,634	108,739
1.45%	3,289	-	-	501	86	155	5,726	9,876
1.50%	6,223	3,576	29	10,988	67	454	4,848	23,679
1.55%	6,934	-	70	4,666	1,436	-	6,453	21,924
1.60%	18,741	803	4,790	6,153	311	-	8,323	59,597
1.65%	10,726	3,371	104	5,810	141	184	12,504	43,362
1.70%	1,631	-	-	287	67	-	36	4,370
1.75%	7,151	2,105	-	2,050	4,149	26	6,592	42,429
1.80%	1,694	449	13	5,340	13	-	595	25,191
1.85%	783	-	-	3,035	-	303	5,086	6,115
1.90%	101	306	-	-	-	-	1	2,086
1.95%	-	5,103	-	2,548	-	-	3,498	10,130
2.00%	316	-	-	-	-	506	-	630
2.05%	1,311	3,203	-	4,793	-	-	1,557	10,425
2.10%	-	1,518	-	3,700	-	-	1,824	15,187
2.15%	9	-	-	1,414	-	-	2,056	2,968
2.20%	1,146	2,739	-	3,414	-	-	617	8,392
2.25%	9,771	-	-	2,934	2,559	1,184	2,770	60,903
2.35%	-	149	-	-	-	-	-	4,425
2.45%	-	561	-	-	-	-	-	1,652
2.50%	-	106	-	-	-	-	652	2,738
2.60%	-	1,079	-	11,061	-	-	713	1,764

Totals	$928,983	$25,068	$49,403	$379,099	$96,524	$21,839	$304,678	$1,765,695

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1

0.95%	$143,151	$74,098	$242,852	$460,772	$112,515	$11,262	$-	$49,027
1.00%	26,235	21,804	107,551	130,468	56,142	1,947	-	20,639
1.05%	7,218	4,336	14,258	38,952	8,093	2,895	-	2,007
1.10%	195,714	68,647	149,158	110,395	29,705	7,040	-	36,139
1.15%	89,870	21,793	67,052	54,227	13,513	4,916	-	25,674
1.20%	143,689	87,791	196,840	433,380	83,512	15,215	-	50,620
1.25%	60,232	35,358	27,109	30,379	13,602	1,057	1,127	7,804
1.30%	5,461	5,138	57,801	34,066	16,198	7,251	-	5,052
1.35%	51,590	24,040	40,895	57,244	12,932	3,935	-	13,322
1.40%	45,234	25,504	33,698	46,088	15,084	991	-	7,169
1.45%	3,093	291	7,788	692	1,365	143	-	515
1.50%	19,004	19,483	6,037	20,994	7,996	66	563	3,760
1.55%	33,487	3,144	5,783	3,604	940	397	-	1,118
1.60%	18,578	10,821	13,527	6,171	1,541	1,317	1	6,542
1.65%	25,135	20,213	10,139	22,333	2,891	466	833	6,031
1.70%	1,456	1,092	1,828	979	486	89	-	418
1.75%	13,894	13,254	10,091	9,756	282	317	1,158	2,448
1.80%	7,987	8,781	2,618	5,320	2,150	998	-	2,767
1.85%	6,173	1,590	1,260	1,857	233	881	-	128
1.90%	960	-	587	45	107	-	-	241
1.95%	5,955	2,117	116	812	1,014	16	365	774
2.00%	-	-	660	-	14	47	-	-
2.05%	6,077	2,812	1,565	1,822	47	65	703	2,584
2.10%	19,404	4,264	1,282	1,240	-	-	159	853
2.15%	4,046	3,148	-	446	-	-	-	18
2.20%	2,692	6,518	4,616	1,615	-	524	290	2,016
2.25%	39,813	7,507	1,376	5,186	-	-	-	4,013
2.35%	1,044	-	-	360	-	-	-	-
2.45%	1,585	-	-	4	-	-	-	-
2.50%	1,279	1,400	-	-	-	-	-	-
2.60%	1,106	2,433	-	605	-	-	10	1,345

Totals	$981,162	$477,377	$1,006,487	$1,479,812	$380,362	$61,835	$5,209	$253,024

	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2

0.95%	$-	$19,426	$3,583	$243,314	$-	$157,648	$63,759	$-
1.00%	-	10,545	-	107,612	-	31,600	25,620	-
1.05%	-	1,694	495	16,174	-	6,526	4,057	-
1.10%	-	10,382	503	122,957	-	100,432	36,864	-
1.15%	-	7,043	916	45,487	-	58,176	13,679	-
1.20%	-	10,214	842	137,273	31,736	134,573	56,330	-
1.25%	-	1,325	2,987	27,701	-	18,688	8,461	-
1.30%	-	3,890	153	8,421	13,243	16,379	11,839	-
1.35%	-	2,218	78	21,873	14,492	33,866	14,285	-
1.40%	-	2,931	1,302	22,267	7,635	39,481	11,723	-
1.45%	-	26	-	4,042	-	2,549	556	-
1.50%	1,251	479	1,233	7,955	863	9,075	1,529	457
1.55%	-	68	-	6,510	-	8,073	1,831	-
1.60%	-	6,691	391	6,976	-	7,227	2,767	423
1.65%	342	452	1,683	16,061	2,627	13,553	2,155	474
1.70%	-	175	-	1,313	-	1,570	330	-
1.75%	-	882	1,658	2,936	-	2,495	3,155	332
1.80%	-	1,686	356	1,526	71	2,179	4,100	329
1.85%	-	94	-	1,012	-	1,722	192	-
1.90%	-	187	380	951	-	21	71	323
1.95%	1,228	-	6,922	1,294	-	1,926	-	1,622
2.00%	-	-	-	85	-	-	-	45
2.05%	-	13	306	3,038	-	2,051	1,612	193
2.10%	685	-	900	-	1,133	200	-	492
2.15%	-	24	360	-	-	9	-	-
2.20%	1,839	-	1,563	4,891	-	1,066	1,141	111
2.25%	-	-	1,252	4,330	-	518	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	64	-	4,416	-	-	-	-	325

Totals	$5,409	$80,445	$32,279	$815,999	$71,800	$651,603	$266,056	$5,126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2

0.95%	$282,972	$-	$297,937	$-	$111,152	$26,276	$1,360,371	$-
1.00%	78,699	-	117,215	-	41,989	4,292	583,287	-
1.05%	11,495	-	14,590	-	8,493	994	104,051	-
1.10%	127,502	-	111,183	-	27,096	7,390	456,156	-
1.15%	52,285	-	43,571	-	17,580	3,034	195,921	-
1.20%	159,887	-	164,938	-	92,834	9,682	716,487	-
1.25%	26,682	-	27,512	-	8,453	762	129,381	-
1.30%	22,323	-	24,905	-	14,369	2,191	91,271	-
1.35%	42,362	-	34,853	-	20,475	1,871	152,435	-
1.40%	31,667	-	37,210	-	8,106	1,985	156,599	-
1.45%	1,958	-	3,000	-	974	-	22,018	-
1.50%	7,312	2,262	9,452	3,300	7,079	-	31,961	29,562
1.55%	3,520	-	4,607	-	804	76	24,049	-
1.60%	24,819	344	8,888	639	3,729	211	42,901	4,243
1.65%	10,111	840	9,392	1,083	2,492	-	37,591	23,955
1.70%	1,421	-	809	-	595	-	10,740	-
1.75%	9,233	1,448	3,168	672	4,511	-	20,215	6,571
1.80%	3,487	292	2,795	2,202	2,394	-	18,597	4,977
1.85%	1,481	-	483	-	583	-	3,589	-
1.90%	527	536	330	1,518	370	-	2,546	2,478
1.95%	112	1,072	56	1,210	697	-	1,691	10,988
2.00%	386	-	191	535	14	-	1,509	1,151
2.05%	1,110	1,421	484	2,192	11,029	-	4,234	4,300
2.10%	-	2,392	-	1,221	968	-	-	5,109
2.15%	20	-	-	1,106	4	-	21	227
2.20%	2,264	1,111	196	1,839	3,732	-	2,550	13,234
2.25%	-	-	-	-	-	3,121	53,267	-
2.35%	-	-	-	-	-	-	-	4,566
2.45%	-	120	-	207	-	-	-	925
2.50%	-	-	-	345	-	-	-	125
2.60%	-	851	-	949	1,705	-	-	852

Totals	$903,635	$12,689	$917,765	$19,018	$392,227	$61,885	$4,223,438	$113,263

	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.95%	$8,014	$47,019	$206,043	$720	$1,727	$466	$153	$1,606
1.00%	2,297	30,849	68,187	81	1,993	-	51	784
1.05%	470	7,547	9,571	539	2,346	-	-	-
1.10%	4,957	25,672	69,994	121	7,767	1,466	160	576
1.15%	3,159	26,748	38,477	-	-	-	28	1,509
1.20%	4,449	52,199	117,525	2,279	5,465	338	2,979	936
1.25%	1,064	9,397	14,588	50	254	153	-	-
1.30%	454	7,690	12,080	262	319	-	-	-
1.35%	891	12,735	22,985	2,194	871	992	46	91
1.40%	1,052	7,423	20,355	-	-	-	-	-
1.45%	-	639	1,477	-	-	-	-	232
1.50%	-	1,442	10,179	-	-	-	-	-
1.55%	35	814	2,882	-	-	-	-	-
1.60%	111	2,576	13,486	-	-	-	-	-
1.65%	325	6,153	11,330	-	-	-	-	-
1.70%	135	719	922	-	-	-	-	-
1.75%	79	2,556	2,747	-	-	-	-	-
1.80%	-	410	2,206	-	-	-	-	-
1.85%	-	321	2,283	-	-	-	-	-
1.90%	-	-	606	-	-	-	-	-
1.95%	-	-	3,483	-	-	-	-	-
2.00%	-	65	453	-	-	-	-	-
2.05%	-	931	1,331	-	-	-	-	-
2.10%	-	-	4,917	-	-	-	-	-
2.15%	-	-	17	-	-	-	-	-
2.20%	-	150	3,672	-	-	-	-	-
2.25%	961	1,952	56	-	-	-	-	-
2.35%	-	-	1,311	-	-	-	-	-
2.45%	-	-	151	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	1,377	-	-	-	-	-

Totals	$28,453	$246,007	$644,691	$6,246	$20,742	$3,415	$3,417	$5,734

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMGP	AMCG	AMMCGS

0.95%	$245	$7,661	$95,175	$43	$25,641	$-	$23	$2,854
1.00%	-	4,853	20,459	657	8,545	-	-	177
1.05%	273	-	1,367	-	1,438	-	-	613
1.10%	20	3,266	29,996	233	8,960	-	-	251
1.15%	-	2,568	21,426	72	17,593	-	-	660
1.20%	8	7,375	61,112	1,032	50,568	-	101	2,695
1.25%	-	446	2,070	-	3,722	-	31	728
1.30%	-	2,230	12,269	-	3,336	-	-	509
1.35%	-	696	9,692	-	5,356	-	-	327
1.40%	-	3,597	4,644	137	3,037	-	-	1,088
1.45%	-	1,138	246	77	57	-	-	-
1.50%	-	-	863	-	2,428	-	-	925
1.55%	-	434	2,615	-	62	-	-	-
1.60%	-	6,645	8,132	-	635	560	1,461	93
1.65%	-	-	1,491	-	1,796	-	-	1,239
1.70%	-	-	-	-	37	-	-	-
1.75%	-	-	-	-	427	3,652	3,250	805
1.80%	-	16	27	-	1,635	-	-	-
1.85%	-	-	-	-	170	-	-	-
1.90%	-	-	-	-	1	-	-	2,473
1.95%	-	-	-	-	408	-	-	542
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	715	-	-	392
2.10%	-	-	-	-	339	-	-	-
2.15%	-	-	-	-	-	-	-	947
2.20%	-	-	-	-	620	-	-	347
2.25%	-	-	-	-	2,743	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	328

Totals	$546	$40,925	$271,584	$2,251	$140,269	$4,212	$4,866	$17,993

	AMTP	AMSRS	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS

0.95%	$-	$22,702	$10,734	$3,221	$309,133	$-	$268,404	$-
1.00%	-	13,364	1,230	328	70,869	-	135,784	-
1.05%	-	6,988	-	-	13,836	-	21,011	-
1.10%	-	5,826	785	21,383	164,435	-	111,296	-
1.15%	-	3,835	518	13,881	68,805	-	50,174	-
1.20%	-	26,711	3,061	791	240,894	-	172,182	-
1.25%	-	1,177	282	291	37,898	-	34,120	-
1.30%	-	972	574	152	30,933	-	25,532	-
1.35%	-	51	1,096	209	56,176	-	44,960	-
1.40%	-	112	217	-	53,675	-	29,321	-
1.45%	-	-	73	-	4,115	-	2,513	-
1.50%	-	78	-	-	14,683	2,798	9,895	5,413
1.55%	-	17	-	-	6,705	-	5,960	-
1.60%	523	1,138	-	-	38,909	452	5,008	393
1.65%	-	264	140	-	18,076	1,234	11,222	7,720
1.70%	-	-	-	-	2,248	-	995	-
1.75%	471	7	-	-	12,482	1,215	4,521	8,581
1.80%	-	57	-	-	9,303	291	2,913	272
1.85%	-	-	-	-	1,847	-	619	-
1.90%	-	1	-	-	2,442	-	949	470
1.95%	-	-	-	-	4,242	3,690	102	1,923
2.00%	-	-	-	-	3,969	-	381	69
2.05%	-	-	-	-	10,860	1,242	140	104
2.10%	-	-	-	-	3,312	1,687	-	2,218
2.15%	-	-	-	-	1,973	1,747	-	-
2.20%	-	-	-	-	7,761	1,006	175	1,336
2.25%	-	703	-	-	-	-	3,915	-
2.35%	-	-	-	-	-	1,167	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	473	-	-	353
2.60%	-	-	-	-	2,976	-	-	415

Totals	$994	$84,003	$18,710	$40,256	$1,193,030	$16,529	$942,092	$29,267

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.95%	$29,788	$-	$170,902	$15,265	$-	$17,178	$5,612	$55,045
1.00%	11,660	-	76,842	2,336	-	3,002	2,878	13,942
1.05%	1,526	-	13,746	54	-	1,033	1,286	5,871
1.10%	9,081	-	87,712	2,256	-	4,724	1,719	18,016
1.15%	4,820	-	39,078	2,331	-	1,645	273	9,463
1.20%	21,823	-	114,487	11,040	-	15,733	8,936	87,250
1.25%	1,176	1,983	27,065	1,178	116	431	678	2,984
1.30%	4,044	-	10,981	2,220	-	573	445	10,713
1.35%	4,696	-	18,183	2,188	-	250	910	7,696
1.40%	2,041	-	20,347	2,119	-	1,533	1,155	6,527
1.45%	1,133	-	3,581	610	-	500	-	294
1.50%	443	-	2,939	434	2,597	-	52	1,344
1.55%	80	-	1,492	-	-	109	-	794
1.60%	27	-	3,191	-	255	178	70	5,008
1.65%	1,709	-	7,525	53	7,246	-	8	1,491
1.70%	-	-	893	-	-	-	212	37
1.75%	1,754	-	2,497	1,523	1,827	-	-	1,767
1.80%	3	-	3,345	-	188	-	-	3,198
1.85%	832	-	438	-	-	-	-	245
1.90%	-	-	1,523	-	79	-	-	-
1.95%	1,744	-	129	-	4,031	-	-	537
2.00%	-	-	-	-	127	-	-	-
2.05%	-	-	14	30	1,056	-	-	71
2.10%	201	-	-	-	1,184	-	-	-
2.15%	-	-	94	24	-	-	-	-
2.20%	8	-	1,316	1,696	1,841	-	-	-
2.25%	-	-	29	7	198	-	788	2,639
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	265	-	-	-
2.50%	-	-	-	-	406	-	-	-
2.60%	-	-	-	-	692	-	-	-

Totals	$98,589	$1,983	$608,349	$45,364	$22,108	$46,889	$25,022	$234,932

	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA	GVGMNS	GVMSAS	PVTIGB

0.95%	$596	$738	$54,335	$4,930	$8,233	$838	$-	$335
1.00%	4	6	8,322	2,178	387	-	-	-
1.05%	-	-	2,647	-	278	-	-	22
1.10%	3,845	9,897	14,511	2,658	2,856	399	8	107
1.15%	1,794	2,740	10,135	854	581	-	-	-
1.20%	104	636	23,197	3,427	6,103	43	33	56
1.25%	77	-	1,212	459	302	-	-	-
1.30%	32	78	4,746	91	443	-	-	-
1.35%	-	-	1,293	2,873	1,884	228	34	-
1.40%	-	-	4,925	88	1,546	154	-	-
1.45%	-	-	-	178	7	-	-	-
1.50%	-	-	420	-	75	-	-	-
1.55%	-	-	476	180	-	-	-	-
1.60%	-	-	2,236	-	132	-	-	-
1.65%	-	-	900	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	220	13	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$6,452	$14,095	$129,575	$17,929	$22,827	$1,662	$75	$520

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$13	$3,355	$80	$132	$709	$860	$287	$130
1.00%	3	-	-	-	-	6	-	3
1.05%	-	16	-	-	-	-	-	-
1.10%	1,730	1,373	1,489	1,209	6,407	2,794	3,082	3,718
1.15%	2,435	197	917	106	405	431	1,515	2,357
1.20%	120	1,295	-	57	51	-	-	114
1.25%	22	12	-	-	24	-	1	14
1.30%	-	566	-	19	79	-	17	28
1.35%	-	403	-	-	-	-	-	-
1.40%	-	32	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	328	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$4,323	$7,577	$2,486	$1,523	$7,675	$4,091	$4,902	$6,364

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA	WRASP

0.95%	$839	$50	$93	$142,251	$18,279	$61,760	$30,485	$224,155
1.00%	7	-	-	49,723	5,567	24,323	11,834	12,592
1.05%	-	-	-	5,801	1,028	9,629	3,606	2,313
1.10%	9,369	963	690	39,676	4,125	17,704	8,034	246,118
1.15%	8,029	48	1	25,544	2,576	5,987	3,484	123,963
1.20%	394	58	-	79,436	9,733	36,818	13,545	58,108
1.25%	377	-	295	8,654	1,107	4,342	2,393	13,204
1.30%	118	-	-	12,549	163	5,110	1,629	10,791
1.35%	-	-	-	15,913	2,430	5,530	2,344	14,924
1.40%	-	-	-	10,823	3,631	3,237	2,231	35,179
1.45%	-	-	-	2,388	-	939	56	8,743
1.50%	-	-	-	2,143	318	1,188	1,314	5,756
1.55%	-	-	-	1,539	9	1,020	389	22,920
1.60%	-	-	-	5,215	957	758	328	12,787
1.65%	-	-	-	5,255	420	814	261	7,787
1.70%	-	-	-	466	39	92	-	719
1.75%	-	-	-	4,826	-	988	32	1,919
1.80%	-	-	-	504	-	1,365	957	2,164
1.85%	-	-	-	656	210	33	347	2,055
1.90%	-	-	-	393	-	-	-	11
1.95%	-	-	-	2,694	-	22	-	475
2.00%	-	-	-	273	-	-	-	358
2.05%	-	-	-	4,590	99	-	37	43
2.10%	-	-	-	1,033	-	-	-	114
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	641	52	819	141	414
2.25%	-	-	-	-	-	52	-	1,866
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	154	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,299	-	-	110	-

Totals	$19,133	$1,119	$1,079	$424,439	$50,743	$182,530	$83,557	$809,478

	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP

0.95%	$129,074	$136,920	$302,732	$36,669	$8,987	$14,683	$14,929	$341,241
1.00%	2,751	5,229	10,138	997	684	138	278	10,782
1.05%	845	291	514	-	17	110	12	1,090
1.10%	153,382	165,119	340,266	48,445	14,796	13,749	21,198	424,819
1.15%	84,285	71,328	150,111	23,873	4,504	4,394	5,390	191,108
1.20%	6,015	4,055	9,932	797	380	30	911	13,137
1.25%	5,446	8,430	18,176	1,803	71	902	689	17,308
1.30%	1,402	1,449	1,316	558	143	131	59	3,242
1.35%	3,650	3,458	12,405	2,869	211	-	536	18,889
1.40%	21,701	17,630	34,477	3,230	579	686	3,217	46,515
1.45%	8,711	7,170	14,609	1,922	132	1,405	715	20,769
1.50%	2,346	3,758	10,499	1,238	-	144	448	13,670
1.55%	9,132	9,412	25,805	1,970	1,563	526	2,791	31,975
1.60%	11,520	10,651	17,966	2,861	394	286	368	18,937
1.65%	1,705	2,621	4,008	333	92	33	411	8,612
1.70%	290	774	81	618	-	-	125	1,200
1.75%	784	714	554	-	-	-	-	1,718
1.80%	1,139	1,545	2,677	852	600	-	449	3,404
1.85%	2,101	704	1,888	104	-	81	28	3,513
1.90%	-	93	151	-	-	-	-	162
1.95%	1,720	55	1,632	-	-	-	-	58
2.00%	1,660	85	852	-	-	-	163	725
2.05%	-	-	-	-	-	-	-	-
2.10%	66	60	120	-	3	-	34	65
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	143	1,986	877	43	-	42	432	1,736
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$449,868	$453,537	$961,786	$129,182	$33,156	$37,340	$53,183	$1,174,675

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP

0.95%	$182,062	$67,776	$40,276	$12,342	$8,391	$60,315	$63,861	$21,311
1.00%	10,063	1,366	417	865	208	2,168	568	1,241
1.05%	885	12	63	210	-	131	-	-
1.10%	227,693	100,832	38,479	18,093	7,310	63,044	48,296	23,545
1.15%	103,088	31,512	19,438	9,778	3,209	27,090	18,924	10,849
1.20%	15,625	2,940	1,901	789	468	6,619	80	845
1.25%	9,817	3,879	1,089	-	159	2,657	710	705
1.30%	1,346	1	-	-	-	419	-	146
1.35%	4,541	2,489	2,123	1,450	767	1,523	1,012	3,772
1.40%	14,016	8,074	2,356	2,927	1,211	3,928	1,733	2,439
1.45%	9,758	2,120	1,190	132	103	3,351	2,293	26
1.50%	6,598	1,729	1,475	202	104	1,737	912	181
1.55%	11,163	6,906	2,748	2,654	681	3,048	1,483	2,250
1.60%	11,456	4,989	1,657	166	475	4,508	830	744
1.65%	2,053	1,098	182	-	25	799	145	553
1.70%	513	4	-	-	-	677	-	-
1.75%	93	-	27	-	-	50	31	-
1.80%	1,673	405	340	-	-	887	5,148	191
1.85%	1,250	1,173	8	237	102	258	-	90
1.90%	11	-	-	-	-	-	16	-
1.95%	497	150	46	143	45	55	3	38
2.00%	1,775	1,247	114	-	-	272	30	-
2.05%	1	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	10	-	-	-	-	46	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	456	3,768	-	-	-	867	687	172
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$616,443	$242,470	$113,929	$49,988	$23,258	$184,449	$146,762	$69,098

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$210,033	$136,594	$18,044	$87,356	$-	$14,612
1.00%	3,578	1,762	592	571	-	4,415
1.05%	784	588	121	560	-	1,393
1.10%	264,242	175,422	25,312	139,736	-	7,278
1.15%	93,824	67,128	10,682	78,190	-	8,768
1.20%	11,819	7,844	978	4,454	361	38,553
1.25%	7,790	5,412	900	4,547	3	2,581
1.30%	117	286	197	125	-	700
1.35%	11,618	8,619	3,608	5,258	-	3,037
1.40%	26,109	15,868	1,679	15,050	-	3,227
1.45%	5,917	3,694	480	5,235	-	258
1.50%	6,581	4,130	488	5,092	-	35
1.55%	24,757	11,057	1,632	9,831	-	485
1.60%	16,879	6,736	830	10,286	423	1,707
1.65%	4,469	2,735	119	3,909	-	1,714
1.70%	195	497	253	671	-	127
1.75%	159	76	-	203	2,169	7
1.80%	4,025	2,521	74	1,274	-	100
1.85%	2,112	2,971	78	1,111	-	-
1.90%	-	5	-	5	-	254
1.95%	428	206	-	292	-	61
2.00%	432	676	-	680	-	-
2.05%	-	-	-	-	-	166
2.10%	138	65	-	94	-	-
2.15%	-	-	-	-	-	-
2.20%	-	-	-	-	-	-
2.25%	162	1,043	25	968	-	-
2.35%	-	-	-	-	-	-
2.45%	-	-	-	-	-	-
2.50%	-	-	-	-	-	-
2.60%	-	-	-	-	-	-

Totals	$696,168	$455,935	$66,092	$375,498	$2,956	$89,478

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $14,150,642 and $18,554,572, respectively, and total transfers from the Separate Account to the fixed account were $50,377,478 and $57,061,231, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,431,139 and $2,565,670 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,105,603,628	$-	$-	$4,105,603,628

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$457,596	$1,106,532
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	3,654,872	3,384,773
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	13,333,161	47,337,530
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,662,268	5,460,260
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)	7,618	804
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	7,677,540	8,302,284
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	103,281	86,138
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	4,557	2,106
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)	37	22
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,903,810	1,993,594
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)	418,923	626,415
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	3,911	7,655
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)	238	41
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)	28,985	40,574
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)	27,609	73,363
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)	68,795	26,963
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)	31,900	36,801
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	76,840	333,169
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	729,172	746,627
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	107,843	129,455
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	124,311	284,452
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	11,879	26
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	259,288	370,830
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	28,544	67,287
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	767,980	970,041
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	5,882,181	7,412,135
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	167,917	41,917
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	1,426,800	4,483,416
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	166,971	137,052
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,944,398	3,250,930
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	55,025	103,979
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	7,210	4,437
AC VP Inc - AC VP Value Fund: Class I (ACVV)	90,681	485,273
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	2,121,712	1,954,958
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	196,141	237,409
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	963,660	718,850
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	1,840,431	7,057,526
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	116,722	82,046
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	1,106,481	1,123,886
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	7,092,431	1,429,744
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	3,777	127,641
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	101,457	7,809
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)	111,917	151,698
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	2,211,121	8,337,049
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	87,984	168,856
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	15,384	37,293
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	3,430,491	1,134,931
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)	1,477,699	1,549,829

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	1,068,516	2,507,722
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	12,897,405	24,717,639
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	271,473	766,150
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	977,033	2,376,836
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	1,531	2,573
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	1,454,040	2,810,506
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	6,135	12,478
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	2,314,625	1,861,463
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	12,801	49,640
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	377,729	425,115
FID VIPs Fund - VIP Growth OP: SC (FGOS)	91,154	91,954
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	26,859,145	26,717,706
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	518,285	434,870
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)	66,938,496	69,158,146
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	2,240,966	4,715,179
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,523,000	3,914,921
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	519,881	915,368
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	746,042	4,030,965
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	192,713	287,193
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	463,773	1,437,612
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	346,482	153,266
FID VIPs - EM Portfolio: SC 2 (FEMS2)	224,174	9,303
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	2,390,978	8,178,867
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	59,095	120,460
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	1,573,154	2,000,471
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	663,299	3,521,292
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	221,523	882,537
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	1,357,096	4,244,829
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	334,324	645,582
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,172,326	3,459,487
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	4,389	13,382
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	869,088	713,411
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	14,599,822	12,481,315
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	6,992,911	8,019,864
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,013,563	6,608,012
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	697,459	1,462,909
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	136,760	84,577
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	13,201	15,650
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)	259,080	125,283
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	1,692,085	1,105,650
MFS(R) VIT - MFS Value Series: SC (MVFSC)	3,388,915	7,125,824
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	2,374,173	3,321,962
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	397,027	352,557
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	888,190	1,777,779
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	53,811	26,656
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	358,689	562,472
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)	13,616	4,021
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	52,678	47,581
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	548,845	320,708
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	210,255	61,968
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	220,159	160,862
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	249,984	260,078
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	9,423,829	15,672,749
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	158,235	233,786
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	8,823,093	9,415,177
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	659,782	1,444,180
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	2,493,057	4,805,913
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	7,468,077	5,825,802
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	4,474,137	3,481,421
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	4,853,845	8,796,095

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT EM Fund: Class I (GEM)	1,624,861	4,069,463
NW VIT - NVIT EM Fund: Class II (GEM2)	44,575	61,146
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,097,222	2,777,973
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	2,137	8,628
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	7,239,660	10,198,536
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	994,047	865,296
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	655,856	1,585,206
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	303,124	289,884
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	1,481,556	1,776,776
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	1,076,369	699,814
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	1,663,216	879,902
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	1,935,356	2,992,966
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	846,496	1,343,230
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	1,219,556	803,860
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	1,113,790	871,330
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	18,611	39,292
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	283,351	550,039
NW VIT - NVIT NW Fund: Class I (TRF)	1,275,985	14,151,489
NW VIT - NVIT NW Fund: Class II (TRF2)	2,931	47,496
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	4,768,501	12,290,321
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)	70,080	383,174
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	135,888	774,616
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	3,147,272	4,617,307
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	1,049,212	1,428,530
NW VIT - NVIT ID CAF: Class II (NVDCA2)	936,416	366,925
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	1,579,095	4,505,844
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	14,239,308	20,226,238
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	8,955,955	10,385,136
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	4,092,491	8,292,325
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	10,709,145	11,915,263
NW VIT - NVIT Gov MM Fund: Class I (SAM)	112,760,088	114,863,045
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	3,315,248	4,614,739
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	486,283	630,741
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	16,743	19,120
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	3,776,281	3,027,276
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	40,628	30,001
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,338,120	1,362,882
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	215,448	612,971
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	13,464,584	10,730,632
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	1,113,843	598,696
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	10,987,123	8,812,787
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	3,427,278	3,946,006
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	110,452	79,890
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	14,128,171	11,452,855
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	124,994	215,376
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	19,998,460	12,461,938
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	265,737	172,201
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	2,134,880	6,176,977
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	1,252,994	2,067,820
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,283,861	54,817,764
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	597,710	1,263,464
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	199,569	606,561
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	2,948,034	3,791,057
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,297,139	9,723,678
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	545,066	98,231
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	509,043	381,462
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	71,973	35,033
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	49,027	57,280
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	101,504	56,887
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	30,475	18,211

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	1,584,433	922,964
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	8,873,712	8,694,242
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	112,388	109,392
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	876,753	2,685,186
NB AMT - Guardian Portfolio: I Class Shares (AMGP)	23,151	24,866
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	20,380	24,481
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	320,885	341,522
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	7,189	1,311
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	558,372	1,454,502
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	614,056	675,594
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)	355,075	470,584
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	8,971,838	13,059,192
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	70,085	189,171
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	8,743,831	13,145,968
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	249,254	486,450
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,933,533	2,377,440
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	23,769	44,452
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	8,500,104	7,592,475
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	614,838	989,401
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	85,860	465,241
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	266,966	937,586
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	1,498,325	1,615,889
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	2,248,077	3,958,829
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)	86,427	176,384
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	188,288	227,118
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	1,169,183	2,304,890
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	430,186	1,252,470
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	3,663,385	693,967
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	8,167	63,071
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	19,656	487
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	729	-
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	24,416	57,083
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	51,009	91,501
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	229,865	360,064
GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	10,643	47,451
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	46,077	39,143
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)	339,443	87,084
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)	220,039	57,622
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)	195,993	34,475
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	100,171	101,060
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)	408,335	209,613
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	43,332	4,873
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	31,019	29,504
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	5,152,175	10,991,497
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	1,570,704	2,119,852
VanEck VIPT - EM Fund: Initial Class (VWEM)	1,293,371	5,117,240
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	24,357	1,118,658
Ivy VIP - Asset Strategy: Class II (WRASP)	4,796,721	14,633,902
Ivy VIP - Balanced: Class II (WRBP)	2,188,668	7,266,005
Ivy VIP - Corporate Bond: Class II (WRBDP)	2,185,491	9,591,671
Ivy VIP - Core Equity: Class II (WRCEP)	8,159,465	17,609,451
Ivy VIP - Global Equity Income: Class II (WRDIV)	1,448,398	2,481,053
Ivy VIP - Energy: Class II (WRENG)	264,717	1,112,901
Ivy VIP - GB: Class II (WRGBP)	531,242	1,183,696
Ivy VIP - Natural Resources: Class II (WRGNR)	238,594	1,126,600
Ivy VIP - Growth: Class II (WRGP)	12,859,706	18,970,425
Ivy VIP - High Income: Class II (WRHIP)	7,423,030	12,835,170
Ivy VIP - Global Growth: Class II (WRIP)	2,184,344	4,150,773
Ivy VIP - Intnl Core Equity: Class II (WRI2P)	1,729,756	1,945,828
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)	1,414,283	2,291,483

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)	191,626	2,922,491
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	3,178,596	3,684,468
Ivy VIP - Gov MM: Class II (WRMMP)	15,402,759	13,771,590
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)	834,241	1,458,634
Ivy VIP - Science and Technology: Class II (WRSTP)	9,800,073	12,227,136
Ivy VIP - Small Cap Growth: Class II (WRSCP)	16,588,629	7,650,854
Ivy VIP - Small Cap Core: Class II (WRSCV)	1,779,449	1,545,061
Ivy VIP - Value: Class II (WRVP)	2,200,054	6,742,910
WF VT - VT Opportunity Fund: Class 2 (SVOF)	18,008	39,999
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	6,229,147	2,774,715

	$739,975,157	$981,596,427

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.95%	to	2.20%	142,762	$11.44	to	$10.79	$1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
2015	0.95%	to	2.25%	892,477	25.20	to	21.04	21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
2018	1.10%	to	1.15%	122	15.38	to	15.25	1,867	1.70%	-17.74%	to	-17.78%
2017	1.10%	to	1.15%	122	18.70	to	18.55	2,271	1.48%	27.11%	to	27.04%
2016	1.10%	to	1.15%	122	14.71	to	14.60	1,787	1.95%	-2.53%	to	-2.58%
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
2015	0.95%	to	2.60%	140,003	14.88	to	15.16	2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)
2018	1.50%	to	2.60%	128,798	$21.27	to	17.64	$2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.95%	to	2.20%	62,022	15.85	to	14.56	959,247	0.00%	-6.77%	to	-7.96%
2017	0.95%	to	2.20%	70,739	17.00	to	15.82	1,178,579	0.00%	20.98%	to	19.46%
2016	0.95%	to	2.20%	57,671	14.05	to	13.24	797,324	0.00%	-0.38%	to	-1.63%
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.95%	to	1.75%	7,053	$18.47	to	17.28	$129,396	0.61%	-8.07%	to	-8.82%
2017	0.95%	to	1.75%	8,282	20.09	to	18.95	165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
2015	1.50%	to	2.60%	58,744	18.23	to	15.64	1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018			1.05%	1,311			7.67	10,058	0.62%			-23.28%	****
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
2015	0.95%	to	1.35%	41,294	11.39	to	11.22	465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.95%	to	2.05%	607,635	$23.35	to	20.27	$13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.60	532,106	1.02%	14.79%	to	13.62%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018			1.75%	1,197			23.22	27,794	0.24%			-1.01%
2017			1.75%	1,197			23.46	28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
2015	1.75%	to	0.00%	1,197	17.59	to	0.00	21,060	0.44%	4.41%	to	0.00%
2014	1.75%	to	0.00%	1,197	16.85	to	0.00	20,170	0.37%	8.07%	to	0.00%
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	-19.32%	to	-18.92%
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61%
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14%	****
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	1.50%	to	2.60%	11,523	$11.78	to	9.88	$127,743	1.43%	9.01%	to	7.80%
2016	1.50%	to	2.60%	16,860	10.81	to	9.17	171,926	1.53%	-5.91%	to	-6.96%
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90%	****
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32%	****
FID VIPs Fund - VIP Contrafund(R)Portfolio: SC (FCS)
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	-6.50%
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
2015	0.95%	to	2.20%	8,247,677	22.23	to	14.00	180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.95%	to	1.95%	398,985	$16.04	to	14.11	$6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.60	137,042	1.38%	3.29%	to	2.24%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	16.82	to	15.24	309,821	1.29%	3.43%	to	2.39%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43%	****
FID VIPs Fund - VIP Growth OP: SC (FGOS)
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	0.71%	to	1.05%
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
2015	0.95%	to	2.10%	2,361,146	14.74	to	12.71	34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.95%	to	1.95%	1,046,188	$18.68	to	16.43	$19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.60	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.10	4,596,858	0.02%	4.44%	to	3.27%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.60	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93%	****
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	231.00%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.95%	to	1.95%	418,364	$8.26	to	7.88	$3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	to	0.00%	3,847	21.66	to	0.00	83,322	1.51%	6.89%	to	0.00%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
2018	1.50%	to	2.60%	37,686	$20.15	to	16.71	$710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
MFS(R)VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
MFS(R)VIT - MFS Value Series: SC (MVFSC)
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
MFS(R)VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13.00	to	11.41	764,445	2.81%	5.95%	to	4.77%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
2015	0.95%	to	2.15%	159,150	28.95	to	28.09	5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182	49.12	to	43.55	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611	48.41	to	42.99	1,015,490	1.34%	5.11%	to	4.95%
2015	1.60%	to	1.75%	21,115	47.83	to	0.00	951,516	1.36%	0.79%	to	0.00%
2014	1.60%	to	1.75%	22,531	45.81	to	40.80	1,010,087	1.47%	27.65%	to	27.45%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	0.95%	to	1.60%	117,873	$20.19	to	17.67	$2,288,690	0.43%	-14.13%	to	-14.70%
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915			9.96	88,798	1.67%			-0.41%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.90	38,381,085	0.45%	7.04%	to	5.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.95%	to	1.65%	1,236,232	$17.86	to	16.44	$21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
2015	0.95%	to	2.05%	748,860	18.60	to	15.69	13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
NVIT International Equity Fund - Class II (NVIE6)
2014	1.25%	to	0.00%	6,515	8.97	to	0.00	58,424	3.79%	1.96%	to	0.00%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03%	****
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.95%	to	1.90%	640,489	$13.80	to	12.45	$8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.50	6,351,578	2.40%	3.70%	to	2.81%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.40	19,978,803	2.32%	3.58%	to	2.69%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
2015	0.95%	to	1.85%	566,754	12.55	to	11.70	7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	1.50%	to	2.60%	14,833	$21.53	to	17.86	$295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.10	7,074,372	1.75%	3.59%	to	2.70%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
2015	0.95%	to	1.85%	101,560	17.84	to	16.79	1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.20	1,937,760	1.91%	4.21%	to	3.27%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.95%	to	2.50%	3,083,479	$21.81	to	16.70	$64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.70	100,523,919	1.02%	8.38%	to	7.01%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.80	44,798,766	1.54%	-1.95%	to	-3.24%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.95%	to	2.20%	495,354	8.85	to	8.34	4,340,997	4.33%	-17.95%	to	-19.00%
2017	0.95%	to	2.20%	525,430	10.79	to	10.30	5,624,727	2.64%	21.76%	to	20.23%
2016	0.95%	to	2.20%	611,501	8.86	to	8.57	5,388,667	2.95%	4.23%	to	2.92%
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	1.50%	to	2.60%	22,763	8.53	to	8.09	191,417	4.13%	-18.58%	to	-19.50%
2017	1.50%	to	2.60%	23,045	10.47	to	10.05	238,712	2.41%	20.70%	to	19.36%
2016	1.50%	to	2.60%	26,987	8.67	to	8.42	232,179	2.69%	3.41%	to	2.26%
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.95%	to	2.15%	328,297	18.34	to	16.50	5,926,158	1.47%	-12.43%	to	-13.50%
2017	0.95%	to	2.15%	363,889	20.95	to	19.08	7,516,108	1.43%	13.45%	to	12.08%
2016	0.95%	to	2.15%	401,532	18.46	to	17.02	7,317,322	1.78%	15.25%	to	13.86%
2015	0.95%	to	2.15%	473,437	16.02	to	14.95	7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.95%	to	2.60%	91,899	$15.31	to	12.79	$1,307,043	1.11%	-12.64%	to	-14.10%
2017	0.95%	to	2.60%	125,935	17.52	to	14.89	2,068,055	1.17%	13.28%	to	11.40%
2016	0.95%	to	2.60%	156,242	15.47	to	13.37	2,283,927	1.58%	14.95%	to	13.04%
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.40%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	1.50%	to	2.60%	34,162	$24.65	to	20.45	$789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
2015	0.95%	to	2.60%	2,169,533	18.80	to	14.05	39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.80	to	10.30	7,170,123	0.89%	-0.46%	to	-1.16%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.95%	to	1.35%	58,491	10.42	to	10.27	605,115	1.97%	-8.70%	to	-9.07%
2017	0.95%	to	1.35%	21,689	11.41	to	11.29	245,644	1.71%	12.75%	to	12.30%
2016	0.95%	to	1.05%	4,962	10.12	to	10.11	50,208	0.89%	7.74%	to	7.63%
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.95%	to	1.35%	158,882	10.54	to	10.70	1,665,427	1.65%	-11.04%	to	-11.40%
2017	0.95%	to	1.35%	155,994	11.85	to	12.13	1,841,112	3.12%	16.77%	to	16.30%
2016	0.95%	to	1.20%	29,089	10.15	to	10.10	294,233	4.33%	10.33%	to	10.05%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.95%	to	1.35%	24,321	$11.71	to	11.44	$281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
2015	0.95%	to	2.20%	1,530,843	10.98	to	9.35	16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
2018	1.20%	to	1.75%	9,637	31.48	to	20.19	202,073	0.47%	-8.73%	to	-9.24%
2017	1.60%	to	1.75%	10,287	33.39	to	22.24	242,221	0.33%	23.41%	to	23.23%
2016	1.60%	to	1.75%	10,643	27.06	to	18.05	203,618	0.55%	7.00%	to	6.84%
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.95%	to	2.60%	92,202	$11.29	to	10.71	$1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%	****
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
2018	1.60%	to	1.75%	2,591	25.67	to	18.93	57,254	1.21%	-2.63%	to	-2.78%
2017	1.60%	to	1.75%	2,597	26.36	to	19.47	59,042	0.60%	11.55%	to	11.38%
2016	1.60%	to	1.75%	2,617	23.63	to	17.48	53,430	0.80%	25.33%	to	25.14%
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	3.51%
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%	to	0.00%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.40	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%
2015	0.95%	to	2.20%	567,437	16.40	to	14.51	9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	to	0.00%	7,048	$24.98	to	0.00	$176,054	0.63%	10.26%	to	0.00%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
PIMCO VIT - IB Portfolio(unhedged): Advisor Class (PMVFAD)
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11.00	32,790,936	1.02%	-0.21%	to	-1.47%
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	-4.20%	to	-3.81%
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	-1.67%	to	-1.33%
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.95%	to	1.75%	106,272	$10.81	to	10.41	$1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374	11.47	to	11.21	2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22%	****
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016			0.95%	2,473			9.86	24,377	0.00%			-1.43%	****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	-18.61%	to	-18.29%
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	-9.34%	to	-8.93%
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	-7.62%	to	-7.25%
2015	0.95%	to	1.30%	11,328	14.83	to	14.34	165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	-7.02%	to	-6.65%
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	-21.53%	to	-21.29%
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)
2018	0.95%	to	1.25%	25,131	$19.58	to	18.85	$482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	-16.40%	to	-16.04%
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	-25.44%	to	-25.01%
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	-25.57%	to	-25.14%
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	-12.39%	to	-12.02%
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014	1.10%	to	0.00%	15,412	15.57	to	0.00	239,965	0.00%	7.60%	to	0.00%
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	-7.69%	to	-7.37%
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.95%	to	2.25%	2,151,884	$29.17	to	22.54	$60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
2015	0.95%	to	2.25%	4,031,691	27.55	to	22.14	108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
Ivy VIP - Balanced: Class II (WRBP)
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
Ivy VIP - Corporate Bond: Class II (WRBDP)
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
Ivy VIP - Core Equity: Class II (WRCEP)
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
Ivy VIP - Global Equity Income: Class II (WRDIV)
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
Ivy VIP - Energy: Class II (WRENG)
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
Ivy VIP - GB: Class II (WRGBP)
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
Ivy VIP - Natural Resources: Class II (WRGNR)
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
Ivy VIP - Growth: Class II (WRGP)
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Global Growth: Class II (WRIP)
2018	0.95%	to	2.25%	1,068,749	$17.19	to	13.40	$17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
2015	0.95%	to	1.95%	509,157	10.23	to	9.76	5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)
2017	0.95%	to	1.95%	91,890	26.62	to	23.18	2,400,417	0.00%	7.80%	to	6.71%
2016	0.95%	to	1.95%	110,215	24.70	to	21.72	2,669,548	0.00%	12.22%	to	11.09%
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
Ivy VIP - Gov MM: Class II (WRMMP)
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
Ivy VIP - Small Cap Growth: Class II (WRSCP)
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
Ivy VIP - Small Cap Core: Class II (WRSCV)
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Value: Class II (WRVP)
2018	0.95%	to	2.25%	1,146,049	$24.63	to	19.51	$27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
WF VT - VT Opportunity Fund: Class 2 (SVOF)
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835	24.73	to	24.08	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	11.49	to	11.37	86,763	1.79%	-7.57%	to	-7.81%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2014	1.25%	to	0.00%	744	18.36	to	0.00	13,660	1.34%	9.35%	to	0.00%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
FID VIPs Fund - VIP High Income Portfolio: SC R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
SC VIF - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	13.75	to	12.69	489,305	2.02%	3.09%	to	2.47%
AC VP Inc - AC VP Intnl Fund: Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%

2018	Reserves for annuity contracts in payout phase:							$56,213,030
2018	Contract Owners’ Equity:							$4,105,603,232
2017	Reserves for annuity contracts in payout phase:							$67,763,117
2017	Contract Owners’ Equity:							$4,965,334,169
2016	Reserves for annuity contracts in payout phase:							$66,005,400
2016	Contract Owners’ Equity:							$4,786,253,952
2015	Reserves for annuity contracts in payout phase:							$68,422,544
2015	Contract Owners’ Equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							$73,875,757
2014	Contract Owners’ Equity:							$5,801,419,569

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm

29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker

Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 26,098 and 19,245 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3

Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
b)	Directors and Officers of SDL:

David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Justin A. Jacquinot	Senior Vice President, Direct Relationships
Kevin M. Watt	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Kurt E. Auleta	Senior Vice President, Sales Operations
James J. Kiley	Senior Vice President, Education Markets
Mark W. Turner	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Yolande C. Nichols	Chief Compliance Officer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Waddell & Reed, Inc.

(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Brent K. Bloss	Chairman of the Board, Director, and Senior Vice President
Benjamin R. Clouse	Senior Vice President, Director, Chief Accounting Officer and Treasurer
Vedrana Balta	Secretary
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief Human Resources Officer
Joan J. Albeck	Senior Vice President and Chief Technology Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Phillip F. Fournier	Senior Vice President
Craig A. Junkins	Senior Vice President
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Amy E. Rush	Senior Vice President and Associate General Counsel
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact